                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American Skandia XTra CreditSM FOUR Premier, a flexible premium deferred annuity (the "Annuity") offered by  American  Skandia  Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us").  The Annuity may be offered as an individual  annuity contract or as an interest in a group annuity.  This Prospectus  describes the important features of the Annuity and what you should  consider  before  purchasing  the Annuity.  We have also filed a Statement of  Additional  Information  that is available from us,  without  charge,  upon your request.  The contents of the Statement of Additional  Information  are described on page 71. The Annuity or certain of its  investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable  laws and/or  regulations.  Certain terms are capitalized in this  Prospectus.
Those terms are either defined in the Glossary of Terms or in the context of the particular section.

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American  Skandia offers several  different  annuities  which your investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
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If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any  surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the annuity's account value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning  because it allows you to accumulate  retirement  savings and also offers payout  options when you are ready to begin  receiving  income.  The Annuity also offers one or more death benefits that can protect your retirement  savings if you die during a period of declining  markets.  It may be used as an investment  vehicle for "qualified"
investments,  including  an IRA,  SEP-IRA,  Roth IRA or Tax  Sheltered  Annuity (or  403(b)).  It may also be used as an  investment vehicle for  "non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment  options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10%  penalty  tax may be  applied  on  withdrawals  you make  before  you  reach age 59 1/2.  Annuities  purchased  as a  non-qualified investment  are not subject to the maximum  contribution  limits  that may apply to a qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any additional tax advantages  to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous  variable  investment  options  offered  under the Annuity.  You should  consult with your  investment  professional  as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

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These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve Board or any other agency.  An investment in this annuity involves investment risks, including possible loss of value.
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THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                            FOR FURTHER INFORMATION CALL 1-800-752-6342
Prospectus Dated: January 23, 2002                                       Statement of Additional Information Dated: January 23, 2002
FUSI ASXT II Four -PROS- (01/2002)                                                                             FUSI ASXT II FourPROS

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If you purchase this  Annuity,  we apply an additional  amount (an XTra  CreditSM) to your account value with each purchase  payment you make, including your initial purchase payment and any additional purchase payments.
====================================================================================================================================

4        This Annuity features the same Insurance Charge as many of American  Skandia's other variable  annuities.  However,  if you make a withdrawal that exceeds the free withdrawal  amount or choose to surrender your Annuity,  the contingent  deferred sales charge  (CDSC) on this  Annuity  is higher  and is  deducted  for a longer  period of time as  compared  to our other  variable annuities.  As with any annuity that  features a CDSC,  you should  consider  your need to access your account value during the
     CDSC period and whether the liquidity provision under the Annuity will satisfy that need.
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4        The XTra  CreditSM  amount is included in your account  value.  However,  American  Skandia may take back the original XTra
     CreditSM amount applied to your purchase  payment if you die, or elect to withdraw all or a portion of your account value under the  medically-related  surrender provision,  within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra  CreditSM  amount could be  substantially  reduced.  However,  any  investment  gain on the XTra CreditSM amount will not be taken back.  Additional conditions and restrictions apply.
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4        We offer other  annuities  where we apply an XTra  CreditSM to your annuity with each purchase  payment you make.  The XTra
     CreditSM  amount we apply to purchase  payments on those  annuities is  initially  higher than on this Annuity but reduces over time and only applies during the first six annuity years.  The total  asset-based  charges on those annuities are higher during the first 10 years but are lower than this  Annuity  after the 10th year.  The CDSC is also higher and is deducted for a longer period of time than on this  Annuity;  however the CDSC on those  annuities  applies  from the issue date of the  annuity,  not separately to each purchase payment.
====================================================================================================================================
====================================================================================================================================

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?
|X|      The Annuity is a "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more underlying  investment options. The variable investment options,  each a Class
       1  Sub-account  of American  Skandia Life  Assurance  Corporation  Variable  Account B, invest in an  underlying  mutual fund portfolio.  Currently,  portfolios  of the following  underlying  mutual funds are being  offered:  American  Skandia  Trust,
       Montgomery Variable Series,  Wells Fargo Variable Trust,  INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity
       Trust, ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This Annuity offers a Credit which we add to your Annuity with each Purchase Payment we receive.
|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      Annuity  Owners can purchase an optional  life  insurance  rider called  Plus40(TM)which  provides an income  tax-free  life insurance benefit to the Owner's beneficiary(ies) equal to 40% of the Account Value of your Annuity.
|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered  investment  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower  initial  purchase  payment  provided  you  establish a bank drafting  program under which purchase  payments  received in the first Annuity Year total at least $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those  persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant  must be age 80 or under.  The  availability  of certain  optional  benefits may vary based on the age of the Owner on the
Issue Date of the Annuity.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA LIFE ASSURANCE CORPORATION.........................................2

   MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS
      NINE MONTHS ENDED SEPTEMBER 30, 2001........................................................................................11
   QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK.....................................................................15
   SELECTED FINANCIAL DATA........................................................................................................16
   MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS..........................................17
   QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK.....................................................................20

AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA LIFE ASSURANCE CORPORATION..........................................22

APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B..............................................................1

APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS................................................................................1

APPENDIX D - PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER.................................................................................1

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or less any losses,  distributions  and charges.  The Account Value is  calculated  before we assess any  applicable  Contingent
Deferred  Sales  Charge  ("CDSC")  and/or any Annual  Maintenance  Fee.  The Account  Value  includes any Credits we applied to your
Purchase  Payments that we are entitled to recover  under certain  circumstances.  The Account  Value is determined  separately  for each Sub-account and for each Fixed  Allocation,  and then totaled to determine  Account Value for your entire Annuity.  The Account
Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value to one of the available  annuity options to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of the Fixed  Allocation  on any date other than the  Maturity  Date.  The Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the  surrender  minus any  applicable  CDSC,  Annual  Maintenance  Fee,  Tax Charge,  the charge for any  optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against  your  Annuity  while others are assessed  against  assets  allocated  to the  variable  investment  options.  The charges  that are assessed  against the
Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable  investment options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration  of the Annuity.  Each  underlying  mutual fund  portfolio  assesses a charge for investment management,  other  expenses and with some funds,  a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the underlying  funds. In certain states, a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

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                                                       YOUR TRANSACTION EXPENSES
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------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        Amount Deducted/
         FEE/EXPENSE                                 Description Of Charge                                    When Deducted
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.
Contingent Deferred Sales                                                                   9+              Upon Surrender or
Charge                                                                                                     Partial Withdrawal

------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.0%   6.0%    5.0%   4.0%   0.0%
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                The charge is a percentage of each applicable Purchase Payment.
                                 The period is measured from the date each Purchase Payment is allocated.
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                        Lesser of $35 or 2% of Account Value                     Annually on the contract's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each annuity
                                                                                                                  year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

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                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

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                                                           OPTIONAL BENEFITS
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GUARANTEED RETURN OPTION
We offer a program  that  guarantees a "return of premium" at a future  date,  while  allowing you to       0.25% of Account Value
allocate all or a portion of your Account Value to the  Sub-accounts of your choice.  Please refer to
the discussion of the Guaranteed Return Option for a description of restrictions under the program.        (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
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ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
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GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.30% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
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 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
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                                                     OPTIONAL LIFE INSURANCE RIDER
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                                                                                                        The charge is based on age and
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                       is a percentage of your
We offer an income  tax-free life insurance  benefit to your  Beneficiary(ies)  that may be useful in       Account Value as of the
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    anniversary of the Issue Date
death.  Please refer to the Appendix for a detailed description of this Rider.                            of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a detailed
                                                                                                           breakdown of the charge.
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                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
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Below are the  investment  management  fees,  other  expenses,  and the total annual  expenses for each  underlying  Portfolio as of
December  31,  2000,  except as noted.  Each  figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net assets.  For certain of the underlying  Portfolios,  a portion of the management fee is being waived and/or other expenses are being partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee  and/or  other  expenses  is being  waived  and/or reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the Portfolio's  investment  management fee, other  expenses and any 12b-1 fees,  net of any fee waivers and expense  reimbursements.  The  expenses  shown below are deducted by the  underlying  mutual fund before it provides  American  Skandia  with the daily net asset value.  Any  footnotes  about  expenses appear after the list of all the  portfolios.  The  underlying  mutual fund  portfolio  information  was provided by the  underlying mutual funds and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the underlying  Portfolios  for further  details.  The current  prospectus  and statement of additional  information  for the underlying
Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses
                                                                                                                 1
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 2
  AST Founders Passport                               1.00%          0.38%          0.00%         1.38%          N/A         1.38%
  AST Scudder Japan 3                                 1.00%          1.78%          0.00%         2.78%         1.03%        1.75%
  AST Strong International Equity                     0.86%          0.24%          0.06%         1.16%          N/A         1.16%
  AST American Century International Growth 4         1.00%          0.24%          0.00%         1.24%          N/A         1.24%
  AST MFS Global Equity                               1.00%          1.11%          0.00%         2.11%         0.36%        1.75%
  AST PBHG Small-Cap Growth                           0.90%          0.16%          0.01%         1.07%          N/A         1.07%
  AST DeAm Small-Cap Growth                           0.95%          0.16%          0.02%         1.13%          N/A         1.13%
  AST Federated Aggressive Growth 3                   0.95%          6.27%          0.00%         7.22%         5.87%        1.35%
  AST Goldman Sachs Small Cap Value                   0.95%          0.20%          0.00%         1.15%          N/A         1.15%
  AST Gabelli Small-CapValue                          0.90%          0.21%          0.01%         1.12%          N/A         1.12%
  AST Janus Mid-Cap Growth                            1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.16%          0.03%         1.09%          N/A         1.09%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.18%          0.16%         1.24%          N/A         1.24%
  AST Alger All-Cap Growth                            0.95%          0.24%          0.05%         1.24%          N/A         1.24%
  AST Gabelli All-Cap Value 3                         0.95%          0.64%          0.00%         1.59%         0.14%        1.45%
  AST Kinetics Internet 3                             1.00%          4.34%          0.00%         5.34%         3.94%        1.40%
  AST T. Rowe Price Natural Resources                 0.90%          0.24%          0.06%         1.20%          N/A         1.20%
  AST Alliance Growth                                 0.90%          0.19%          0.07%         1.16%          N/A         1.16%
  AST MFS Growth                                      0.90%          0.30%          0.00%         1.20%          N/A         1.20%
  AST Marsico Capital Growth                          0.90%          0.14%          0.02%         1.06%         0.02%        1.04%
  AST JanCap Growth                                   0.90%          0.13%          0.01%         1.04%         0.04%        1.00%
  AST Janus Strategic Value 3                         1.00%          1.41%          0.00%         2.41%         1.06%        1.35%
  AST Alliance/Bernstein Growth + Value 5             0.90%          0.24%          0.03%         1.17%          N/A         1.17%
  AST Sanford Bernstein Core Value                    0.75%          0.24%          0.03%         1.02%          N/A         1.02%
  AST Cohen & Steers Realty                           1.00%          0.22%          0.06%         1.28%          N/A         1.28%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.15%          0.16%         1.06%         0.01%        1.05%
  AST MFS Growth with Income                          0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.17%          0.03%         0.95%         0.01%        0.94%
  AST AIM Balanced                                    0.73%          0.22%          0.00%         0.95%          N/A         0.95%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Global Bond                       0.80%          0.32%          0.00%         1.12%          N/A         1.12%
  AST Federated High Yield                            0.75%          0.21%          0.00%         0.96%          N/A         0.96%
  AST Lord Abbett Bond-Debenture 3                    0.80%          2.27%          0.00%         3.07%         1.87%        1.20%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.22%          0.00%         0.87%          N/A         0.87%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.56%           0.00%        1.81%         0.25%        1.56%

Wells Fargo Variable Trust:
  Equity Income                                       0.70%          0.22%          0.25%         1.17%         0.17%        1.00%

INVESCO Variable Investment Funds, Inc.:
  Technology                                           0.72%         0.30%           0.00%         1.02%          N/A         1.02%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%          N/A         1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%          N/A         1.09%
  Telecommunications                                   0.75%         0.31%           0.00%         1.06%          N/A         1.06%
  Dynamics                                             0.75%         0.34%           0.00%         1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Omega                                                0.52%         0.16%           0.00%         0.68%          N/A         0.68%
  Equity Index                                         0.32%         0.22%           0.00%         0.54%         0.23%        0.31%
  Foundation                                           0.75%         0.17%           0.00%         0.92%          N/A         0.92%
  Global Leaders                                       0.87%         0.29%           0.00%         1.16%         0.15%        1.01%
  Special Equity                                       0.92%         0.25%           0.00%         1.17%         0.13%        1.04%
  Capital Growth                                       0.80%         0.32%           0.00%         1.12%         0.09%        1.03%
  Blue Chip                                            0.61%         0.64%           0.00%         1.25%         0.24%        1.01%
  International Growth                                 0.66%         0.52%           0.00%         1.18%          N/A         1.18%

ProFund VP:
  Europe 30                                            0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  UltraSmall-Cap                                       0.75%         1.34%           0.25%         2.34%         0.29%        2.05%
  UltraOTC                                             0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  OTC 6                                                0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear 6                                               0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus 6                                          0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Biotechnology 6                                      0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Energy 6                                             0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Financial 6                                          0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Healthcare 6                                         0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Real Estate 6                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Technology 6                                         0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Telecommunications 6                                 0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Utilities 6                                          0.75%         1.00%           0.25%         2.00%          N/A         2.00%

First Defined Portfolio Fund LLC:
First Trust(R)10 Uncommon Values                       0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth 7                    0.85%          0.60%          0.25%         1.70%         0.06%        1.70%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April 30, 2002. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Portfolio  Operating  Expenses"  reflects the effect of such waivers and reimbursements.
2        American  Skandia  Trust (the  "Trust")  adopted a  Distribution  Plan (the  "Distribution  Plan")  under Rule 12b-1 of the
     Investment  Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote the sale of shares of such  Portfolios.  While the brokerage  commission  rates and amounts paid by the various  Portfolios are not expected to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and Exchange  Commission  takes the position that commission  amounts  received under the  Distribution  Plan should be reflected as  distribution  expenses of the
     Portfolios.  The  Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed under the  Distribution  Plan.  Although  there are no maximum  amounts  allowable,  actual  commission  amounts  directed  under the
     Distribution  Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
3        These  Portfolios  commenced  operations  on  October  23,  2000.  "Other  Expenses"  and "12b-1  Fees"  shown are based on estimated amounts for the fiscal year ending December 31, 2001.
4        This Portfolio's  expense  information  reflects the addition of the net assets of the AST American  Century  International
     Growth Portfolio II ("Portfolio II") as a result of the merger between this Portfolio and Portfolio II.
5        These  Portfolios  commenced  operations  on May 1, 2001.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
6        These  Portfolios  commenced  operations  on  January  22,  2001.  "Other  Expenses"  and "12b-1  Fees"  shown are based on estimated amounts for the fiscal year ending December 31, 2001.
7        This  Portfolio  commenced  operations on April 15, 2001.  "Other  Expenses" are based on estimated  amounts for the fiscal year ending  December  31, 2001 and  include a 0.15%  Administration  Fee.  The 0.06% fee waiver and expense  reimbursement  is currently  in effect but may be  eliminated.  Therefore,  the Expense  Examples  reflect the Total Annual  Portfolio  Operating
     Expenses, not the Net Annual Portfolio Operating Expenses.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain  periods of time based on specific  assumptions.  The examples  reflect the  Insurance  Charge,  Contingent  Deferred  Sales
Charges (when  applicable),  the Annual  Maintenance Fee, the charges deducted by the underlying mutual fund portfolios,  as well as the charges for the optional benefits that are offered under the Annuity.  The Securities and Exchange  Commission  ("SEC") requires these examples.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee (when  applicable) is reflected as an asset-based charge based on an assumed  average  contract size;  (d) you make no  withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender  or other  transactions  that we charge a fee for during the period  shown;  (f) no tax charge applies;  (g) the expenses for the underlying  mutual fund portfolios  reflect the continued  waiver of fees or reimbursement of expenses through each period shown (refer to the "Net Annual Portfolio Operating  Expenses," in the section entitled  "Underlying
Mutual Fund  Portfolio  Annual  Expenses");  (h) the optional  charges are  reflected as charges  equal to 0.25% for the  Guaranteed
Return  Option,  0.25% for the Enhanced  Beneficiary  Protection,  and 0.30% for the Guaranteed  Minimum Death Benefit;  and (i) the
Credit  applicable  to your  Annuity is 4% of Purchase  Payments.  The charges for the  optional  benefits are deducted on an annual basis in arrears.  Amounts  shown in the  examples  are rounded to the nearest  dollar.  The Credit may be less when total  Purchase
Payments  are less  then  $10,000  and may be more when  total  Purchase  Payments  are at least  $5,000,000  (see "How do I Receive
Credits?").

Expense  Examples  are  provided for the basic  Annuity  contract  without any optional  benefits,  for the basic  Annuity  contract assuming that you elect one of the following:  the Guaranteed Return Option, the Enhanced  Beneficiary  Protection or the Guaranteed
Minimum Death Benefit;  and for the basic Annuity  contract  assuming you elect both the  Guaranteed  Return Option and the Enhanced
Beneficiary Protection, or both the Guaranteed Return Option and the Guaranteed Minimum Death Benefit.

Unlike the annual charge for either the Guaranteed Return Option or the Enhanced Beneficiary  Protection,  the annual charge for the
Guaranteed  Minimum  Death  Benefit is based on the Death  Benefit and not the  Account  Value.  You cannot  purchase  the  Enhanced
Beneficiary Protection with any other optional death benefit or life insurance rider.

Expense  Examples are not provided for the Plus40(TM)Optional  Life  Insurance  Rider  because it is supported by American  Skandia's general  account and is not subject to, or registered  as a security  under,  either the  Securities  Act of 1933 or the  Investment
Company Act of 1940 and because  Owners can pay the annual,  age-based  charge  through funds  outside of the Annuity.  If the Owner elects to pay the annual  charge  from the  Annuity,  charges are  deducted as a partial  withdrawal  from the  Annuity,  subject to applicable taxes.  Please refer to the Appendix for a detailed description of this Rider.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

18

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
                                         -------- ------- --------          ------- -------- -------- -------
----------------------------------------                           --------                                   -------- -------- ------- -------- ------- -------- -------- -------
AST Founders Passport                      30       92      157      330      33      100      170     355      33       100     170      355      33      102      173     364
AST Scudder Japan                          34      104      176      366      37      112      189     390      37       112     189      390      37      113      192     400
AST Strong International Equity            28       85      145      307      30      93       158     333      30       93      158      333      31      95       162     343
AST American Century International         29       88      149      315      31      95       162     340      31       95      162      340      32      97       166     351
Growth
AST MFS Global Equity                      34      104      176      366      37      112      189     390      37       112     189      390      37      113      192     400
AST PBHG Small-Cap Growth                  27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
AST DeAm Small-Cap Growth                  27       84      143      304      30      92       157     330      30       92      157      330      31      94       160     339
AST Federated Aggressive Growth            30       91      155      327      32      99       168     351      32       99      168      351      33      101      172     362
AST Goldman Sachs Small Cap Value          28       85      145      307      30      93       158     331      30       93      158      331      31      94       161     341
AST Gabelli Small-Cap Value                27       84      143      303      30      92       156     329      30       92      156      329      31      94       160     339
AST Janus Mid-Cap Growth                   29       89      152      320      32      97       164     344      32       97      164      344      32      99       168     354
AST Neuberger Berman Mid-Cap Growth        27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335
AST Neuberger Berman Mid-Cap Value         29       88      149      315      31      95       162     340      31       95      162      340      32      97       166     351
AST Alger All-Cap Growth                   29       88      149      315      31      95       162     340      31       95      162      340      32      97       166     351
AST Gabelli All-Cap Value                  31       94      160      337      33      102      173     361      33       102     173      361      34      104      177     371
AST Kinetics Internet                      30       93      158      331      33      101      171     357      33       101     171      357      33      102      174     366
AST T.Rowe Price Natural Resources         28       86      147      311      31      94       160     337      31       94      160      337      31      96       163     345
AST Alliance Growth                        28       85      145      307      30      93       158     333      30       93      158      333      31      95       162     343
AST MFS Growth                             28       86      147      311      31      94       160     337      31       94      160      337      31      96       163     345
AST Marsico Capital Growth                 26       81      138      294      29      89       152     320      29       89      152      320      30      91       156     331
AST JanCap Growth                          26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     326
AST Janus Strategic Value                  30       91      155      327      32      99       168     351      32       99      168      351      33      101      172     362
AST Alliance/Bernstein Growth + Value      28       85      145      307      31      94       159     334      31       94      159      334      31      95       162     343
AST Sanford Bernstein Core Value           26       81      138      293      29      89       151     318      29       89      151      318      29      90       154     328
AST Cohen & Steers Realty                  29       89      152      320      32      97       164     344      32       97      164      344      32      99       168     354
AST Sanford Bernstein Managed Index 500    24       73      125      267      26      81       138     294      26       81      138      294      27      83       142     303
AST American Century Income & Growth       25       78      133      284      28      86       147     310      28       86      147      310      29      88       150     320
AST Alliance Growth and Income             27       82      139      296      29      89       152     321      29       89      152      321      30      91       156     331
AST MFS Growth with Income                 28       87      148      314      31      95       162     340      31       95      162      340      32      97       166     350
AST INVESCO Equity Income                  25       78      133      284      28      86       147     310      28       86      147      310      29      88       150     320
AST AIM Balanced                           26       79      134      286      28      86       147     311      28       86      147      311      29      88       151     321
AST American Century Strategic Balanced    27       83      142      301      30      91       155     327      30       91      155      327      30      93       158     335
AST T. Rowe Price Asset Allocation         27       83      141      299      30      91       154     325      30       91      154      325      30      92       157     333
AST T. Rowe Price Global Bond              27       84      143      303      30      92       156     329      30       92      156      329      31      94       160     339
AST Federated High Yield                   26       79      135      287      28      87       148     313      28       87      148      313      29      88       151     321
AST Lord Abbett Bond-Debenture             28       86      147      311      31      94       160     337      31       94      160      337      31      96       163     345
AST PIMCO Total Return Bond                24       74      127      271      27      82       140     297      27       82      140      297      27      84       143     307
AST PIMCO Limited Maturity Bond            25       76      130      277      27      84       143     303      27       84      143      303      28      86       147     313
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Money Market                           22       67      115      247      24      75       128     274      24       75      128      274      25      77       132     283

MV Emerging Markets                        32       98      166      348      35      106      179     372      35       106     179      372      35      107      182     381

WFVT Equity Income                         26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     326

INVESCO VIF Technology                     26       81      138      293      29      89       151     318      29       89      151      318      29      90       154     328
INVESCO VIF Health Sciences                27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
INVESCO VIF Financial Services             27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335
INVESCO VIF Telecommunications             27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
INVESCO VIF Dynamics                       27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335

Evergreen VA Omega                         23       70      120      257      25      78       133     284      25       78      133      284      26      80       137     293
Evergreen VA Equity Index                  19       58      99       215      21      66       113     244      21       66      113      244      22      68       117     252
Evergreen VA Foundation                    25       77      132      281      28      85       145     308      28       85      145      308      28      87       149     318
Evergreen VA Global Leaders                26       80      137      291      29      88       150     317      29       88      150      317      29      90       153     326
Evergreen VA Special Equity                26       81      138      294      29      89       152     320      29       89      152      320      30      91       156     331
Evergreen VA Capital Growth                26       81      138      294      29      89       152     320      29       89      152      320      30      91       155     330
Evergreen VA Blue Chip                     26       80      137      291      29      88       150     317      29       88      150      317      29      90       153     326
Evergreen VA International Growth          28       86      147      310      31      94       159     334      31       94      159      334      31      96       163     345

ProFund VP Europe 30                       34      104      176      366      37      112      189     390      37       112     189      390      37      113      192     400
ProFund VP UltraSmall-Cap                  37      113      191      395      40      121      204     418      40       121     204      418      40      122      207     429
ProFund VP UltraOTC                        34      104      176      366      37      112      189     390      37       112     189      390      37      113      192     400
ProFund VP OTC                             36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Bear                            36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Bull Plus                       36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Biotechnology                   37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Energy                          37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Financial                       37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Healthcare                      37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Real Estate                     37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Technology                      37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Telecommunications              37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Utilities                       37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424

First Trust(R)10 Uncommon Values            30       92      156      329      33      100      169     354      33       100     169      354      33      101      172     363

SP Jennison International Growth           34      103      174      362      36      110      186     385      36       110     186      385      37      112      190     397
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO)         If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
                                         -------- ------- --------          ------- -------- -------- -------
----------------------------------------                           --------
AST Founders Passport                      35      107      182      379      36      110      186     389
AST Scudder Japan                          39      119      201      415      40      121      204     423
AST Strong International Equity            33      101      171      358      34      103      175     368
AST American Century International         34      103      175      365      34      105      178     375
Growth
AST MFS Global Equity                      39      119      201      415      40      121      204     423
AST PBHG Small-Cap Growth                  32       98      167      349      33      100      170     358
AST DeAm Small-Cap Growth                  33      100      170      355      33      102      173     364
AST Federated Aggressive Growth            35      107      181      376      36      109      185     387
AST Goldman Sachs Small Cap Value          33      101      171      357      33      102      173     365
AST Gabelli Small-Cap Value                33      100      169      354      33      101      172     363
AST Janus Mid-Cap Growth                   34      104      177      369      35      106      181     379
AST Neuberger Berman Mid-Cap Growth        32       98      167      350      33      100      171     360
AST Neuberger Berman Mid-Cap Value         34      103      175      365      34      105      178     375
AST Alger All-Cap Growth                   34      103      175      365      34      105      178     375
AST Gabelli All-Cap Value                  36      110      186      386      37      112      190     397
AST Kinetics Internet                      36      109      184      381      36      110      187     390
AST T. Rowe Price Natural Resources        33      102      173      361      34      104      177     371
AST Alliance Growth                        33      101      171      358      34      103      175     368
AST MFS Growth                             33      102      173      361      34      104      177     371
AST Marsico Capital Growth                 32       97      165      347      32      99       168     355
AST JanCap Growth                          31       96      163      341      32      98       167     352
AST Janus Strategic Value                  35      107      181      376      36      109      185     387
AST Alliance/Bernstein Growth + Value      33      101      172      359      34      103      175     368
AST Sanford Bernstein Core Value           32       97      164      344      32      98       167     353
AST Cohen & Steers Realty                  34      104      177      369      35      106      181     379
AST Sanford Bernstein Managed Index 500    29       89      152      320      30      91       155     330
AST American Century Income & Growth       31       94      160      337      31      96       163     345
AST Alliance Growth and Income             32       97      165      347      32      99       168     355
AST MFS Growth with Income                 34      103      175      365      34      105      178     374
AST INVESCO Equity Income                  31       94      160      337      31      96       163     345
AST AIM Balanced                           31       94      160      337      31      96       163     346
AST American Century Strategic Balanced    32       99      168      351      33      101      172     362
AST T. Rowe Price Asset Allocation         32       98      167      350      33      100      171     360
AST T. Rowe Price Global Bond              33      100      169      354      33      101      172     363
AST Federated High Yield                   31       95      161      338      31      96       164     347
AST Lord Abbett Bond-Debenture             33      102      173      361      34      104      177     371
AST PIMCO Total Return Bond                29       90      153      323      30      92       157     333
AST PIMCO Limited Maturity Bond            30       92      156      329      31      94       160     339
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO)         If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
                                         ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Money Market                           27       83      142      301      28      85       146     311

MV Emerging Markets                        37      113      191      395      38      115      195     407

WFVT Equity Income                         31       96      163      341      32      98       167     352

INVESCO VIF Technology                     32       97      164      344      32      98       167     353
INVESCO VIF Health Sciences                32       98      167      349      33      100      170     358
INVESCO VIF Financial Services             32       98      167      350      33      100      171     360
INVESCO VIF Telecommunications             32       98      166      348      33      100      170     358
INVESCO VIF Dynamics                       32       98      167      350      33      100      171     360

Evergreen VA Omega                         28       86      147      310      28      87       149     319
Evergreen VA Equity Index                  24       74      127      271      25      76       130     280
Evergreen VA Foundation                    31       94      159      334      31      95       162     343
Evergreen VA Global Leaders                31       96      163      343      32      98       167     353
Evergreen VA Special Equity                32       97      165      347      32      99       168     355
Evergreen VA Capital Growth                32       97      165      345      32      99       168     354
Evergreen VA Blue Chip                     31       96      163      343      32      98       167     353
Evergreen VA International Growth          33      101      172      359      34      103      176     370

ProFund VP Europe 30                       39      119      201      415      40      121      204     423
ProFund VP UltraSmall-Cap                  43      129      217      442      43      130      219     450
ProFund VP UltraOTC                        39      119      201      415      40      121      204     423
ProFund VP OTC                             41      125      211      432      42      127      214     442
ProFund VP Bear                            41      125      211      432      42      127      214     442
ProFund VP Bull Plus                       41      125      211      432      42      127      214     442
ProFund VP Biotechnology                   42      127      213      436      42      128      216     445
ProFund VP Energy                          42      127      213      436      42      128      216     445
ProFund VP Financial                       42      127      213      436      42      128      216     445
ProFund VP Healthcare                      42      127      213      436      42      128      216     445
ProFund VP Real Estate                     42      127      213      436      42      128      216     445
ProFund VP Technology                      42      127      213      436      42      128      216     445
ProFund VP Telecommunications              42      127      213      436      42      128      216     445
ProFund VP Utilities                       42      127      213      436      42      128      216     445

First Trust(R)10 Uncommon Values            35      107      181      377      36      109      185     387

SP Jennison International Growth           39      118      199      410      39      119      202     419
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
                                         -------- ------- --------         -------- -------- -------- -------
----------------------------------------                           -------                                    -------- -------- ------- ------- -------- -------- -------- -------
AST Founders Passport                      115     177      227     330      118      185      240     355      118      185     240     355      118      187      243     364
AST Scudder Japan                          119     189      246     366      122      197      259     390      122      197     259     390      122      198      262     400
AST Strong International Equity            113     170      215     307      115      178      228     333      115      178     228     333      116      180      232     343
AST American Century International         114     173      219     315      116      180      232     340      116      180     232     340      117      182      236     351
Growth
AST MFS Global Equity                      119     189      246     366      122      197      259     390      122      197     259     390      122      198      262     400
AST PBHG Small-Cap Growth                  112     167      210     297      114      175      223     323      114      175     223     323      115      177      227     333
AST DeAm Small-Cap Growth                  112     169      213     304      115      177      227     330      115      177     227     330      116      179      230     339
AST Federated Aggressive Growth            115     176      225     327      117      184      238     351      117      184     238     351      118      186      242     362
AST Goldman Sachs Small Cap Value          113     170      215     307      115      178      228     331      115      178     228     331      116      179      231     341
AST Gabelli Small-Cap Value                112     169      213     303      115      177      226     329      115      177     226     329      116      179      230     339
AST Janus Mid-Cap Growth                   114     174      222     320      117      182      234     344      117      182     234     344      117      184      238     354
AST Neuberger Berman Mid-Cap Growth        112     168      212     300      115      176      225     327      115      176     225     327      115      178      228     335
AST Neuberger Berman Mid-Cap Value         114     173      219     315      116      180      232     340      116      180     232     340      117      182      236     351
AST Alger All-Cap Growth                   114     173      219     315      116      180      232     340      116      180     232     340      117      182      236     351
AST Gabelli All-Cap Value                  116     179      230     337      118      187      243     361      118      187     243     361      119      189      247     371
AST Kinetics Internet                      115     178      228     331      118      186      241     357      118      186     241     357      118      187      244     366
AST T.Rowe Price Natural Resources         113     171      217     311      116      179      230     337      116      179     230     337      116      181      233     345
AST Alliance Growth                        113     170      215     307      115      178      228     333      115      178     228     333      116      180      232     343
AST MFS Growth                             113     171      217     311      116      179      230     337      116      179     230     337      116      181      233     345
AST Marsico Capital Growth                 111     166      208     294      114      174      222     320      114      174     222     320      115      176      226     331
AST JanCap Growth                          111     165      207     290      114      173      220     317      114      173     220     317      114      175      223     326
AST Janus Strategic Value                  115     176      225     327      117      184      238     351      117      184     238     351      118      186      242     362
AST Alliance/Bernstein Growth + Value      113     170      215     307      116      179      229     334      116      179     229     334      116      180      232     343
AST Sanford Bernstein Core Value           111     166      208     293      114      174      221     318      114      174     221     318      114      175      224     328
AST Cohen & Steers Realty                  114     174      222     320      117      182      234     344      117      182     234     344      117      184      238     354
AST Sanford Bernstein Managed Index 500    109     158      195     267      111      166      208     294      111      166     208     294      112      168      212     303
AST American Century Income & Growth       110     163      203     284      113      171      217     310      113      171     217     310      114      173      220     320
AST Alliance Growth and Income             112     167      209     296      114      174      222     321      114      174     222     321      115      176      226     331
AST MFS Growth with Income                 113     172      218     314      116      180      232     340      116      180     232     340      117      182      236     350
AST INVESCO Equity Income                  110     163      203     284      113      171      217     310      113      171     217     310      114      173      220     320
AST AIM Balanced                           111     164      204     286      113      171      217     311      113      171     217     311      114      173      221     321
AST American Century Strategic Balanced    112     168      212     301      115      176      225     327      115      176     225     327      115      178      228     335
AST T. Rowe Price Asset Allocation         112     168      211     299      115      176      224     325      115      176     224     325      115      177      227     333
AST T. Rowe Price Global Bond              112     169      213     303      115      177      226     329      115      177     226     329      116      179      230     339
AST Federated High Yield                   111     164      205     287      113      172      218     313      113      172     218     313      114      173      221     321
AST Lord Abbett Bond-Debenture             113     171      217     311      116      179      230     337      116      179     230     337      116      181      233     345
AST PIMCO Total Return Bond                109     159      197     271      112      167      210     297      112      167     210     297      112      169      213     307
AST PIMCO Limited Maturity Bond            110     161      200     277      112      169      213     303      112      169     213     303      113      171      217     313
AST Money Market                           107     152      185     247      109      160      198     274      109      160     198     274      110      162      202     283
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
MV Emerging Markets                        117     183      236      348     120      191      249     372      120      191     249      372     120      192      252     381

WFVT Equity Income                         111     165      207      290     114      173      220     317      114      173     220      317     114      175      223     326

INVESCO VIF Technology                     111     166      208      293     114      174      221     318      114      174     221      318     114      175      224     328
INVESCO VIF Health Sciences                112     167      210      297     114      175      223     323      114      175     223      323     115      177      227     333
INVESCO VIF Financial Services             112     168      212      300     115      176      225     327      115      176     225      327     115      178      228     335
INVESCO VIF Telecommunications             112     167      210      297     114      175      223     323      114      175     223      323     115      177      227     333
INVESCO VIF Dynamics                       112     168      212      300     115      176      225     327      115      176     225      327     115      178      228     335

Evergreen VA Omega                         108     155      190      257     110      163      203     284      110      163     203      284     111      165      207     293
Evergreen VA Equity Index                  104     143      169      215     106      151      183     244      106      151     183      244     107      153      187     252
Evergreen VA Foundation                    110     162      202      281     113      170      215     308      113      170     215      308     113      172      219     318
Evergreen VA Global Leaders                111     165      207      291     114      173      220     317      114      173     220      317     114      175      223     326
Evergreen VA Special Equity                111     166      208      294     114      174      222     320      114      174     222      320     115      176      226     331
Evergreen VA Capital Growth                111     166      208      294     114      174      222     320      114      174     222      320     115      176      225     330
Evergreen VA Blue Chip                     111     165      207      291     114      173      220     317      114      173     220      317     114      175      223     326
Evergreen VA International Growth          113     171      217      310     116      179      229     334      116      179     229      334     116      181      233     345

ProFund VP Europe 30                       119     189      246      366     122      197      259     390      122      197     259      390     122      198      262     400
ProFund VP UltraSmall-Cap                  122     198      261      395     125      206      274     418      125      206     274      418     125      207      277     429
ProFund VP UltraOTC                        119     189      246      366     122      197      259     390      122      197     259      390     122      198      262     400
ProFund VP OTC                             121     195      256      385     124      203      269     410      124      203     269      410     124      204      272     419
ProFund VP Bear                            121     195      256      385     124      203      269     410      124      203     269      410     124      204      272     419
ProFund VP Bull Plus                       121     195      256      385     124      203      269     410      124      203     269      410     124      204      272     419
ProFund VP Biotechnology                   122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Energy                          122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Financial                       122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Healthcare                      122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Real Estate                     122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Technology                      122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Telecommunications              122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Utilities                       122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424

First Trust(R)10 Uncommon Values            115     177      226      329     118      185      239     354      118      185     239      354     118      186      242     363

SP Jennison International Growth           119     188      244      362     121      195      256     385      121      195     256      385     122      197      260     397
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
                                         -------- ------- --------          ------- -------- -------- -------
----------------------------------------                           --------
AST Founders Passport                      120     192      252      379     121      195      256     389
AST Scudder Japan                          124     204      271      415     125      206      274     423
AST Strong International Equity            118     186      241      358     119      188      245     368
AST American Century International         119     188      245      365     119      190      248     375
Growth
AST MFS Global Equity                      124     204      271      415     125      206      274     423
AST PBHG Small-Cap Growth                  117     183      237      349     118      185      240     358
AST DeAm Small-Cap Growth                  118     185      240      355     118      187      243     364
AST Federated Aggressive Growth            120     192      251      376     121      194      255     387
AST Goldman Sachs Small Cap Value          118     186      241      357     118      187      243     365
AST Gabelli Small-Cap Value                118     185      239      354     118      186      242     363
AST Janus Mid-Cap Growth                   119     189      247      369     120      191      251     379
AST Neuberger Berman Mid-Cap Growth        117     183      237      350     118      185      241     360
AST Neuberger Berman Mid-Cap Value         119     188      245      365     119      190      248     375
AST Alger All-Cap Growth                   119     188      245      365     119      190      248     375
AST Gabelli All-Cap Value                  121     195      256      386     122      197      260     397
AST Kinetics Internet                      121     194      254      381     121      195      257     390
AST T.Rowe Price Natural Resources         118     187      243      361     119      189      247     371
AST Alliance Growth                        118     186      241      358     119      188      245     368
AST MFS Growth                             118     187      243      361     119      189      247     371
AST Marsico Capital Growth                 117     182      235      347     117      184      238     355
AST JanCap Growth                          116     181      233      341     117      183      237     352
AST Janus Strategic Value                  120     192      251      376     121      194      255     387
AST Alliance/Bernstein Growth + Value      118     186      242      359     119      188      245     368
AST Sanford Bernstein Core Value           117     182      234      344     117      183      237     353
AST Cohen & Steers Realty                  119     189      247      369     120      191      251     379
AST Sanford Bernstein Managed Index 500    114     174      222      320     115      176      225     330
AST American Century Income & Growth       116     179      230      337     116      181      233     345
AST Alliance Growth and Income             117     182      235      347     117      184      238     355
AST MFS Growth with Income                 119     188      245      365     119      190      248     374
AST INVESCO Equity Income                  116     179      230      337     116      181      233     345
AST AIM Balanced                           116     179      230      337     116      181      233     346
AST American Century Strategic Balanced    117     184      238      351     118      186      242     362
AST T. Rowe Price Asset Allocation         117     183      237      350     118      185      241     360
AST T. Rowe Price Global Bond              118     185      239      354     118      186      242     363
AST Federated High Yield                   116     180      231      338     116      181      234     347
AST Lord Abbett Bond-Debenture             118     187      243      361     119      189      247     371
AST PIMCO Total Return Bond                114     175      223      323     115      177      227     333
AST PIMCO Limited Maturity Bond            115     177      226      329     116      179      230     339
AST Money Market                           112     168      212      301     113      170      216     311
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
                                         ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
MV Emerging Markets                        122     198      261      395     123      200      265     407

WFVT Equity Income                         116     181      233      341     117      183      237     352

INVESCO VIF Technology                     117     182      234      344     117      183      237     353
INVESCO VIF Health Sciences                117     183      237      349     118      185      240     358
INVESCO VIF Financial Services             117     183      237      350     118      185      241     360
INVESCO VIF Telecommunications             117     183      236      348     118      185      240     358
INVESCO VIF Dynamics                       117     183      237      350     118      185      241     360

Evergreen VA Omega                         113     171      217      310     113      172      219     319
Evergreen VA Equity Index                  109     159      197      271     110      161      200     280
Evergreen VA Foundation                    116     179      229      334     116      180      232     343
Evergreen VA Global Leaders                116     181      233      343     117      183      237     353
Evergreen VA Special Equity                117     182      235      347     117      184      238     355
Evergreen VA Capital Growth                117     182      235      345     117      184      238     354
Evergreen VA Blue Chip                     116     181      233      343     117      183      237     353
Evergreen VA International Growth          118     186      242      359     119      188      246     370

ProFund VP Europe 30                       124     204      271      415     125      206      274     423
ProFund VP UltraSmall-Cap                  128     214      287      442     128      215      289     450
ProFund VP UltraOTC                        124     204      271      415     125      206      274     423
ProFund VP OTC                             126     210      281      432     127      212      284     442
ProFund VP Bear                            126     210      281      432     127      212      284     442
ProFund VP Bull Plus                       126     210      281      432     127      212      284     442
ProFund VP Biotechnology                   127     212      283      436     127      213      286     445
ProFund VP Energy                          127     212      283      436     127      213      286     445
ProFund VP Financial                       127     212      283      436     127      213      286     445
ProFund VP Healthcare                      127     212      283      436     127      213      286     445
ProFund VP Real Estate                     127     212      283      436     127      213      286     445
ProFund VP Technology                      127     212      283      436     127      213      286     445
ProFund VP Telecommunications              127     212      283      436     127      213      286     445
ProFund VP Utilities                       127     212      283      436     127      213      286     445

First Trust(R)10 Uncommon Values            120     192      251      377     121      194      255     387

SP Jennison International Growth           124     203      269      410     124      204      272     419
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

71

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Class 1 Sub-account of American  Skandia Life Assurance  Corporation  Variable Account B (see
"What are Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully  read the  prospectus  for any  Portfolio  in  which  you are  interested.  The  following  chart  classifies  each of the
Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart  also  provides a description of each Portfolio's  investment  objective (in italics) and a short, summary description of their key policies to assist you in determining  which  Portfolios  may be of interest to you.  There is no guarantee  that any underlying  mutual fund portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those Portfolios whose name includes the prefix "AST" are portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated  ("ASISI"),  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the funds may be substantially  similar,  the actual  investments  made by the funds will differ to varying degrees.  Differences in the  performance of the funds can be expected,  and in some cases could be  substantial.  Contract  Owners should not compare the performance  of a publicly  traded mutual fund with the  performance  of any similarly  named  Portfolio  offered as a  Sub-account.
Details about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses for the underlying  mutual funds. The current  prospectus and statement of additional  information for the underlying  Portfolios can be obtained by calling 1-800-752-6342.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average      Wells Capital
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no
       BOND         restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    dollar-denominated  bonds.  The  Portfolio  will invest in all types of bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces  and  municipalities  as  well as  investment  grade  corporate  bonds,
   GLOBAL BOND      mortgage and  asset-backed  securities and high-yield  bonds of U.S. and foreign  issuers.  The
                    Sub-advisor bases its investment decisions on fundamental market factors,  currency trends, and      T. Rowe Price
                    credit  quality.  The  Portfolio  generally  invests  in  countries  where the  combination  of   International, Inc.
                    fixed-income returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor believes that the currency risk can be minimized through hedging.  The  Portfolio  may also  invest up to 20% of its  assets in the  aggregate  in below investment-grade,  high-risk bonds ("junk bonds"). In addition,  the Portfolio may invest up to
                    30% of its assets in mortgage-backed  (including  derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.

     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA  Foundation:  seeks,  in order of priority,  reasonable  income,  conservation  of capital and capital  appreciation.  The  Portfolio  invests  principally  in a  combination  of
                    common stocks,  securities  convertible into or exchangeable for common stocks and fixed income   Evergreen Investment
                    securities.  Common  stocks are  selected  based on a  combination  of  financial  strength and   Management Company,
                    estimated  growth  potential.  Fixed income  securities  are selected  based on the  investment           LLC
                    adviser's  projections of interests  rates,  varying amounts and maturities in order to achieve     (f/k/a Evergreen
                    capital protection and, when possible,  capital appreciation.  Under normal circumstances,  the     Asset Management
                    Portfolio  anticipates  that at least 25% of its net assets will consist of debt securities and          Corp.)
                    the remainder in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be
  EQUITY INCOME     invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, high-quality  domestic  companies with  above-average  return potential based on current market
                    valuations and above-average  dividend income.  Under normal market  conditions,  the Portfolio    Wells Fargo Funds
                    invests at least 65% of its total assets in income  producing  equity  securities and in issues     Management, LLC
                    of companies with market capitalizations greater than the median of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
      GROWTH        The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
        &           stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
      INCOME        Portfolio's  assets  invested  in  securities  that are  selling at  reasonable  valuations  in     Management, L.P.
                    relation to their fundamental  business prospects.  The stocks that the Portfolio will normally invest in are those of seasoned  companies that are expected to show  above-average  growth and that the Sub-advisor believes are in sound financial condition.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend
      GROWTH        yield that will be greater than the S&P 500 Index.
        &
      INCOME
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
                    stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
                    invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
                    size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,      Cohen & Steers
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Equity Index:  seeks investment  results that achieve price and yield  performance
                    similar  to the  Standards  and  Poor's  500  Composite  Price  Index  ("S&P 500  Index").  The   Evergreen Investment
                    Portfolio  invests  substantially all of its total assets in equity securities that represent a   Management Company,
  S&P 500 INDEX     composite of the S&P 500 Index.  The  correlation  between the performance of the Portfolio and           LLC
                    the S&P 500  Index is  expected  to be,  before  expenses,  0.98 or  higher.  The S&P 500 is an   (f/k/a First Capital
                    unmanaged  index of 500 common stocks chosen to reflect the industries of the U.S.  economy and          Group)
                    is often considered a proxy for the stock market in general.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common  stocks of companies  included in the S&P 500(R).  In seeking to  outperform  the S&P 500, the  Sub-advisor  starts  with a  portfolio  of stocks  representative  of the  holdings of the
  MANAGED INDEX     index.  It then uses a set of fundamental  quantitative  criteria that are designed to indicate   Sanford C. Bernstein
                    whether a particular  stock will  predictably  perform  better or worse than the S&P 500. Based        & Co., LLC
                    on these  criteria,  the  Sub-advisor  determines  whether the  Portfolio  should  over-weight, under-weight or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the Sub-advisor also may determine that based on the quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the  Russell  1000 Index (the  "Russell  1000").  The Russell  1000 is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.     Alliance Capital
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Management, L.P.
                    companies  primarily from the Russell 1000 Growth Index  constituting  approximately 50% of the
                    Portfolio's  net  assets and 35-50  companies  primarily  from the  Russell  1000  Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.

    LARGE CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected,
                    high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.     Alliance Capital
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Management, L.P.
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of      Janus Capital
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products       Corporation
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.

    LARGE CAP
      EQUITY
     (Cont.)
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Blue Chip:  seeks  capital  growth with the  potential  for income.  The Portfolio invests  primarily  in common  stocks of  well-established,  large U.S.  companies  with a long
                    history  of  performance,   typically   recognizable   names  representing  a  broad  range  of   Evergreen Investment
                    industries.   To  provide  balance,   the  Portfolio  also  invests  in  quality   medium-sized   Management Company,
                    companies.  The  Portfolio's  stock  selection  is  based  on a  diversified  style  of  equity           LLC
                    investment  management  that  allows  it to invest in both  value  and  growth-oriented  equity securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen  VA  Capital  Growth:  seeks  to  provide  long-term  appreciation  of  capital.  The
                    Portfolio  invests  primarily  in common  stocks.  The  Portfolio  may also invest in preferred   Evergreen Investment
                    stocks,  convertible preferred stocks,  convertible debentures,  and any other class or type of   Management Company,
                    security which the investment  adviser believes offers the potential for capital  appreciation.           LLC/
                    In selecting  investments,  the investment adviser attempts to identify  securities it believes   Pilgrim Baxter Value
                    will provide  capital  appreciation  over the  intermediate  or long term due to changes in the     Investors, Inc.
                    financial condition of issuers, changes in financial conditions generally, or other factors.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.

      ALL-CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
                    smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
  MID-CAP EQUITY    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.

  MID-CAP EQUITY
      (Cont.)

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Omega:  seeks maximum capital growth.  The Portfolio  invests  primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market   Evergreen Investment
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the   Management Company,
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than           LLC
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio
                    invests   primarily  in  common  stocks  of  mid-size  U.S.   companies  -  those  with  market
                    capitalizations  between $2 billion  and $15 billion at the time of purchase - but also has the flexibility to invest in other types of securities,  including  preferred  stocks,  convertible
                    securities  and bonds.  The core of the  Portfolio's  portfolio  is invested in  securities  of   INVESCO Funds Group,
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  that show  accelerating growth,  driven by product cycles,  favorable  industry or sector  conditions and other factors that will lead to rapid sales and earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAm  Small-Cap  Growth (f/k/a AST Scudder  Small-Cap  Growth;  f/k/a AST Kemper  Small-Cap
                    Growth):  seeks  maximum  growth of  investors'  capital from a portfolio  of growth  stocks of smaller  companies.  At least 80% of the Portfolio's  total assets normally will be invested in
                    the equity securities of smaller  companies,  i.e., those having a market  capitalization of $2      Deutsche Asset
                    billion or less at the time of investment,  many of which would be in the early stages of their     Management, Inc.
                    life cycle.  The Portfolio  intends to invest  primarily in stocks of companies  whose earnings
    SMALL CAP       per share are expected by the Sub-advisor to grow faster than the market average.
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.

    SMALL CAP
      EQUITY
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the     Pilgrim Baxter &
                    common stocks of small-sized  companies,  i.e., whose market capitalizations or annual revenues     Associates, Ltd.
                    are less than $1 billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Evergreen Investment
                    principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's   Management Company,
                    investment  adviser  principally  chooses  companies which it expects will experience growth in           LLC
                    earnings  and price,  and which have small market  capitalizations  (up to $1.5  billion).  The
                    Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.

  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Evergreen Investment
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized   Management Company,
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the           LLC
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     (f/k/a Evergreen
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on     Asset Management
                    qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings          Corp.)
                    growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.

      INTER-
     NATIONAL
      EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual
                    revenues  of  $1.5  billion  or  less.  These  securities  may  represent   companies  in  both
                    established  and  emerging  economies  throughout  the world.  At least 65% of the  Portfolio's      Founders Asset
                    total assets  normally will be invested in foreign  securities  representing a minimum of three      Management LLC
                    countries.  Foreign  securities  are  generally  considered  to involve more risk than those of
                    U.S.  companies,  and  securities of smaller  companies are generally  considered to be riskier than those of larger companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of      Scudder Kemper
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%    Investments, Inc.
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Strong  International  Equity (f/k/a AST AIM International  Equity):  seeks capital growth.
                    The Portfolio  seeks to meet its objective by investing,  normally,  at least 70% of its assets
                    in marketable equity  securities of foreign  companies that are listed on a recognized  foreign      Strong Capital
                    securities  exchange  or  traded in a  foreign  over-the-counter  market.  The  Portfolio  will     Management, Inc.
                    normally  invest  in a  diversified  portfolio  that  includes  companies  from at  least  four countries  outside the United States,  emphasizing  countries of Western Europe and the Pacific
                    Basin.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA  International  Growth:  seeks long-term growth and,  secondarily,  modest income.
                    The Portfolio invests primarily in equity securities issued by established,  quality,  non-U.S.
                    companies  located in countries  with  developed  markets,  but may purchase  across all market
                    capitalizations.  The  Portfolio  normally  invests  at  least  65%  of  its  total  assets  in   Evergreen Investment
                    securities  of companies in at least three  different  countries  (other than the U.S.) and may   Management Company,
                    invest in emerging markets and in securities of companies in the formerly  communist  countries           LLC
                    of Eastern Europe.  The Portfolio  invests in companies that are both growth  opportunities and value  opportunities.  The Portfolio may invest in debt securities,  including up to 10% of its assets in below investment grade debt securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily  investment  results that  correspond to the  performance  of the ProFunds Europe 30 Index.  The ProFunds Europe 30 Index,  created by ProFund  Advisors,  is
                    composed of 30 European  companies  whose  securities  are traded on U.S.  exchanges  or on the   ProFund Advisors LLC
                    NASDAQ as ADRs with the highest market capitalization, as determined annually.

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in        Prudential
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large     Investments Fund
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Management, LLC/
                    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any     Montgomery Asset
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Management, LLC
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Each ProFunds VP sector Portfolio will concentrate its investments in a particular  industry or group of industries to approximately  the same extent the applicable Index is so  concentrated.  Please read the prospectus for the Portfolios for further details about the risks of the particular sector of the economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign companies  that are engaged in the  Internet and  Internet-related  activities.  The  Portfolio
                    also may make  investments  directly in foreign  companies that are engaged in the Internet and      Kinetics Asset
                    Internet-related  activities and whose equity  securities  trade outside of the U.S.  Portfolio     Management, Inc.
                    securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity
      SECTOR        securities  of  companies  whose  research and  development  efforts may result in higher stock values.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
                    invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities of companies  involved in the financial services sector.  These companies include,  among others,  banks (regional and  money-centers),
                    insurance  companies  (life,  property  and  casualty,  and  multiline),   and  investment  and   INVESCO Funds Group,
                    miscellaneous   industries   (asset  managers,   brokerage   firms,  and   government-sponsored           Inc.
                    agencies).  The investment  advisor seeks  companies  which it believes can grow their revenues and  earnings  in a variety of  interest  rate  environments  - although  securities  prices of financial services companies generally are interest rate-sensitive.

      SECTOR
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies, which have new products or are increasing their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,   INVESCO Funds Group,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's           Inc.
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more volatile  technology  companies which the investment advisor believes to be emerging leaders in their fields.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities  of  companies  that are engaged in the design,  development,  manufacture,  distribution,  or  sale  of  communications  services  and
                    equipment,  and  companies  that are  involved  in  supplying  equipment  or  services  to such   INVESCO Funds Group,
                    companies.  The  telecommunications  sector includes  companies that offer telephone  services,           Inc.
                    wireless   communications,   satellite   communications,   television  and  movie  programming,
                    broadcasting  and Internet access.  Normally,  the Portfolio will invest primarily in companies located in at least three different  countries,  although U.S.  issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Biotechnology:  seeks  daily  investment  results  that  correspond  to the  daily performance  of the Dow Jones  U.S.  Biotechnology  Index  ("Index").  The Index  measures  the performance  of the  biotechnology  sector of the U.S.  equity  market.  The Portfolio  invests
                    primarily in equity  securities of, or in instruments that provide  exposure to,  biotechnology   ProFund Advisors LLC
                    companies engaged in genetic research,  and/or the marketing and development of recombinant DNA products.  Companies  represented in this sector may include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Energy:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Energy Sector Index  ("Index").  The Index measures the  performance of the
                    energy sector of the U.S. equity market.  The Portfolio  invests primarily in equity securities   ProFund Advisors LLC
                    of, or in instruments  that provide  exposure to, energy  companies  engaged in the business of oil equipment and services, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Financial:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Financial Sector Index ("Index").  The Index measures the performance of the financial  economic sector of the U.S. equity market.  The Portfolio  invests  primarily in equity  securities  of,  or  in  instruments  that  provide  exposure  to,  financial  services
                    companies,  including regional banks, major international banks, insurance companies, companies   ProFund Advisors LLC
                    that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing companies,  mortgage lenders,  investment  advisors,  savings and loans, savings banks, thrifts,  building  associations  and  societies,  credit  unions,  securities  broker-dealers, including investment banks and merchant banks, online brokers,  publicly traded stock exchanges and specialty finance companies.

      SECTOR
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Healthcare:   seeks  daily  investment   results  that  correspond  to  the  daily
                    performance of the Dow Jones U.S.  Healthcare  Sector Index  ("Index").  The Index measures the performance  of the  healthcare  sector  of the  U.S.  equity  market.  The  Portfolio  invests
                    primarily in equity  securities  of, or in  instruments  that provide  exposure to, health care   ProFund Advisors LLC
                    providers,  biotechnology  companies and  manufacturers of medical  supplies,  advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Real  Estate:  seeks  daily  investment  results  that  correspond  to  the  daily performance  of the Dow  Jones  U.S.  Real  Estate  Index  ("Index").  The Index  measures  the performance  of the real  estate  industry  sector of the U.S.  equity  market.  The  Portfolio
                    invests  primarily in equity  securities of, or in instruments  that provide exposure to, hotel   ProFund Advisors LLC
                    and resort  companies  and real estate  investment  trusts  (REITs) that invest in  apartments, office and retail properties.  REITs are passive  investment  vehicles that invest primarily in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Technology:  seeks daily investment results that correspond to the daily performance of the Dow Jones U.S.  Technology  Sector Index  ("Index").  The Index measures the performance of the technology  sector of the U.S. equity market.  The Portfolio invests primarily in equity
                    securities  of,  or in  instruments  that  provide  exposure  to,  companies  involved  in  the   ProFund Advisors LLC
                    development and production of technology  products,  including  computer hardware and software, telecommunications  equipment,  microcomputer  components,  integrated  computer  circuits  and office equipment utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Telecommunications:  seeks daily  investment  results that  correspond to the daily performance  of the Dow  Jones  U.S.  Telecommunications  Sector  Index  ("Index").  The  Index
                    measures the  performance  of the  telecommunications  sector of the U.S.  equity  market.  The
                    Portfolio  invests  primarily in equity  securities of, or in instruments that provide exposure   ProFund Advisors LLC
                    to,   telecommunications   companies   including   fixed  line   communications   and  wireless
                    communications.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Utilities:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Utilities Sector Index ("Index").  The Index measures the performance of
                    the utilities  sector of the U.S.  equity  market.  The Portfolio  invests  primarily in equity   ProFund Advisors LLC
                    securities  of, or in  instruments  that provide  exposure  to,  utility  companies,  including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  pursues its objective by investing  primarily in the ten common  stocks  selected by
                    the  Investment  Policy  Committee  of  Lehman  Brothers  Inc.  ("Lehman  Brothers")  with  the   First Trust Advisors
                    assistance  of the Research  Department  of Lehman  Brothers  which,  in their opinion have the           L.P.
     STRATEGY       greatest  potential for capital  appreciation  during the next year. The stocks included in the
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP Bear,  Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios are available to all Owners.  It is recommended  that only those Owners who engage a financial  advisor to allocate their funds in strategic or tactical asset allocation  strategies  invest in these portfolios. There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the daily  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will  decrease in direct  proportion  to any daily increase in the level of the S&P 500(R)Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%)  the  daily  performance  of the S&P(R)500  Index.  The S&P 500(R)Index is  comprised  of diverse,  widely  traded,  large  capitalization  companies.  If the Portfolio is successful in
                    meeting its  objective,  it should gain  approximately  one and a half times as much as the S&P   ProFund Advisors LLC
                    500(R)Index  when the  prices of the  securities  in the S&P 500(R)Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC: seeks daily investment  results that correspond to the daily performance of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in   ProFund Advisors LLC
                    meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in the daily value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment  results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  The Portfolio principally  invests in futures contracts on stock indexes and options on futures contracts and
                    financial instruments such as equity caps, collars,  floors and options on securities and stock   ProFund Advisors LLC
                    indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  Please refer to the section  entitled  "How does the Market Value  Adjustment
Work?" for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?
(The Contingent Deferred Sales Charge is often referred to as a "Surrender Charge" or "CDSC".)

Contingent  Deferred  Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a Contingent  Deferred  Sales Charge or CDSC if you surrender  your Annuity or when you make a partial  withdrawal.  This
CDSC reimburses us for expenses related to sales and distribution of the Annuity,  including  commissions,  marketing  materials and other  promotional  expenses.  The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable  Annuity Year.  For purposes of  calculating  the CDSC, we consider the year following the date we receive a Purchase
Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured from the date the
Purchase Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           YEARS               1      2     3     4     5     6     7     8     9+
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           CHARGE (%)         8.5    8.5   8.5   8.5   7.0   6.0   5.0   4.0   0.0
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase  Payment has its own CDSC period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted  from the amount  withdrawn.  Under  certain  circumstances  you can withdraw a limited  amount of Account  Value  without  paying a CDSC.  This is referred to as a "Free  Withdrawal."  Free  Withdrawals  are not
treated as a withdrawal of Purchase  Payments for purposes of  calculating  the CDSC on a subsequent  withdrawal  or surrender.  The maximum Free  Withdrawal  amount during each of Annuity Years 1 through 8 is 10% of all Purchase  Payments.  Withdrawals  of amounts greater than the maximum Free Withdrawal amount are treated as a withdrawal of Purchase Payments and will be assessed a CDSC.

We may  waive  the CDSC  under  certain  medically-related  circumstances  or when  taking a Minimum  Distribution  from an  Annuity purchased as a "qualified"  investment.  Free Withdrawals,  Medically-Related  Waivers and Minimum  Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase  either  optional  Death  Benefit,  we will deduct the annual charge from your Account
Value on the anniversary of your Annuity's  Issue Date or, under certain  circumstances  on a date other than the anniversary  date.
The charge is deducted in addition to the Insurance  Charge due to the increased  insurance risk  associated with the optional Death
Benefits.  Under  certain  circumstances,  we may deduct a pro-rata  portion of the annual  charge for the optional  Death  Benefit.
Please refer to the section  entitled  "Death  Benefit" for a description  of the charge for each  Optional  Death  Benefit.  If you elect to purchase the  Guaranteed  Return  Option,  we will deduct the annual charge from your Account Value on the  anniversary  of your Annuity's Issue Date.  Under certain  circumstances,  we may deduct a pro-rata  portion of the annual charge for the Guaranteed
Return Option.  Please refer to the section  entitled  "Managing Your Account Value - Do you offer programs  designed to guarantee a
"return of premium" at a future date?" for a description of the charge for the Guaranteed Return Option.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE SUB-ACCOUNTS?

Insurance  Charge:  We deduct an Insurance  Charge daily against the average  assets  allocated to the  Sub-accounts.  The Insurance
Charge is the combination of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The total charge is equal to 1.40% on an annual basis.  The Insurance  Charge is intended to compensate  American Skandia for providing the insurance benefits under the Annuity,  including the Annuity's  basic death benefit that provides  guaranteed  benefits to your  beneficiaries even if the market declines and the risk that persons we guarantee  annuity payments to will live longer than our  assumptions.  The charge also covers  administrative  costs  associated with providing the Annuity  benefits,  including  preparation of the contract, confirmation  statements,  annual  account  statements and annual  reports,  legal and  accounting  fees as well as various  related expenses.  Finally,  the charge covers the risk that our  assumptions  about the mortality risks and expenses under this Annuity are incorrect  and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may increase the portion of the total  Insurance  Charge that is deducted as an  Administrative  Charge.  However,  any increase will only apply to Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting,  distributing,  issuing and  administering  the Annuity and to offset a portion of the costs associated with offering Credits which are funded through  American  Skandia's  general account.  The Insurance Charge is deducted against your
Annuity's  Account  Value,  which  includes  the amount of any  Credits we apply to your  Purchase  Payments  and any  increases  or decreases in your Account Value based on market  fluctuations  of the  Sub-accounts.  Any profit that  American  Skandia may make on the Insurance  Charge may include a profit on the portion of the Account Value that represents  Credits  applied to the Annuity,  as well as profits based on market appreciation of the Sub-account values.

The  Insurance  Charge is not deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided to Contract Owners under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market
Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the length of time it  applies,  reduce or  eliminate  the amount of the Annual
Maintenance Fee or reduce the portion of the Insurance Charge for administrative  costs.  Generally,  these types of changes will be based on a reduction to our sales,  maintenance or  administrative  expenses due to the nature of the individual or group purchasing the Annuity.  Some of the factors we might  consider in making such a decision  are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner; (c) the amount of Purchase Payments or likelihood of additional  Purchase Payments;  and/or (d)
other  transactions  where  sales,  maintenance  or  administrative  expenses  are likely to be  reduced.  We will not  discriminate unfairly  between  Annuity  purchasers if and when we reduce the portion of the Insurance  Charge  attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial  Purchase  Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $1,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional  Purchase Payments,  changing the number of transfers  allowable under the Annuity or restricting  the  Sub-accounts  that are available to the Contract owner.  Other limitations and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be transmitted to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm.  Our acceptance of a check is subject to our ability to collect funds.  Additional  Purchase  Payments may also
                                                                                             ----------
be applied to your Annuity under an  arrangement  called "bank  drafting"  where you authorize us to deduct money directly from your bank account.  We may reject any payment if it is received in an unacceptable form.

Age  Restrictions:  The Owner must be age 80 or under as of the Issue Date of the  Annuity.  If the  Annuity is owned  jointly,  the oldest of the Owners must be age 80 or under on the Issue  Date.  If the Annuity is owned by an entity,  the  Annuitant  must be age
80 or under as of the Issue Date.  You should  consider  your need to access the value in your  contract  and whether the  Annuity's liquidity  features  will satisfy that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income  taxes on any gain.  The  availability  of certain  optional  benefits may vary based on the age of the
Owner on the Issue Date of the Annuity.

Additional  Purchase  Payments  may be made at any time before the Annuity  Date as long as the oldest  Owner or  Annuitant  (if the
Annuity is entity owned) is not over age 80.

Special Considerations for Purchasers of Bonus or Credit Products
|X|      This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities  and does not charge an additional  amount for the XTra CreditSM  feature.  However,  if you make a withdrawal that exceeds the annual free withdrawal amount or choose to surrender your Annuity,  the contingent deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other variable annuities.  If you expect that you will need to access your Account Value during the CDSC period and the liquidity  provisions are  insufficient  to satisfy that need,  then this Annuity may be more expensive than other variable annuities.

|X|      The XTra  CreditSM  amount is included in your Account  Value.  However,  American  Skandia may take back the original XTra
       CreditSM  amount  applied to your  Purchase  Payment if you die, or elect to withdraw all or a portion of your Account  Value under the  medically-related  waiver  provision,  within 12 months of having  received  an XTra  CreditSM  amount.  In either situation,  the value of the XTra CreditSM amount could be substantially  reduced.  However,  any investment gain on the XTra
       CreditSM amount will not be taken back.  Additional conditions and restrictions apply.

|X|      We offer other  annuities  where we apply an XTra  CreditSM to your annuity with each purchase  payment you make.  The XTra
       CreditSM amount we apply to purchase  payments on those  annuities is initially  higher than on this Annuity but reduces over time and only  applies  during the first six annuity  years.  The total  asset-based  charges on those  annuities  are higher during the first 10 years but are lower than this  Annuity  after the 10th year.  The CDSC is also higher and is deducted for a longer  period of time  than on this  Annuity;  however  the CDSC on those  annuities  applies  from the issue  date of the annuity, not separately to each purchase payment.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership
         -----
       rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the  surviving  spouse,  the new Account Value will be considered as the initial  Purchase
Payment.  No CDSC will apply to the new  Account  Value.  However,  any  additional  Purchase  Payments  applied  after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is often referred to as the "free-look" right or "right to cancel.")

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  Depending on the state in which you purchased  your Annuity and, in some states, if you purchased  the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one
(21) days or longer,  measured  from the time that you  received  your  Annuity.  If you return your Annuity  during the  applicable period,  we will  refund  your  current  Account  Value plus any tax charge  deducted.  This amount may be higher or lower than your original  Purchase  Payment.  Where  required  by law,  we will  return your  current  Account  Value or the amount of your  initial
Purchase  Payment,  whichever  is greater.  The same rules may apply to an Annuity  that is  purchased  as an IRA. In any  situation where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may allocate your Account Value to the
AST Money  Market  Sub-account  during  the right to  cancel  period  and for a  reasonable  additional  amount of time to allow for delivery of your  Annuity.  If you return your  Annuity,  we will not return any  Credits we applied to your  Annuity  based on your
                                                                                                                               -
Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The  minimum  amount  that we accept as an  additional  Purchase  Payment  is $100  unless you  participate  in  American  Skandia's
Systematic  Investment Plan or a periodic  purchase  payment  program.  We will allocate any additional  Purchase  Payments you make according to your most recent  allocation  instructions,  unless you request new allocations when you submit a new Purchase Payment.
Additional  Purchase  Payments  may be paid at any time before the Annuity  Date as long as the oldest  Owner or  Annuitant  (if the
Annuity is entity owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank drafting  program  "American
Skandia's  Systematic  Investment  Plan."  Purchase  Payments  made  through  bank  drafting  may only be  allocated to the variable investment  options when applied.  Bank drafting allows you to invest in an Annuity with a lower initial Purchase  Payment,  as long as you  authorize  payments  that will equal at least $1,000  during the first 12 months of your  Annuity.  We may suspend or cancel bank  drafting  privileges if  sufficient  funds are not available  from the  applicable  financial  institution  on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the AST  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value,  minus the  amount of any  Credits,  which may be more or less than your  initial  Purchase  Payment  (see "May I Return  the
Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?

We apply a "Credit"  to your  Annuity's  Account  Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the  cumulative  amount of Purchase  Payments you have made to your
Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999                                       1.5%
                      Between $10,000 and $4,999,999                                  4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Where  allowed by state law, on Annuities  owned by a member of the class defined  below,  the table of Credits we apply to Purchase
Payments is deleted.  The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The  designated  class of Annuity  Owners  includes:  (a) any parent  company,  affiliate  or  subsidiary  of ours;  (b) an officer, director,  employee,  retiree, sales representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such  company;  (c) a  director,  officer or trustee of any  underlying  mutual  fund;  (d) a  director,  officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory,  transfer agency,  custodianship,  auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current selling  agreement with us and/or with American  Skandia  Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f),  above;  (h) the parents of any such person  noted in (b) through (g),  above;  (i) the child(ren)  or other legal  dependent  under the age of 21 of any such person  noted in (b) through (h); and (j) the siblings of any such persons noted in (b) through (h) above.

All other terms and conditions of the Annuity apply to Owners in the designated class.

You must  notify us at the time you apply for an  Annuity  if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the  designated  class.  Failure to inform us that you qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?
Each Credit is allocated to your Account  Value at the time the  Purchase  Payment is applied to your Account  Value.  The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment
Assume you make an initial  Purchase  Payment of $2,500.  We would apply a 1.5% Credit to your  Purchase  Payment and  allocate  the amount of the Credit ($37.50 = $2,500 X .015) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an additional  Purchase  Payment of $5,000.  Because your cumulative  Purchase  Payments are less than the next breakpoint  ($10,000),  we would apply a 1.5% Credit to your Purchase Payment and allocate the amount of the Credit ($75.00 = $5,000
X .015) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an  additional  Purchase  Payment of  $400,000.  Because  your  cumulative  Purchase  Payments are now $407,500
(greater  than the next  breakpoint),  we would apply a 4.0% Credit to your  Purchase  Payment and allocate the amount of the Credit
($16,000 = $400,000 X .04) to your Account Value.

====================================================================================================================================
This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities and does not charge an additional  amount  for the XTra  CreditSM  feature.  However,  the  amount of any  Credits  applied  to your  Account  Value can be recovered by American Skandia under certain circumstances:
====================================================================================================================================
|X|      any Credits  applied to your Account Value on Purchase  Payments made within the 12 months before the date of death will be recovered.
====================================================================================================================================
====================================================================================================================================
|X|      the amount  available  under the  medically-related  surrender  portion of the  Annuity  will not include the amount of any
     Credits  payable  on  Purchase  Payments  made  within  12 months  of the date the  Annuitant  first  became  eligible  for the medically-related surrender.
====================================================================================================================================
====================================================================================================================================
|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
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The value of the XTra CreditSM  amount will be  substantially  reduced if American  Skandia  recovers the XTra CreditSM amount under these circumstances.  However, any investment gain on the XTra CreditSM amount will not be taken back.

Examples of Recovering Credits
The following are  hypothetical  examples of how Credits could be recovered by American  Skandia.  These examples do not cover every potential situation.

Recovery from payment of Death Benefits
1.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date.  Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400.  If the
     Death Benefit  becomes  payable in the 9th month after the Issue Date,  the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($2,400).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400. If death occurs in the 16th month  after the Issue  Date,  the amount of the Death  Benefit  would be reduced  but only in the amount of those Credits applied within the previous  12-months.  Since the initial  Purchase  Payment (and the Credits that were applied)
     occurred  more than  12-months  before the date of death,  the Death  Benefit would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the $10,000  additional  Purchase Payment was made within 12-months of the date of death.  Therefore,  the  amount of the Death  Benefit  would be reduced  by the  amount of the  Credits  payable on the additional Purchase Payment ($400).
3.       NOTE: If the Death Benefit would  otherwise  have been equal to the Purchase  Payments minus any  proportional  withdrawals due to poor  investment  performance,  we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders
1.       Assume you purchase your Annuity with an initial  Purchase  Payment of $50,000.  You receive a Credit of $2,000  ($50,000 X
     .04).  The  Annuitant  is  diagnosed  as  terminally  ill in the 6th month  after the Issue Date and we grant  your  request to surrender your Annuity under the medically-related  surrender provision.  Assuming the Credits were applied within 12-months of the date of  diagnosis  of the  terminal  illness,  the  amount  that would be payable  under the  medically-related  surrender provision would be reduced by the entire amount of the Credits ($2,000).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue  Date.  Both of the  Purchase  Payments  received a 4.0%  Credit,  for a total of $2,400.  The
     Annuitant  is diagnosed as  terminally  ill in the 16th month after the Issue Date and we grant your request to surrender  your
     Annuity  under the  medically-related  surrender  provision.  Since the initial  Purchase  Payment  (and the Credits  that were applied)  occurred  more than  12-months  before the  diagnosis,  the amount that would be payable  upon the  medically-related surrender  provision would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the
     $10,000  additional  Purchase Payment was made within 12-months of the date of diagnosis.  Therefore,  the amount that would be payable  under the  medically-related  surrender  provision  would be  reduced  by the  amount of the  Credits  payable  on the additional Purchase Payment ($400).

Credits applied to estimated Purchase Payments
Under certain  circumstances,  we may determine the amount of Credits payable on two or more separate Purchase Payments based on the
Credit  percentage  that  would  have  applied  had all such  Purchase  Payments  been  made at the same  time.  To make use of this procedure,  often  referred  to as a "letter of  intent",  you must  provide  evidence of your  intention  to submit the  cumulative additional  Purchase  Payments  within a 13-month  period.  A letter of intent  must be provided to us prior to the Issue Date to be effective.  Acceptance  of a letter of  intent is at our sole  discretion  and may be  subject  to  restrictions  as to the  minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more  Purchase  Payments  within a 13-month  period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive  Credits on Purchase  Payments at a higher  Credit  percentage  than would have applied
BUT do not submit the required  Purchase  Payments during the 13-month  period as required by your letter of intent,  we may recover the "excess"  Credits.  "Excess"  Credits are Credits in excess of the Credits  that would have been  payable  without the letter of intent.  If we determine  that you have received  "excess"  Credits,  any such amounts will be taken  pro-rata  from the  investment options based on your Account  Values as of the date we act to recover the excess.  If the amount of the recovery  exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw the amount of any Credits under the Free  Withdrawal  provision.  The Fee  Withdrawal  provision  only applies to withdrawals of Purchase Payments.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer  involving the ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time) to be processed on the current  Valuation  Day. The "cut-off"  time for such  financial  transactions  involving a ProFunds VP Sub-account will be  extended  to1/2hour  prior to any  announced  closing  (generally,  3:30  p.m.  Eastern  time) for  transactions  submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two different  programs for investors who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  You may not want to use either of these  programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment options is subject to market  fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return OptionSM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program,  you will  receive no less than the  original  amount  invested  (such as your initial  Purchase
Payment).  Account Value is only transferred to and maintained in Fixed  Allocations to the extent we, in our sole discretion,  deem
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it is necessary to support our guarantee  under the program.  This differs from the Balanced  Investment  program where a set amount is allocated to a Fixed  Allocation  regardless of the  performance  of the  underlying  Sub-accounts.  With the  Guaranteed  Return
Option,  your Annuity is able to participate in the upside potential of the Sub-accounts  while only  transferring  amounts to Fixed
Allocations  to  protect  against  significant  market  downturns.   NOTE:  If  a  significant  amount  of  your  Account  Value  is systematically  transferred to Fixed  Allocations  during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater  than or equal to  reallocation  trigger:  Account  Value in variable  investment  options  remains allocated  according to your most recent  instructions.  If a portion of Account Value was  previously  allocated to a
              Fixed  Allocation,  those  amounts may be  transferred  from the Fixed  Allocation  and  re-allocated  to the variable investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred  to a new  Fixed  Allocation.  These  amounts  are  transferred  on a  pro-rata  basis  from the  variable investment  options.  The new Fixed  Allocation  will have a Guarantee  Period equal to the remaining  duration in the
              Guaranteed  Return  Option.  The Account  Value  applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being  applied to a new Fixed  Allocation  of the next higher  yearly  duration.  The Account Value will remain invested in the Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your
              Account  Value is at or above the  reallocation  trigger and amounts can be  transferred  to the  variable  investment options (as described above) while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Any Account Value  allocated to the Fixed  Allocations  will be transferred to the
AST Money Market  Sub-account,  unless you provide us with alternative  instructions.  On the program maturity date, if your Account
Value is below the initial  investment,  American Skandia will apply additional amounts to your Account Value so that it is equal to the  initial  investment  in the  program.  Any  amounts  added to your  Account  Value  will be  applied  to the AST  Money  Market
Sub-account,  unless you provide us with  alternative  instructions.  We will notify you of any amounts  added to your Account Value under the program.  We do not consider  amounts  added to your  Account  Value to be  "investment  in the  contract"  for income tax purposes.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to the Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is effective  will become the new  guaranteed  amount  under the  program.  You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of Account  Value per year to  participate  in the  Guaranteed  Return  Option.  The charge is  deducted to compensate  American  Skandia for: (a) the risk that your Account  Value on the maturity date of the program is less than the amount guaranteed;  and (b)  administration  of the program.  The charge is deducted in arrears on an annual basis on each  anniversary  of the Issue  Date of the  Annuity.  If you  choose to begin the  program  on a date  other  than the Issue  Date of the  Annuity or an anniversary of the Issue Date of the Annuity,  we will charge a pro-rata  portion of the annual charge for the remaining  portion of the Annuity Year. If the program  terminates before completion for any reason other than death or  medically-related  surrender,  we will assess a pro-rata  portion of the annual charge.  We will deduct the annual charge for  participating  in the program  pro-rata from the variable investment options.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may  authorize  your  investment  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  We require that you provide us with written proof that you have authorized your investment  professional to request financial  transactions on your behalf.  You must contact us immediately  if and when you revoke such  authority.  We will not be responsible  for acting on  instructions  from your  investment professional  if you fail to inform us that such person's  authority has been  revoked.  We may also suspend,  cancel or limit these privileges at any time.  We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any investment  professionals  you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf. The  administrative  agreement may impose  limitations on the investment  professional's or investment  advisor's ability to request financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional will be informed of all such restrictions on an ongoing  basis.  We may also require that your  investment  professional  transmit all financial  transactions  using the electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your investment  professional  or  investment  advisor  under  the  terms of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
(Fixed Allocations may not be available in all states and may not be available for certain durations.)

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future including Fixed  Allocations  offered  exclusively for use with certain optional  investment  programs.  The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the
Guarantee  Period.  The rates are an effective  annual rate of interest.  We determine the interest rates for the various  Guarantee
Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect  Fixed  Allocations  that were in effect  before the date of the  change.  To inquire as to the  current  rates for Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do You Offer a Program to Balance Fixed and Variable  Investments?").  The interest rate credited to Fixed
Allocations  offered  to this class of  purchasers  may be  different  than those  offered to other  purchasers  who choose the same
Guarantee Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you transfer or withdraw  Account  Value from a Fixed  Allocation  more than 30 days before the end of its Guarantee  Period,  we will  adjust the value of your  investment  based on a  formula,  called a "Market  Value  Adjustment"  or "MVA".  The amount of any
Market Value  Adjustment  can be either  positive or negative,  depending on the movement of a combination of Strip Yields on Strips and an  Option-adjusted  Spread (each as defined  below)  between the time that you purchase the Fixed  Allocation  and the time you make a transfer or  withdrawal.  The Market Value  Adjustment  formula  compares the  combination of Strip Yields for Strips and the
Option-adjusted  Spreads  as of the date the  Guarantee  Period  began  with the  combination  of Strip  Yields  for  Strips and the
Option-adjusted Spreads as of the date the MVA is being calculated.

|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      On December 31, 2000, you allocate  $50,000 into a Fixed  Allocation with a Guarantee  Period of 5 years (e.g. the Maturity
         Date is December 31, 2005).
|X|      The  Strip  Yields  for  coupon  Strips  beginning  on  December  31,  2000 and  maturing  on  December  31,  2005 plus the
         Option-adjusted Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume  that at the time you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005 plus the
Option-adjusted Spread is 4.00%  (J = 4.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume  that at the time you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005 plus the
Option-adjusted Spread is 7.00% (J = 7.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not specify how you want a Fixed  Allocation  to be  allocated  on its Maturity  Date,  we will then  transfer the Account
Value of the Fixed  Allocation to the AST Money Market  Sub-account.  You can then elect to allocate the Account Value to any of the
Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time.  We may deduct a portion of the Account Value being  withdrawn or  surrendered  as a CDSC.  The CDSC will be assessed on the amount of Purchase  Payments  being withdrawn,  not on the Account Value at the time of the withdrawal or surrender.  If you surrender your Annuity,  in addition to any
CDSC, we may deduct the Annual  Maintenance Fee, any Tax Charge that applies and the charge for any optional  benefits.  We may also apply a Market Value  Adjustment to any Fixed  Allocations.  Certain  amounts may be available to you each Annuity Year that are not subject to a CDSC.  These are called  "Free  Withdrawals."  In  addition,  under  certain  circumstances,  we may waive the CDSC for surrenders made for qualified  medical reasons or for withdrawals  made to satisfy  Minimum  Distribution  requirements.  Unless you notify us differently,  withdrawals  are taken pro-rata based on the Account Value in the investment  options at the time we receive your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can withdraw a limited  amount from your Annuity  during each of Annuity Year 1-8 without a
         CDSC  being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available  if you choose to surrender your Annuity.  Amounts  withdrawn as a Free  Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals in excess of the Free Withdrawal  amount.  We call this a "Partial  Withdrawal."  The amount that you may withdraw  will depend on the Annuity's  Surrender  Value.  The Surrender  Value is equal to your Account Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax Charge,  any charges for  optional  benefits  and any Market  Value
         Adjustment  that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your  Annuity  must have a Surrender
         Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully  surrender  your Annuity.
         The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts  qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals or Systematic  Withdrawals
of amounts  greater than the maximum Free  Withdrawal  amount will be subject to a CDSC. The maximum Free  Withdrawal  amount during each of Annuity  Years 1 through 8 is 10% of each  Purchase  Payment that has been  invested in the Annuity for eight years or less.
Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC.  After the 8th Annuity Year, a CDSC will only apply to withdrawals of Purchase  Payments  applied to the Annuity after Annuity Year 1 and, for those Purchase Payments, the CDSC will only apply until the end of the applicable CDSC period.

You may request a withdrawal  for an exact dollar  amount after  deduction  of any CDSC that applies  (called a net  withdrawal)  or request a gross  withdrawal  from which we will deduct any CDSC that applies,  resulting in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted  from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary to make a withdrawal  from your  Annuity,  contact our Customer  Service Team at  1-800-752-6342  or visit our Internet Website at www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Year 1-8
The maximum Free  Withdrawal  amount during each of Annuity Year 1 through  Annuity Year 8 (when a CDSC would  otherwise  apply to a partial  withdrawal or surrender of your initial  Purchase  Payment) is 10% of each  Purchase  Payment that has been invested in the
Annuity for eight years or less. The 10% Free  Withdrawal  amount is not  cumulative.  If you do not make a Free  Withdrawal  during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

Annuity Year 9+
After Annuity Year 8, the maximum Free Withdrawal amount is the sum of:
|X|      10% of any  Purchase  Payments  applied to your  Annuity  after the Issue  Date to which a CDSC would  apply upon a partial withdrawal or surrender.
|X|      100% of your initial  Purchase  Payment or all Purchase  Payments not previously  withdrawn to which a CDSC would not apply upon a partial withdrawal or surrender.
|X|      100% of any "growth" in the Annuity.

"Growth"  equals the current  Account Value minus all Purchase  Payments that have not previously  been  withdrawn.  For purposes of this provision,  any XTra Credit amount we applied to your Purchase Payments are not considered  "growth" and are not available as a
Free Withdrawal.

NOTE:  Amounts that you have  withdrawn as a Free  Withdrawal  will not reduce the amount of any CDSC that we deduct if,  during the first eight (8) Annuity Years,  you make a partial  withdrawal or choose to surrender the Annuity.  The minimum Free  Withdrawal you may request is $100.

We may reduce or eliminate the amount  available as a Free  Withdrawal if your Annuity is used in connection with certain plans that receive special tax treatment under the Code.

Examples
1.       Assume you make an initial  Purchase  Payment of  $10,000  and make no  additional  Purchase  Payments.  The  maximum  Free
     Withdrawal amount during each of the first eight Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume you make an initial Purchase  Payment of $10,000 and make an additional  Purchase Payment of $15,000 in Annuity Year
     2. The maximum Free Withdrawal  amount during Annuity Year 3 through 8 would be 10% of $25,000,  or $2,500.  In Annuity Year 9, the maximum Free Withdrawal  amount would be 10% of the $15,000  Purchase  Payment applied in Annuity Year 2 ($1,500) plus 100%
     of the initial Purchase Payment ($10,000) and any "growth" under the Annuity.

3.       Assume you make an initial  Purchase  Payment of $10,000 and take a Free Withdrawal of $500 in Annuity Year 2 and $1,000 in
     Annuity  Year 3. If you  surrender  your  Annuity in Annuity  Year 5, the CDSC will be assessed  against  the initial  Purchase
     Payment  amount  ($10,000),  not the amount of Purchase  Payments  reduced by the amounts  that were  withdrawn  under the Free
     Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the accumulation  period.  Whether a CDSC applies and the amount to be charged  depends on whether the Partial  Withdrawal  exceeds  any Free  Withdrawal  amount and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.       If you request a Partial  Withdrawal we determine if the amount you requested is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);

2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from  Purchase  Payments  that have been  invested  for longer than the CDSC period,  if any
         (with your Annuity, eight (8) years);
|X|      Second,  we withdraw the  remaining  amount from the Purchase  Payments  that are still  subject to a CDSC. We withdraw the
         "oldest" of your  Purchase  Payments  first so that the lowest CDSC will apply to the amount  withdrawn.  The maximum  Free
         Withdrawal  amount  during  each of  Annuity  Years 1 through 8 is 10% of all  Purchase  Payments.  Withdrawals  of amounts greater than the maximum Free  Withdrawal  amount are treated as a withdrawal  of Purchase  Payments and will be assessed a
         CDSC.  If, during  Annuity Years 1 through 8, all Purchase  Payments are withdrawn  subject to a CDSC,  then any subsequent withdrawals will be withdrawn from any gain in the Annuity, which may include Credits.

3.   If the amount  requested  exceeds the amounts  available under Item #2 above,  we withdraw the remaining  amount from any other
     Account Value (including Account Value due to Credits).

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar  amount.  Systematic  Withdrawals  may be subject to a CDSC. We will  determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual basis.  The Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  Distributions received under this provision in any Annuity Year that exceed the maximum amount  available as a free  withdrawal will be subject to a CDSC. To request a program that complies with Section  72(t),  you must provide us with certain  required  information  in writing on a form  acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender
Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under  Section  72(t).
The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code.  We do not assess a CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such Minimum  Distributions  from your
Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to satisfy the minimum  distribution  requirements in relation to other savings or investment  plans under other  qualified  retirement plans not maintained with American Skandia.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require  three (3) days  advance  written  notice to  calculate  and  process  the  amount of your  payments.  We may charge you for
calculating  required  Minimum  Distributions.   You  may  elect  to  have  Minimum  Distributions  paid  out  monthly,   quarterly,
semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms  necessary  to  surrender  your  Annuity,  contact our Customer  Service  Team at  1-800-752-6342  or visit our
Internet Website at www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity prior to the Annuity Date without  application  of any CDSC upon occurrence of a  medically-related  "Contingency  Event". The amount payable will be your Account Value minus: (a) the amount of any
Credits  applied within 12 months of the applicable  "Contingency  Event" as defined below;  and (b) the amount of any Credits added in  conjunction  with any Purchase  Payments  received  after our receipt of your request for a  medically-related  surrender  (i.e.
Purchase Payments received at such time pursuant to a salary reduction program.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the  "Contingency  Event" described below;
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first confined in a "Medical Care Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any Annuity  Payment  Options  available in the future.  For additional  information on Annuity  Payment
Options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10, or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such period.  This Option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within eight years of the Annuity  Date limits your  annuity  payment  options.  Certain  annuity  payment  options may not be  available if your
Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000 Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  Annuity  Payments.  You will not receive  annuity payments  until you choose an AIR. The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Portfolios relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|

     Variable Payments (Options 1-3)
     -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-Account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-Accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-Account,  and the sum of the Sub-Account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-Account will not change unless you transfer among the
         Sub-Accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization  date based on the  applicable  benchmark  rate and the  annuity  factors.  The annuity  factors  reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark rate, the annuitant's  attained age and gender (where  permitted).  Unlike  variable  payments  (described above) where each payment can vary based on Sub-account  performance,  this payment option cushions the immediate impact of
         Sub-account  performance by adjusting the length of the time during which annuity  payments will be made whether or not the
         Annuitant is alive while  generally  maintaining a level annuity  payment amount.  Sub-account  performance  that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark rate will  generally  shorten  the period.  If the period  reaches  zero and the  Annuitant  is still  alive,  Annuity  Payments continue,  however,  the annuity  payment amount will vary depending on Sub-account  performance,  similar to  conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct from Account Value  allocated to the  Sub-accounts  is used, in part, to pay us for the risk we assume in providing  the basic Death Benefit  guarantee  under the
Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit can be  purchased  for an  additional charge.  The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided under the optional Death  Benefits,  the additional cost has the impact of reducing the net  performance  of the investment  options.  Under certain  circumstances,  your Death Benefit may be reduced by the amount of any  Credits we applied  to your  Purchase  Payments.  (see "How are  Credits  Applied to My Account
Value")

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account  Value in the variable  investment  options and your Interim Value in the Fixed  Allocations,  less the amount of any Credits applied within 12-months prior to the date of death.

For purposes of the basic and optional Death Benefits,  "proportional  withdrawals"  are determined by calculating the percentage of the Account Value that each prior  withdrawal  represented when withdrawn.  For example,  a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments.

OPTIONAL DEATH BENEFITS
You can purchase  either of two  optional  Death  Benefits  with your Annuity to provide an enhanced  level of  protection  for your beneficiaries.

NOTE:  You may not elect the Enhanced  Beneficiary  Protection  Optional  Death Benefit if you have elected any other Optional Death
Benefit.

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Currently,  these  benefits  are only  offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow  existing  Annuity Owners to purchase  either of the optional  Death  Benefits  subject to our rules and any changes or restrictions  in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
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Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

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The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is being  offered  in those  jurisdictions  where we have  received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions  once approved.  The benefit is currently only offered to Owners who  purchase  the  Annuity as a  "non-qualified"  investment.  We may make the  benefit  available  to Owners who purchase  the  Annuity as an IRA or other  "qualified"  investment  at a later  date.  Please  refer to the  section  entitled  "Tax
Considerations" for a discussion of special tax considerations for purchasers of this benefit.
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Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death  Benefit  Amount  includes  your Account  Value and any amounts added to your Account Value under the basic Death Benefit when
----------------------
the Death Benefit is calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

The amount calculated in Items 1 & 2 above may be reduced by any Credits under certain circumstances.

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The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
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See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments
             ------------------
     on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing  daily until the Owner's date of  death  at a rate of  5.0%,  subject  to a limit of 200% of the  difference  between  the sum of all  Purchase
              Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.  The amount calculated in Items 1 & 3 above may be reduced by any Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments  less the sum of all Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits under certain circumstances.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit at any time. Upon termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  The Guaranteed  Minimum Death Benefit cannot be terminated once it is elected.  Both optional  Death  Benefits will  terminate  automatically  on the Annuity Date. We may also  terminate the optional
Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

How much do you charge for the optional Death Benefit?
We deduct a charge from your Account Value if you elect to purchase  either  optional  Death  Benefit.  No charge  applies after the
Annuity Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you  surrender  the  Annuity,  elect to begin  receiving  annuity  payments  or  terminate  the  benefit  on a date other than an anniversary  of the Issue  Date,  the charge  will be  prorated.  During the first year  after the Issue  Date,  the charge  will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The Annuity  Rewards  benefit  offers  Owners the ability to capture  any market  gains since the Issue Date of their  Annuity as an enhancement  to their  current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's  value as of the date the Owner elects the benefit.

Under the Annuity Rewards benefit, American Skandia guarantees that the Death Benefit will not be less than:

         your Account Value in the variable  investment  options plus the Interim Value in any Fixed Allocations as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals" are determined by calculating the percentage of the Account Value that each withdrawal  represented when  withdrawn.  For example,  a withdrawal  of 50% of your  Account  Value would be treated as a 50%  reduction in the amount payable under the Death Benefit.

The Annuity  Rewards Death Benefit  enhancement  does not affect any Optional Death  Benefits  available  under the Annuity.  If the
Death Benefit amount  payable under your  Annuity's  basic Death Benefit or any Optional Death Benefits you purchase is greater than the enhanced Death Benefit under the Annuity  Rewards  benefit on the date the Death Benefit is calculated,  your  Beneficiary  will receive the higher amount.  If your Annuity  includes the Enhanced  Beneficiary  Protection  Optional  Death  Benefit,  the enhanced
Death Benefit under the Annuity Rewards program will be considered  when  calculating the amount due under the Enhanced  Beneficiary
Protection Optional Death Benefit.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards  Death  Benefit  enhancement  following the eighth (8th)  anniversary  of the Annuity's  Issue
Date.  However,  the  election is subject to the  requirement  that their  Account  Value on the  election  date is greater than the amount  that would be payable to their  Beneficiary  under the Death  Benefit  provided  under the Annuity as of the  election  date
(including any Optional  Death  Benefits other than the Enhanced  Beneficiary  Protection  Optional Death  Benefit).  If an Owner is
ineligible when he or she applies for the optional  benefit,  the Owner can elect the Annuity  Rewards Death Benefit  enhancement on any  subsequent  date if they otherwise  qualify.  The election must occur before annuity  payments  begin.  An Owner can only elect the Annuity Rewards Death Benefit  enhancement  once.  There is no additional  charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (Annuity  Payment Options 1-4) or as a series of variable annuity payments
(Annuity Payment Options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a
Beneficiary  may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than December  31st of the year  following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-Accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-Accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the  Beneficiary  can request a withdrawal  of all or a portion of the Account Value at any time without  application  of a
              CDSC.
|X|      upon the death of the  Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution  rules  described above.

Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any minimum Death Benefit that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We  determine  the amount of the Death  Benefit as of the date we receive  "due  proof of  death",  any  instructions  we require to determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death
Benefit to all  Beneficiaries.  "Due proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of
"due proof of death" we  automatically  transfer the Death Benefit to the AST Money Market  Sub-Account  until we further  determine the universe of eligible  Beneficiaries.  Once the universe of eligible  Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary Protection
Optional Death Benefit.

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this information.  However,  the information may be subject to certain  generally  applicable  provisions of the Federal  securities laws regarding accuracy and completeness.
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The Plus40(TM)rider provides an income tax-free life insurance benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your  Annuity as of the date we receive  due proof of death,  subject to certain  adjustments,  restrictions  and  limitations.  The
Rider may be  especially  useful in  offsetting  federal and state taxes payable on any taxable gains in your Annuity at the time of your death.  The Rider is available in addition to the death  benefit  payable under the Annuity.  Whether the Rider is  appropriate for you  may  depend  on  your  particular  circumstances,  including  other  financial  resources  that  may be  available  to your
Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable under the Rider if you die on or after the date your  Account  Value is applied to begin  receiving  annuity  payments  or after you surrender the Annuity.  The Rider has no cash value.

Currently,  the Plus40(TM)rider is only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix D for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  The Account
Value includes any Credits we applied to your Purchase  Payments that we are entitled to recover under certain  circumstances.  When determining  the Account  Value on any day other than 30 days prior to a Fixed  Allocation's  Maturity  Date,  the Account Value may
include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account  Value minus any CDSC,  the Annual  Maintenance  Fee and the charge for any  optional  Death  Benefit.  The
Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-Account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuate  with  the  market  fluctuations  of the
Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account Value of a Fixed  Allocation  on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American Skandia is generally open to process  financial  transactions on those days that the New York Stock Exchange (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE  does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally  4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our requirements will be processed according to the value next determined  following the close of business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE will be  processed  based on the value next  computed  on the next business  day.  There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than  other  major  stock exchanges,  such as NASDAQ or the  American  Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase Payment at that time,  unless you  specifically  consent to our retaining the Purchase Payment while we gather the required information.  Once we obtain the  required  information,  we will invest the Purchase  Payment and issue the Annuity  within two (2)
days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include  transfers  under  a  Dollar  Cost  Averaging,  rebalancing,  or  asset allocation program,  Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or Free  Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed  and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation before  processing.  We price such transactions as of the date we receive at our Office all supporting  documentation we require for such transaction and that are satisfactory to us.

Transactions in ProFunds VP Sub-accounts:  Generally,  purchase or redemption  orders or transfer requests must be received by us by no later than the close of the New York Stock  Exchange to be  processed  on the current  Valuation  Day.  However,  any purchase or redemption order or transfer request  involving the ProFunds VP Sub-accounts  must be received by us no later than one hour prior to any announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m.  Eastern time) to be processed on the current
Valuation  Day. The "cut-off" time for such financial  transactions  involving a ProFunds VP Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time) for  transactions  submitted  electronically  through American
Skandia's  Internet  website  (www.americanskandia.com).  You cannot  request a transaction  involving  the purchase,  redemption or transfer  of Units in one of the  ProFunds  VP  Sub-accounts  between  the  applicable  "cut-off"  time and 4:00  p.m.  Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment is allowed as a deduction by the beneficiary in the tax year of such death.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  for the remaining life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries of the types of  tax-qualified  retirement  plans with which we may issue an Annuity.  These summaries  provide general  information about the tax rules and are not intended to be complete  discussions.  The tax rules regarding  qualified  plans are complex.  These rules may include  limitations on contributions and restrictions on distributions,  including  additional  taxation of distributions and  additional  penalties.  The terms and  conditions  of the  tax-qualified  retirement  plan may  impose  other  limitations  and restrictions  that are in addition to the terms of the Annuity.  The  application  of these rules  depends on  individual  facts and circumstances.  Before  purchasing an Annuity for use in a qualified  plan, you should obtain  competent tax advice,  both as to the tax treatment and suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

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Under a TSA, you may be prohibited from taking  distributions  from the contract  attributable to  contributions  made pursuant to a salary reduction agreement unless the distribution is made:
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|X|      After the participating employee attains age 59 1/2;
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|X|      Upon separation from service, death or disability; or
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|X|      In the case of financial hardship (subject to restrictions).
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Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement Programs or "IRAs":  Section 408 of the Code allows eligible individuals to maintain an individual retirement account or individual  retirement  annuity  ("IRA").  IRAs are subject to  limitations  on the amount that may be  contributed,  the contributions  that may be deducted  from  taxable  income,  the persons who may be eligible to  establish  an IRA and the time when distributions  must commence.  Further,  an Annuity may be established with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred  basis and the conditions under which  distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
     of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released proposed  Treasury  regulations  containing new Minimum  Distribution  rules.  Under the new rules, the Minimum
Distribution  amount  will be lower  for the vast  majority  of  individuals.  The new  rules are  available,  at the  option of the individual,  for  Minimum  Distributions  required  in the year 2001.  For Minimum  Distributions  required in 2002 and beyond,  the individual must utilize the new Minimum Distribution rules.

Under existing  Minimum  Distribution  rules,  the  participant's  entire  interest must be distributed  beginning no later than the required  beginning date over a period which may not extend beyond a maximum of the life or life  expectancy of the  participant (or the life  expectancies  of the owner and a  designated  beneficiary).  Each  annual  distribution  must  equal or exceed a  "minimum distribution  amount" which is determined by dividing the account value by the applicable  life expectancy or pursuant to an annuity payout.  If the account  balance is used,  it generally is based upon the Account  Value as of the close of business on the last day of the previous calendar year.

If the  participant  dies before  reaching his or her  "required  beginning  date",  his or her entire  interest  must  generally be distributed  within five (5) years of death.  However,  this rule will be deemed satisfied if  distributions  begin before the close of the calendar year following death to a designated  beneficiary (or over a period not extending  beyond the life expectancy of the beneficiary).  If the Beneficiary is the individual's surviving spouse,  distributions may be delayed until the deceased owner would have  attained  age 701/2. A  surviving  spouse  would  also have the  option to assume the IRA as his or her own if he or she is the sole designated  beneficiary.  If a participant dies after reaching his or her required  beginning date or after  distributions have commenced,  the  individual's  interest must  generally be distributed  at least as rapidly as under the method of  distribution  in effect at the time of the individual's death.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the  participant  and the spouse.  In addition,  the designated  beneficiary  under the new rules  is not  determined  until  December  31 of the year  following  the  year of the  participant's  death.  In most  cases,  the beneficiary  may be  changed  during  the  participant's  lifetime  with no  affect on the  Minimum  Distributions.  At  death,  the designated  Beneficiary  may take  Minimum  Distributions  over  his/her  life  expectancy  or in a lump sum.  In the  absence  of a designated beneficiary, the beneficiary may take a lump sum or distributions over five (5) years.

It is  important  to note that the new  Minimum  Distribution  rules may not apply to certain  qualified  retirement  plans (at this time), but currently generally apply to IRA's and 403(b)'s.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity contracts.  We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding::
|X|      any portion of a distribution paid as Minimum Distributions;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity before annuity  payments have begun are treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal  estate or gift tax rules.  There is an aggregate $1 million  exemption  from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity  affecting your Annuity during the calendar quarter.  You may request  additional  reports.  We reserve the right to charge up to $50 for each such additional  report.  Instead of immediately  confirming  transactions made pursuant to some type of periodic transfer  program (such as a dollar cost averaging  program) or a periodic  Purchase  Payment  program,  such as a salary  reduction arrangement,  we may confirm such  transactions  in quarterly  statements.  You should review the  information  in these  statements carefully.

All errors or  corrections  must be reported to us at our Office as soon as possible to assure  proper  accounting  to your Annuity.
For transactions  that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the  confirmation.  For transactions that are first confirmed on the quarterly  statement,  we assume all  transactions  are  accurate  unless  you  notify us  within 10 days from the date you  receive  the  quarterly  statement.  All transactions  confirmed  immediately or by quarterly  statement are deemed  conclusive  after the applicable  10-day period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements for the Separate Account and the
Portfolios,  as of December 31 and June 30,  respectively,  to Owners or, with your prior  consent,  make such  documents  available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  American Skandia is a wholly-owned  subsidiary of American  Skandia,  Inc., whose  ultimate  parent  is  Skandia  Insurance  Company  Ltd.,  a  Swedish  company.  American  Skandia  markets  its  products  to broker-dealers  and financial  planners  through an internal field marketing  staff. In addition,  American  Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC; (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC;  (c) certain  group variable  annuities  that are exempt from  registration  with the SEC that serve as funding  vehicles for various types of qualified pension and profit sharing plans;  (d) a single premium  variable life insurance  policy that is registered  with the SEC; and (e) a flexible  premium life  insurance  policy that is  registered  with the SEC. No company  other than  American  Skandia has any legal responsibility to pay amounts that it owes under its variable annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our Annuities.  In the  accumulation period,  assets supporting Account Values of the Annuities are held in separate accounts  established under the laws of the State of
Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout  phase,  assets  supporting  fixed  annuity payments and any  adjustable  annuity  payments we make  available are held in our general  account.  Income,  gains and losses from assets  allocated to these separate  accounts are credited to or charged against each such separate  account without regard to other income,  gains or losses of  American  Skandia or of any other of our  separate  accounts.  These  assets  may only be charged  with liabilities  which arise from the Annuities issued by American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment  performance of such Sub-accounts.  However, the obligations  themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account
B". Separate  Account B consists of multiple  Sub-accounts.  The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Separate Account B was established by us pursuant to Connecticut  law.  Separate Account B also holds assets of other annuities  issued by us with values and benefits that vary according to the investment  performance of Separate  Account B.
The  Sub-accounts  of this  Annuity are all Class 1  Sub-accounts  of  Separate  Account B. Each class of  Sub-accounts  in Separate
Account B has a different level of charges  assessed against such  Sub-accounts.  You will find additional  information  about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate  Account B is  registered  with the SEC under the  Investment  Company  Act of 1940  ("Investment  Company  Act") as a unit investment trust, which is a type of investment company.  The SEC does not supervise  investment  policies,  management or practices of Separate Account B.  Each Sub-account invests only in a single mutual fund or mutual fund portfolio.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the  Investment  Company  Act of 1940.  We will  notify  Owners of changes  we make to the  Sub-accounts  available  under the
Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account  D, also  referred  to as  Separate  Account  D. Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares in the manner  directed by Owners with  Account  Value  allocated to that
Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable to their  contracts.  If we do not receive  voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion  as the shares for which we have  received  instructions.  We will furnish  those Owners who have Account  Value  allocated to a Sub-account whose  underlying  mutual fund  portfolio  has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a fundamental  investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission  plus ongoing  annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional  charge to you or to the Separate  Account.  No compensation is payable on Annuities  purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance  for the  Sub-accounts  are found in the  Statement of Additional  Information,  including how we account for
Credits in these performance  measures.  This information may help you review the performance of the investment  options and provide a basis for  comparison  with other  annuities.  This  information  also may be less useful when  comparing the  performance  of the investment  options  with other  savings or  investment  vehicles.  Such other  investments  may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment  vehicles may not receive the beneficial tax treatment given to annuities under the Code.

We may advertise the  performance  of the  underlying  mutual fund  portfolios in the form of "Standard"  and  "Non-standard"  Total
Returns.  "Standard Total Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent one, five and ten year periods (or since the inception  date that the  Portfolio has been offered as a  Sub-account,  if less).  "Standard  Total Return" figures assume that the Insurance  Charge and the Annual  Maintenance Fee are deducted and that the
Annuity is  surrendered  at the end of the applicable  period,  meaning that any  Contingent  Deferred Sales Charge that would apply upon surrender is also deducted.  "Standard Total Return" figures do not take into  consideration any Credits.  "Non-standard  Total
Return"  figures include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  "Non-standard  Total
Return"  figures may be used that do not reflect all fees and charges.  In  particular,  they may assume no redemption at the end of the applicable period so that the Contingent  Deferred Sales Charge does not apply.  "Non-standard  Total Return" figures may assume
Credits of 1.5%,  4.0% or 5.0%,  respectively,  depending on the  cumulative  amount of Purchase  Payments  being  illustrated.  The amount of credits  illustrated  may be more or less than the Credits  applicable to your Annuity (see "How do I Receive  Credits?").
Non-standard  Total Returns are  calculated in the same manner as  standardized  returns.  Standard and  Non-standard  Total returns will not reflect  charges that apply to either  Optional Death Benefit.  Non-standard  Total Returns must be accompanied by Standard
Total Returns.

Some of the  underlying  mutual  fund  portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  mutual fund portfolios have been in existence,  but the
Sub-accounts have not. Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual  performance  since  inception  of the  Sub-accounts.  Hypothetical  historical  performance  of the  underlying  mutual fund portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the amount of charges  assessed  against each  Sub-account  will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional  Offices,  7 World Trade Center,  New York, NY, and the Everett  McKinley  Dirksen  Building,  219 South  Dearborn  Street,
Chicago,  IL. These  documents,  as well as documents  incorporated  by reference,  may also be obtained  through the SEC's Internet
Website  (http://www.sec.gov)  for this registration  statement as well as for other registrants that file  electronically  with the
SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2000  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer  Service Team at  1-800-752-6342  during our normal  business  hours,  8:30 a.m. EST to 8:00 p.m. EST,
       Monday through Friday, or Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing  to us via  regular  mail at  American  Skandia  -  Variable  Annuities,  P.O.  Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American  Skandia - Variable  Annuities,  One Corporate  Drive,  Shelton,  Connecticut  06484.
       NOTE:  Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

EXECUTIVE OFFICERS AND DIRECTORS
Our executive officers,  directors and certain significant  employees,  their ages, positions with us and principal  occupations are indicated  below.  The  immediately  preceding  work  experience  is provided for officers  that have not been  employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Abram joined us in 1998.  She  previously  held the  position of Senior Vice  President,  Chief  Marketing  Officer with Mutual
Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Carl Cavaliere                                                Vice President, Corporate Treasurer          Vice President, Corporate
38       and Business Controller                              Treasurer and Business Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998.  He previously held the position of Director of Operations with Aetna, Inc. since 1989.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997.  She  previously  held the position of Assistant Vice President with Phoenix Duff & Phelps since
1984.

Lincoln R. Collins                                            Senior Vice President,                           Senior Vice President
40                                                            Chief Operating Officer and               and Chief Operating Officer:
                                                              Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998.  He previously  held the position of  Manager/Client  Investor with Columbia  Circle  Investors  since
1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999.  He  previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since 1998 and the positions of Second Vice President with The Guardian since 1996 and The Travelers from October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                                                                          Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Lisa Foote                                                    Vice President                                         Vice President:
43                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Foote joined us in 2001. She previously  held the positions of Vice President  with Gateway  Computer  Corporation  from January
2000 until  August 2000;  Director,  AmericaOne  Operations  with Capital one from July 1998 until  December  1999;  and Senior Vice
President with Recovery Retailer Financial Services (a division of GE Capital) from December 1994 until July 1998.

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President,                                        Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Robert K. Leach joined us in 2000.  He  previously  was employed in the U.S.  Retirement  Products and Services  Division of Sun
Life of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President,                    Executive Vice President,
48                                                            Treasurer , Corporate Controller,      Treasurer, Corporate Controller
                                                              and Chief Financial Officer               and Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999.  She  previously  held the position of First Vice President  with  Prudential  Securities  since 1997 and
Vice President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the position of Manager,  Application  Development  with Citizens  Utilities
Company since 1996 and HRIS Tech Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice President with American  Financial  Systems from June 1994 to
October 1997 and various actuarial positions with Connecticut Mutual Life from June 1965 to June 1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution  with  Allmerica
Financial Services since 1999 and Managing Director and Member of the Executive Committee with Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
53                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert G. Whitcher                                            Director (since October, 2001)                               Director:
55                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  Senior Vice President and                    Senior Vice President and
                                                              General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Wickman joined us in 2001. He previously  held the position of Senior Vice  President and General  Counsel with Aetna  Financial
Services since 1992.

Brett M. Winson                                               Senior Vice President                           Senior Vice President:
45                                                                                                            American Skandia, Inc.

Mr. Winson joined us in 1998.  He previously held the position of Senior Vice President with Sakura Bank, Ltd. since 1990.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

A-46

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

                                           UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                        (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                                Consolidated Statements of Financial Condition
                                                (in thousands)

                                                                      September 30,               December 31,
                                                                          2001                        2000
                                                                    ----------------            ----------------
                                                                       (unaudited)
ASSETS
------

Investments:
  Fixed maturities - at fair value                                  $       335,292             $       285,708
  Equity securities - at fair value                                          41,658                      20,402
  Derivative instruments
                                                                              6,700                       3,015
  Policy loans                                                                5,999                       3,746
                                                                      --------------              --------------

    Total investments                                                       389,649                     312,871

Cash and cash equivalents                                                    44,751                      76,499
Accrued investment income                                                     4,716                       5,209
Deferred acquisition costs                                                1,375,960                   1,398,192
Reinsurance receivable                                                       24,825                       3,642
Receivable from affiliates                                                                                3,327
                                                                                  -
Income tax receivable
                                                                             34,154                      34,620
State insurance licenses                                                      4,000                       4,113
Fixed assets                                                                 17,708                      10,737
Other assets                                                                102,027                      96,403
Separate account assets                                                  23,946,470                  29,757,092
                                                                    ----------------            ----------------

  Total assets                                                      $    25,944,260             $    31,702,705
                                                                    ================            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits          $       109,904             $       135,545
Drafts outstanding                                                           72,639                      63,758
Accounts payable and accrued expenses                                       130,636                     137,040
Income tax payable - deferred
                                                                             64,516                       8,949
Payable to affiliates
                                                                             64,264                           -
Future fees payable to parent                                               837,949                     934,410
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     159,000
Separate account liabilities                                             23,946,470                  29,757,092
                                                                    ----------------            ----------------

  Total Liabilities                                                      25,395,378                  31,205,794
                                                                    ----------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  305,329                     287,329
Retained earnings                                                           238,587                     205,979
Accumulated other comprehensive income                                        2,466                       1,103
                                                                    ----------------            ----------------

    Total Shareholder's equity                                              548,882                     496,911
                                                                    ----------------            ----------------

    Total liabilities and shareholder's equity                      $    25,944,260             $    31,702,705
                                                                    ================            ================

                                  See notes to unaudited financial statements
                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                                    Consolidated Statements of Income
                                              (in thousands)
                                               (unaudited)

                                                                        Nine Months Ended September 30,
                                                                         2001                     2000
                                                                    -------------            --------------

REVENUES
--------

Annuity and life insurance charges and fees                         $                        $
                                                                         287,875                   325,052
Fee income                                                                84,936                    95,130
Net investment income                                                     37,664                    10,690
Premium income                                                               717                     7,804
Net realized capital gains/(losses)                                        2,651                   (1,565)
Other                                                                        947                     1,610
                                                                    -------------            --------------

  Total revenues                                                         414,790                   438,721
                                                                    -------------            --------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                      1,406                       533
  Change in annuity and life insurance policy reserves                  (35,459)                    12,024
Return credited to contract owners                                        10,431                    11,085
                                                                    -------------            --------------

                                                                        (23,622)                    23,642

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                             330,877                   262,626
  Interest expense                                                        63,922                    84,344
                                                                    -------------            --------------

                                                                         394,799                   346,970
                                                                    -------------            --------------

  Total benefits and expenses                                            371,177                   370,612
                                                                    -------------            --------------

    Income from operations before income tax                              43,613                    68,109

      Income tax expense
                                                                          11,005                    18,430
                                                                    -------------            --------------

        Net income                                                  $                        $
                                                                          32,608                    49,679
                                                                    =============            ==============

                                      See notes to unaudited consolidated financial statements

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                                                  Consolidated Statements of Income
                                                           (in thousands)
                                                             (unaudited)

                                                                         Three Months Ended September 30,
                                                                     2001                               2000
                                                        -----------------------------    -------------------------------

              REVENUES
              --------

              Annuity and life insurance charges and    $                     87,729      $                     113,844
              fees
              Fee income                                                      26,960                             33,074
              Net investment income                                           26,303                              4,186
              Premium income                                                   (295)                              5,545
              Net realized capital gains/(losses)                                376                              (858)
              Other                                                              320                                492
                                                        ---                              -------------------------------
                                                           --------------------------

                Total revenues                                               141,393                            156,283
                                                        -----------------------------    -------------------------------

              EXPENSES
              --------

              Benefits:
                Annuity and life insurance benefits                              647                                255
                Change in annuity and life insurance                         (5,642)                              2,519
              policy reserves
                Return credited to contract owners                               258                             13,447
                                                        ---                              -------------------------------
                                                           --------------------------

                                                                             (4,737)                             16,221

              Expenses:
                Underwriting, acquisition and other
              insurance
                  expenses                                                   111,529                             98,201
                Interest expense                                              29,818                             28,124
                                                        ---                              -------------------------------
                                                           --------------------------

                                                                             141,347                            126,325
                                                        -----------------------------    -------------------------------

                Total benefits and expenses                                  136,610                            142,546
                                                        -----------------------------    -------------------------------

                  Income from operations before income                         4,783                             13,737
              tax

                    Income tax (benefit) expense                               (480)                              3,167
                                                        -----------------------------    -------------------------------

                      Net income                         $                     5,263      $                      10,570
                                                           ==========================        ===========================

                                      See notes to unaudited consolidated financial statements

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                            Consolidated Statements of Shareholder's Equity
                                            (in thousands)

                                                                   September 30,        December 31,
                                                                     2001                   2000
                                                               ---------------      --------------------
                                                                 (unaudited)

Common stock:
  Beginning and ending balance                                 $                    $
                                                                        2,500                     2,500

Additional paid in capital:
  Beginning balance                                                   287,329                   215,879
  Additional contributions                                             18,000                    71,450
                                                               ---------------      --------------------

    Ending balance                                                    305,329                   287,329
                                                               ---------------      --------------------

Retained earnings:
  Beginning balance                                                   205,979                   141,162
  Net income                                                           32,608                    64,817
                                                               ---------------      --------------------

    Ending balance                                                    238,587                   205,979
                                                               ---------------      --------------------

Accumulated other comprehensive (loss) income:
  Beginning balance
                                                                        1,103                     (107)
  Other comprehensive income
                                                                        1,363                     1,210
                                                               ---------------      --------------------

    Ending balance
                                                                        2,466                     1,103
                                                               ---------------      --------------------

      Total shareholder's equity                               $                    $
                                                                      548,882                   496,911
                                                               ===============      ====================

                       See notes to unaudited consolidated financial statements

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                                 Consolidated Statements of Cash Flows
                                            (in thousands)
                                              (unaudited)
                                                                      Nine Months Ended September 30,
                                                                        2001                  2000
                                                                    -------------      -----------------
Cash flow from operating activities:

  Net income                                                                           $                                                                                                               $
                                                                          32,608                 49,679
  Adjustments to reconcile net income to net
    cash provided by (used in) operating activities:
      Amortization and depreciation
                                                                           1,407                  2,790
      Deferred tax expense
                                                                          54,833                 14,325
      (Decrease)/increase in policy reserves
                                                                        (28,821)                 12,587
      Increase in payable to affiliates, net
                                                                          67,591                137,723
      Change in income tax payable/receivable
                                                                             467               (26,243)
      Increase in other assets
                                                                         (5,624)               (53,684)
      Decrease in accrued investment income
                                                                             493                     91
      (Increase)/decrease in reinsurance receivable
                                                                        (21,183)                  1,390
      Net increase in deferred acquisition costs
                                                                          22,231              (289,126)
      Decrease in accounts payable and accrued expenses
                                                                         (6,404)               (19,887)
      Increase in drafts outstanding
                                                                           8,880                    981
      Change in foreign currency translation, net
                                                                             559                   (78)
      Investment gains on derivatives
                                                                           5,342                      -
      Net realized capital gains/(losses) on investments
                                                                         (2,651)                  1,565
                                                                    -------------      -----------------

        Net cash provided by (used in) operating activities
                                                                         129,728              (167,887)
                                                                    -------------      -----------------

Cash flow from investing activities:

      Purchase of fixed maturity investments
                                                                       (313,676)              (283,490)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                         276,788                283,586
      Purchase of derivatives
                                                                        (52,629)                (3,277)
      Proceeds from exercise of derivative instruments
                                                                          43,602                      -
      Purchase of shares in mutual funds
                                                                        (50,528)               (12,615)
      Proceeds from sale of shares in mutual funds
                                                                          20,321                  4,063
      Purchase of fixed assets
                                                                         (7,821)                (2,851)
      Increase in policy loans
                                                                         (2,253)                (1,478)
                                                                    -------------      -----------------

        Net cash used in investing activities
                                                                        (86,196)               (16,062)
                                                                    -------------      -----------------

Cash flow from financing activities:

      Capital contribution from parent
                                                                          18,000                  2,450
      (Decrease)/increase in future fees payable to parent, net
                                                                        (96,461)                195,495
Net deposits to contract owner accounts
                                                                           3,181                  8,049
                                                                    -------------      -----------------

        Net cash (used in)/provided by financing activities
                                                                        (75,280)                205,994
                                                                    -------------      -----------------

          Net (decrease)/increase in cash and cash
            equivalents
                                                                        (31,748)                 22,045

          Cash and cash equivalents at beginning of period
                                                                          76,499                 89,212
                                                                    -------------      -----------------

            Cash and cash equivalents at end of period                                 $                                                                                                               $
                                                                          44,751                111,257
                                                                    =============      =================

     Income taxes (received) paid                                                      $                                                                                                               $
                                                                        (44,294)                 30,349
                                                                    =============      =================

      Interest paid                                                                    $                                                                                                               $
                                                                          34,087                 85,902
                                                                    =============      =================

                                      See notes to unaudited consolidated financial statements
                  --------------------------------------------------------------------------------------------------

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                         September 30, 2001

1.       BASIS OF PRESENTATION

         The  accompanying  unaudited  consolidated  financial  statements  of American  Skandia Life  Assurance  Corporation  ("the
         Company") have been prepared in accordance with accounting  principles  generally accepted in the United States for interim financial  information and with the  instructions to Form 10-Q and Article 10 of Regulation S-X.  Accordingly,  they do not include all of the  information and footnotes  required by accounting  principles  generally  accepted in the United States for  complete  financial  statements.  In the  opinion of  management,  all  adjustments  (consisting  of normal  recurring accruals)  considered  necessary for a fair  presentation  have been included.  Operating results for the nine-month period ended  September 30, 2001 are not  necessarily  indicative of the results that may be expected for the year ending December
         31, 2001. For further  information,  refer to the consolidated  financial statements and footnotes thereto in the Company's audited consolidated financial statements on Form 10-K for the year ended December 31, 2000.

         Certain reclassifications have been made to prior period amounts to conform to the current period presentation.

2.       NEW ACCOUNTING STANDARD

         Effective  January 1, 2001,  the Company  adopted  Statement of Financial  Accounting  Standards No. 133,  "Accounting  for
         Derivative  Instruments  and  Hedging  Activities,"  as  amended  by SFAS  137 and  SFAS  138  (collectively  "SFAS  133").
         Derivative  instruments  held by the Company  consist of equity  option  contracts  utilized to manage the  economic  risks associated with the guaranteed  minimum death benefits  ("GMDB").  These derivative  instruments are carried at fair market value.  Unrealized  gains and losses  are  reported  in  investment  income.  The  adoption  of SFAS No. 133 did not have a material effect on the Company's financial statements.

3.       RESERVES FOR FUTURE INSURANCE POLICY AND CONTRACT BENEFITS

         Included in reserves for future  insurance  policy and contract  benefits are reserves  related to annuity  contracts  with mortality risks as well as the Company's GMDB liability.  Certain  reserve  assumptions  were updated during the first nine months of 2001 to reflect more realistic  expectations  as to risks inherent in the GMDB  liability.  These changes reduced the  GMDB  liability  significantly.  Previous  assumptions  had  been  based  on  statutory  valuation  principles  as  an approximation  for accounting  principles  generally  accepted in the United States.  In addition,  future  mortality rates have been lowered to reflect favorable past experience.

         However,  offsetting the reduction in the GMDB liability,  certain  assumptions were also updated in the calculation of the deferred  acquisition  cost  asset.  The  amortizations  of such  costs are  determined  in large  part by  changes  in the expectations  of future gross profits of the variable  annuity  business.  In 2001, the decline in equity markets  resulted in a significantly lower estimate of future gross profits, thereby decreasing the deferred acquisition cost asset.

                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS (continued)

                                                         September 30, 2001

4.       SEGMENT REPORTING

         In recent  years,  in order to broaden the array of  products  offered by the  Company  and its  affiliates  to meet a wide variety of financial  planning  needs,  the Company  developed the variable life  insurance and qualified  retirement  plan annuity  products.  Assets under  management  and sales for the products  other than variable  annuities  have not yet been significant  enough to warrant  full  segment  disclosures  as  required  by SFAS 131,  "Disclosures  about  Segments of an
         Enterprise and Related Information."

5.       COMPREHENSIVE INCOME

         The components of comprehensive (loss) income, net of tax, for the nine months ended September 30, 2001 and 2000 were as follows:

                  (in thousands)                                           2001              2000
                                                                           ----              ----

         Net income                                                       $32,608          $49,679
         Other comprehensive income (loss):
           Net unrealized investment loss on
               available for sale securities                                1,000            2,493

           Foreign currency translation                                       363              (50)
                                                                       ----------       -----------

         Other comprehensive income                                         1,363            2,443
                                                                        ---------        ---------

         Comprehensive income                                            $ 33,971          $52,122
                                                                         ========          =======

         The components of accumulated other comprehensive income, net of tax, as of September 30, 2001 and December 31, 2000 were as follows:

                  (in thousands)                                           2001              2000
                                                                           ----              ----

         Unrealized investment (losses)/gains                            $  2,021          $ 1,021
         Foreign currency translation                                         445               82
                                                                       ----------       ----------

         Accumulated other comprehensive (loss) income                   $  2,466          $ 1,103
                                                                         ========          =======

6.       FOREIGN ENTITY

         The Company has a 99.9%  ownership  in Skandia  Vida,  S.A. de C.V.  ("Skandia  Vida")  which is a life  insurance  company domiciled in Mexico,  selling  long-term savings products within Mexico.  Skandia Vida, which is fully  consolidated in the accompanying  financial  statements,  had total shareholders'  equity of $4,815,000 as of September 30, 2001 and $4,402,000 as of December 31, 2000 and has  generated  losses of $2,146,000  and  $1,410,000  for the nine months ended  September 30,
         2001 and 2000, respectively.

                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS (continued)

                                                         September 30, 2001

7.       RESTRUCTURING CHARGES

         In March  2001,  the  Company  recorded  a  pre-tax  restructuring  charge of  $3,500,000  to  better  align its  operating infrastructure  with  anticipated  sales  volumes  under the current  equity  market  environment.  These  charges  related primarily  to a reduction  in the  workforce  of  approximately  140  employees.  At  September  30,  2001,  the  remaining restructuring liability was approximately $600,000.

         As a result of the continued  volatility in equity markets and lower than  anticipated  sales volumes,  the Company expects to implement  further cost cutting  initiatives in the fourth quarter of 2001.  The charge for such  restructuring  has not yet been determined.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                    MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                                                     AND RESULTS OF OPERATIONS

                                                Nine months ended September 30, 2001

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the
September 30, 2001 financial statements and the notes included herein.

Management's  Discussion and Analysis of Financial Condition and Results of Operations contains certain  forward-looking  statements pursuant to the Private  Securities  Litigation  Reform Act of 1995.  These  forward-looking  statements  are based on estimates and assumptions  that involve  certain risks and  uncertainties,  therefore  actual  results could differ  materially due to factors not currently known. These factors include  significant changes in financial markets and other economic and business  conditions,  state and federal legislation and regulation, ownership and competition.

American Skandia Life Assurance Corporation ("the Company"), with its principal offices in Shelton,  Connecticut,  is a wholly-owned subsidiary  of American  Skandia,  Inc.  ("ASI"),  whose  ultimate  parent is Skandia  Insurance  Company Ltd.  ("SICL"),  a Swedish
corporation.  The Company has 99.9%  ownership in Skandia Vida,  S.A. de C.V.  ("Skandia  Vida") which is a life  insurance  company domiciled in Mexico.

The Company is primarily in the business of issuing long-term savings and retirement  products to individuals,  groups and qualified pension plans.  The Company is one of the largest  providers of variable annuity  contracts for the individual  market in the United
States according to Info-One's Variable Annuity Research & Data Service ("VARDS").

Since its  business  inception in 1988,  the Company has offered an  increasingly  wide array of  annuities,  including:  a) certain deferred and immediate annuities that are registered with the Securities and Exchange  Commission,  including variable annuities and fixed interest rate annuities that include a market value  adjustment  feature;  b) certain other fixed deferred  annuities that are not  registered  with the  Securities and Exchange  Commission;  c)  non-registered  group  variable  annuities  designed as funding vehicles for various types of qualified retirement plans; and d) fixed, adjustable and variable immediate annuities.

The Company also offers  modified  single premium and flexible  premium  variable life insurance  products and a term life insurance product offered to shareholders of an affiliate's mutual fund products.

Certain  variable  annuity  products  contain a benefit feature  (referred to as  "Performance  Advantage")  which provides  certain benefits  if the  policyowner's  account  value has not  reached a "target  value" on its tenth  anniversary.  At the  option of the policyowner,  the benefit will be distributed in the form of an annual or, if  annuitization  is selected,  a lump-sum credit to the contractowner's account.

The  Company's  products are sold to  individuals,  businesses  and pension plans to provide for  long-term  savings and  retirement purposes and to address the economic impact of premature death,  estate and business planning  concerns and supplemental  retirement needs.

The Company markets its products to independent  financial  planners and  broker-dealers  through an internal field marketing staff.
In addition,  the Company markets through and in conjunction with financial  institutions such as banks that are permitted directly, or through affiliates, to sell annuities and life insurance.

Results of Operations
---------------------

Annuity  and life  insurance  sales  volume for the nine  months  ended  September  30,  2001  totaled  $2,994,000,000,  compared to
$6,864,000,000  for the first  nine  months of 2000.  The  decrease  in sales  was  consistent  with the  general  decline  in sales throughout  the  variable  annuity  industry,  attributed  in large  part to the  decline in the equity  markets.  Favorable  market conditions  and strong  performance  of the  underlying  mutual funds in the first half of 2000 drove the sales to record levels for the first nine  months of 2000.  In  particular,  due to the  closure of markets as a result of the  September  11,  2001  terrorist attacks,  no new  contracts  were issued for four days.  Following  September 11, and through the end of the third  quarter,  equity markets remained unstable, further reducing sales volume.

Contractowner  fees and charges and charges  generated  from  transfer  agency-type  and  investment  support  activities  decreased
$47,371,000 or 11% for the first nine months of 2001 compared to the same period in 2000.  Management  attributes  this decline to a
15% drop in average  assets  under  management  partially  offset by  increases  in fee rates earned on the assets from certain fund managers.

Net  investment  income  increased  $26,974,000  for the first nine months of 2001 compared to the same period in 2000. The increase was primarily  attributable to realized and unrealized gains on derivative  instruments held to mitigate the market risk embedded in the guaranteed  minimum death benefit reserve ("GMDB") on variable  annuity  contracts.  Investment  income earned on a higher level of fixed maturity securities also contributed to the increase.

Premium income represents  premiums earned on the sale of ancillary  contracts such as immediate  annuities with life contingencies, supplementary  contracts with life  contingencies and certain life insurance  products.  Although sales of these products were lower in the first nine months of 2001 compared to the first nine months of 2000,  management  expects  premium income from  supplementary contracts and immediate annuities to grow over time with the maturing of core business lines.

Net realized  investment gains totaled $2,651,000 for the first nine months of 2001,  compared to losses of $1,565,000 for the first nine months of 2000.  The increase is primarily attributable to gains recognized on sales of fixed maturity securities.

Annuity and life insurance benefits  increased $873,000 over the first nine months of 2000 as an increase in supplementary  contract and variable  immediate  annuity  payments,  which has increased as this relatively young segment of the Company's  annuity business ages.

The change in annuity policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the  Company's  GMDB  liability.  Certain  reserve  assumptions  were  updated  during the first nine months of 2001 to reflect more realistic  expectations  as to risks  inherent  in the GMDB  liability.  These  changes  reduced the GMDB  liability  significantly.
Previous  assumptions had been based on statutory  valuation  principles as an  approximation  for accounting  principles  generally accepted in the United States.  In addition,  future mortality rates have been lowered to reflect  favorable past  experience.  As a result of these  changes,  the GMDB reserve  decreased  $39,150,000  in 2001.  The GMDB reserve  increased  $8,021,000  for the same nine-month period in 2000.

However,  offsetting  the  resulting  increase  in  earnings  and  equity  as a result of  changes  in the GMDB  liability,  certain assumptions  were also updated in the  calculation  of the deferred  acquisition  cost asset.  The  amortizations  of such costs are determined in a large part by changes in the  expectations of future gross profits of the variable  annuity  business.  In 2001, the decline in equity  markets  resulted in a  significantly  lower estimate of future gross  profits,  thereby  increasing the expenses recognized through amortization.

 Return  credited to  contractowners  consists of revenues on the variable and market value  adjusted  annuities  and variable  life insurance,  offset by the benefit  payments  and changes in  reserves  required on this  business.  Market  value  adjusted  annuity activity has the largest impact on this benefit.  During the first nine months of 2001, the Separate Account  investment  returns on the assets  supporting  the market value  adjusted  annuities  were less than the expected  returns as  calculated  in the reserves, leading to a significant increase in the return credited to contractholders' benefit through September 30, 2001.

 Further  contributing  to the  increase  in return  credited to  contractowners  were  increases  in the  amortization  of unearned
Performance  Advantage target value credits over the nine month period ended September 30, 2001.  Additionally,  guaranteed  minimum death benefit payments on variable  annuities were driven higher due to equity market declines.  Offsetting this charge, the Company booked  experience-rating  refunds due from a reinsurer during the first nine months of 2001. Through the first nine months of 2000, the Company had not recognized such refunds due.

 Underwriting, acquisition and other insurance expenses for the nine months ended September 30, 2001 and 2000 were as follows:

                       (in thousands)                        2001               2000             Change
                                                             ----               ----             ------

         Commissions and purchase credits                  $190,162            $362,371         ($172,209)
         General operating expenses                         118,484             186,307           (67,823)

         Acquisition costs deferred                        (173,238)         (430,195)          256,957
         Acquisition costs amortized                        195,469             144,143            51,326
                                                            -------         -----------        ----------

         Net capitalization of
           deferred acquisition costs                        22,231          (286,052)          308,283
                                                         ----------           ----------        ---------

         Underwriting, acquisition and other
           insurance expenses                              $330,877            $262,626         $  68,251
                                                           ========            ========         =========

 Lower sales and asset levels for the nine months ended  September  30, 2001,  compared  with the same period in 2000,  led to a 48%
decrease in commissions  and purchase  credits.  Partially  offsetting  this decline,  the Company  launched a commission  promotion program during 2001 which  increased  commissions  as a percentage of new sales.  In addition,  there has been a steady  increase in asset based commissions relative to sales based commissions.

 General operating  expenses  decreased 36% from a year ago as a result of lower  sales-based  compensation and certain cost savings measures  implemented  in 2001 (see Note 6 of the Notes to Unaudited  Consolidated  Financial  Statements).  In  addition,  variable compensation and long-term incentive plan expenses have decreased due to the slowdown in sales and decline in equity markets.

 The decline in capitalized  deferred  acquisition  costs is  attributable to a significant  drop in acquisition  related costs as a result of lower sales and shifts in sales trends to asset based commission agreements.

 As mentioned in the Company's  discussion of changes in annuity policy  reserves,  the Company updated  certain  assumptions in the calculation  of  expected  gross  profits  used to develop  deferred  acquisition  cost  amortization  rates to reflect  more recent experience and current equity market  conditions,  specifically  with regard to future GMDB  profitability.  As a result of this and the decline in equity  markets,  the  amortization of such costs  increased  significantly  over the nine months ended September 30,
2000.

Interest  expense  decreased  $20,422,000,  or 24%, over the nine months ended  September 30, 2000  primarily due to lower  interest expense  related to the  reduction  of future fees  payable to parent  liability  which in turn was the result of lower market value assumptions in the underlying securitized contracts.

The effective  income tax rate for the nine months ended September 30, 2001, and 2000 was 25% and 27%,  respectively.  The effective rate is lower than the  corporate  rate of 35% due to  permanent  differences,  with the most  significant  item being the  dividend received  deduction.  Management  believes that based on the taxable income  produced in 2000 and the first nine months of 2001, the
Company will produce sufficient taxable income in the future to realize its deferred tax assets.

 The Company  considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits  from  long-term  savings  products in future  years.  As such,  Skandia Vida has  generated  net losses of  $2,146,000  and
$1,410,000 for the nine months ended September 30, 2001 and 2000, respectively.

 Total assets declined  $5,758,445,000  or 18.2% since December 31, 2000 as a result of market declines  combined with slowing sales volume.  Liabilities  declined  $5,810,416,000 or 18.6%,  since December 31, 2000 as a result of the lower required separate account reserves.  Separate  account  assets  represent  92% of  total  assets  and  separate  account  liabilities  represent  94% of total liabilities.

 Liquidity and Capital Resources
 -------------------------------

 The  Company's  liquidity  requirement  has been met in recent  years by cash from  insurance  operations,  investment  activities, borrowings from ASI and the transfer of rights to future fees and charges to ASI.

The Company received  advances of $63,000,000 and capital  contributions of $15,500,000 from ASI to support the capital needs of its
U.S.  operations  during the first nine months of 2001. In addition,  the Company received  capital  contributions of $2,500,000 and
$2,450,000 from ASI to support its investment in Skandia Vida for the nine months ended September 30, 2001 and 2000, respectively.

 As an additional means of obtaining  funding,  the Company  periodically has transferred rights to receive future fees and contract charges  expected to be realized on variable  portions of designated  blocks of deferred annuity  contracts to ASI  ("securitization transactions").  The  Company  did not enter  into any new  securitization  transactions  in the first  nine  months of 2001.  Funds received from new securitization transactions for the first nine months of 2000 amounted to $261,858,000.

The Company  continues to extend its  reinsurance  agreements for new blocks of business.  The  reinsurance  agreements are modified coinsurance  arrangements  where the reinsurer  shares in the  experience of a specific book of business.  During 2001,  the company amended certain  reinsurance  agreements and recorded  amounts due from  reinsurers  based on favorable  experience.  The amendments resulted in a receivable of $2,213,000 and the experience rating refund resulted in an additional receivable of $9,679,000.

 The Company  expects the continued use of reinsurance and  securitization  transactions  to fund the cash strain  anticipated  from acquisition costs on the coming years' sales volume.

 The Company has long-term surplus notes and short-term borrowings with ASI.  No dividends have been paid to ASI.

 The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information regarding minimum
Risk Based Capital ("RBC")  requirements.  These requirements are intended to allow insurance  regulators to identify companies that may need regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance risk,  interest risk and business risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total adjusted  capital well above required capital.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

There have been no material  changes to the Company's  market risk during the first nine months of 2001.  The Company has provided a discussion of its market risks in Item 7A of Part II of the December 31, 2000 Form 10-K.

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(in thousands)                                                            For the Year Ended December 31,
                                                         2000           1999           1998            1997           1996
                                                         ----           ----           ----            ----           ----
STATEMENT OF OPERATIONS DATA
----------------------------

Revenues:
Annuity and life insurance charges and fees*         $             $     289,989   $              $     121,158   $     69,780
                                                     424,578                       186,211
Fee income                                                                                                               16,420
                                                     130,610       83,243          50,839         27,593
Net investment income
                                                     11,656        10,441          11,130         8,181           1,586
Premium income and other revenues
                                                     -----------   -----------     ------------   -----------
                                                     4,778         3,688           1,360          1,082           265
                                                     -----         -----           -----          -----           ---

Total revenues                                       $             $     387,361   $              $     158,014   $     88,051
                                                     ======        =============   =======        =============   ============
                                                     571,622                       249,540
                                                     =======                       =======

Benefits and Expenses:
Annuity and life insurance benefits                  $             $               $              $               $
                                                     751           612             558            2,033           613
Change in annuity and life insurance
   policy reserves
                                                     45,018        3,078           1,053          37              635
Cost of minimum death benefit reinsurance                                                                                 2,867
                                                     -             2,945           5,144          4,545
Return credited to contractowners
                                                     9,046         (1,639)         (8,930)        (2,018)         673
Underwriting, acquisition and other insurance
   expenses                                                                                                             49,887
                                                     335,213       206,350         167,790        90,496
Interest expense                                                                                                        10,791
                                                     ---------     ---------       ---------      ---------       ------------
                                                     85,998        69,502          41,004         24,895
                                                     ------        ------          ------         ------

Total benefits and expenses                          $             $     280,848   $     206,619  $     119,988   $    65,466
                                                     ======        =============   =============  =============   ===========
                                                     476,026
                                                     =======

Income tax expense (benefit)                         $             $       30,344  $              $       10,478  $
                                                     ========      ==============  ==========     ==============  =
                                                     30,779                        8,154                          (4,038)
                                                     ======                        =====

Net income                                           $             $               $              $       27,548  $    26,623
                                                     ========      ========        ========       ==============  ===========
                                                     64,817        76,169          34,767
                                                     ======                        ======

STATEMENT OF FINANCIAL CONDITION DATA
-------------------------------------

Total Assets                                         $31,702,705   $30,881,579     $18,848,273    $12,894,290     $8,268,696
                                                     ===========   ===========     ===========    ===========     ==========

Future fees payable to parent                        $             $     576,034   $     368,978  $     233,034   $     47,112
                                                     ======        =============   =============  =============   ============
                                                     934,410
                                                     =======

Surplus Notes                                        $             $     179,000   $              $     213,000   $   213,000
                                                     ======        =============   ======         =============   ===========
                                                     159,000                       193,000
                                                     =======

Shareholder's Equity                                 $             $     359,434   $              $     184,421   $   126,345
                                                     ======        =============   ======         =============   ===========
                                                     496,911                       250,417
                                                     =======

*    On annuity and life insurance sales of $8,216,167,  $6,862,968,  $4,159,662,  $3,697,990, and $2,795,114 during the years ended
     December 31, 2000,  1999,  1998,  1997, and 1996,  respectively,  with  contractowner  assets under  management of $29,751,822,
     $29,396,693, $17,854,761, $12,119,191, and $7,764,891 as of December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition and Results of Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Management's  Discussion  and  Analysis  of  Financial  Condition  and  Results of  Operations  contains  certain  forward-looking statements  pursuant to the Private  Securities  Litigation  Reform Act of 1995.  These  forward-looking  statements  are based on estimates and assumptions that involve certain risks and  uncertainties,  therefore actual results could differ  materially due to factors not currently  known.  These factors  include  significant  changes in financial  markets and other  economic and business conditions, state and federal legislation and regulation, ownership and competition.

 Results of Operations
 ---------------------

 Annuity and life insurance  sales  increased 20% in 2000 to  $8,216,167,000  as compared to 65% in 1999.  Overall sales growth in
2000 was driven by  significant  sales volume in the first quarter of 2000 due to the strong equity market  performance.  However, the decline in the equity  markets  during the remainder of the year  negatively  impacted  sales as the first quarter growth rate was not sustained.  The Company continues to focus on increasing sales through  innovative  product  development  activities,  the recruitment and retention of top producers,  high quality  customer service and  improvements in web-based  technology.  All three major distribution channels achieved sales growth in 2000.

 Average assets under management  totaled  $31,413,809,000 in 2000 and  $21,984,759,000 in 1999,  representing an increase of 43%.
As a result of the growth in sales and average  assets under  management,  annuity and life  insurance  charges and fees increased
46% in 2000 and 56% in 1999. Fee income generated from transfer  agency-type and investment  support  activities  increased 57% in
2000 and 64% in 1999.

Net  investment  income  increased 12% in 2000 compared to 1999 and decreased 6% in 1999 compared to 1998. The increase in 2000 is primarily due to a higher level of  investments,  partially  offset by $6,939,000 of  amortization  of premiums paid on derivative instruments.  The decrease in 1999 was  primarily the result of  $1,036,000  of  amortization  of the premium paid on a derivative instrument  purchased  during 1999. See Note 2D to the  consolidated  financial  statements for information  related to derivative instruments  used to hedge  the  guaranteed  minimum  death  benefit  ("GMDB")  reserve  fluctuations.  Excluding  the  derivative amortization,  net  investment  income  increased 62% in 2000 and increased 3% in 1999 as a result of increased bond holdings that support the Company's risk-based capital objectives.

 Premium  income  represents  premiums  earned  on the  sale  of  ancillary  contracts  such  as  immediate  annuities  with  life contingencies,  supplementary  contracts with life  contingencies  and certain life insurance  products.  Increased sales of these products  led to an  increase  in premium  income in 2000.  The  increase in 2000 and 1999 was  primarily  due to higher  sales of
supplementary contracts.   Management expects supplementary contracts to grow over time with the maturing of core business lines.

Net realized  investment  losses totaled  $688,000 in 2000,  compared to gains of $578,000 in 1999 and $99,000 in 1998. The change from 1999 to 2000 is primarily due to realized  losses on sales of securities in the fixed maturity  portfolio.  These losses were partially  offset by realized  gains on sales of fixed  maturities  and mutual  funds.  The  increase  in  realized  gains in 1999 compared to 1998 is due to higher gains on sales of mutual fund investments.

 The change in annuity policy reserves  includes changes in reserves related to annuity  contracts with mortality risks as well as the Company's GMDB  liability.  In 2000,  equity markets  declined and the underlying  fund  performance  was lower than the prior year. In contrast,  the equity  markets and  underlying  fund  performance  were up  significantly  in 1999 compared to 1998.  The combination  of these events  resulted in an increase in GMDB  reserves of  $39,866,000  in 2000.  This compares to an increase in
GMDB reserves of $2,323,000 in 1999.

 In 1999, the Company began to develop a program  utilizing equity put options to manage the risks embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the implementation of the hedge strategies utilizing  equity  put  options,  the  Company  had  reinsured  substantially  all of its  exposure  on the  GMDB  liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer had exited this market.

 Return  credited to  contractowners  consists of revenues on the variable and market value  adjusted  annuities and variable life insurance,  offset by the benefit  payments  and changes in reserves  required on this  business.  Market value  adjusted  annuity activity has the largest impact on this benefit.  In 2000 and 1999, the Separate  Account  investment  returns on the market value adjusted  annuities were less than the expected  returns as calculated in the reserves,  contributing to the significant  increase in the return  credited to  contractholders  benefit.  In addition,  this benefit  increased  as a result of the  amortization  of unearned  Performance  Advantage  target  value  credits,  which  increased  $6,826,000  in  2000  over  1999.  Other  significant contributors to the change from 1999 to 2000 include  guaranteed  minimum death benefit payments on variable  annuities which were driven up due to the market  declines in 2000 as well as  increased  costs  associated  with  processing  of  backdated  financial transactions.  These increased  costs were partially  offset by a 2000 experience  refund on certain  reinsurance  treaties in the amount of $4,339,000.

 Underwriting, acquisition and other insurance expenses for 2000, 1999 and 1998 were as follows:

                     (in thousands)                                  2000                 1999                1998
                                                                     ----                 ----                ----

   Commissions and purchase credits                              $ 393,494            $ 358,279           $ 201,008

   General operating expenses                                      252,206              214,269             141,586

   Acquisition costs deferred during the year                     (495,103)            (450,059)           (261,432)
   Acquisition costs amortized during the year                     184,616               83,861              86,628
                                                                   -------   -           ------   -          ------

   Net capitalization of deferred acquisition costs               (310,487)            (366,198)           (174,804)
                                                       -          ---------            ---------           ---------

   Underwriting, acquisition and other
        insurance expenses                                       $ 335,213            $ 206,350           $ 167,790
                                                                 =========            =========           =========

 Underwriting,  acquisition  and  other  insurance  expenses  increased  62% and 23% in 2000  and  1999,  respectively.  Increased commissions  and purchase  credits  reflect the increase in sales in both 2000 and 1999.  Significant  investments in new product development  and  internet-based  technology  contributed  to general  operating  expense  increases  in both 2000 and 1999.  The amortization of acquisition  costs increased  substantially in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were  recognized  in  accordance  with  accounting  principles  generally  accepted in the United States profit and expense recognition models.

 Interest  expense  increased  $16,496,000  in 2000  and  $28,498,000  in 1999 as a result  of  additional  securitized  financing transactions,  which consist of the transfer of rights to receive future fees to the Parent  ("securitization  transactions").  In addition,  the Company  retired  surplus  notes on December  10,  2000 and  December  31,  1999 of  $20,000,000  and  $14,000,000,
respectively.  Surplus notes outstanding as of December 31, 2000 and 1999 totaled $159,000,000 and $179,000,000, respectively.

 The effective  income tax rates for the years ended  December 31, 2000,  1999 and 1998 were 32%, 28% and 19%,  respectively.  The effective  rate is lower than the corporate rate of 35% due to permanent  differences,  with the most  significant  item being the dividend  received  deduction.  Management  believes that based on the taxable income  produced in the past two years,  as well as the  continued  growth in annuity  sales,  the Company  will  produce  sufficient  taxable  income in future  years to realize its deferred tax assets.

 The Company  generated net income after tax of $64,817,000,  $76,169,000  and  $34,767,000 in 2000, 1999 and 1998,  respectively.
Revenue  increases  in 2000 were more than offset by higher  benefits  and  expenses  driven  primarily  from the  increase in the reserve  requirement  related  to the  GMDB  as a  result  of the  decline  in the  equity  markets.  Investments  in new  product development  and  technology  also  contributed  to the increase in  expenses.  These  factors  resulted in the 15% decline in net income.  Net  income  increased  119% in 1999 due to strong  sales  growth and  favorable  market  conditions  which led to higher asset-based  revenue.  The Company  considers  Mexico an emerging  market and has invested in the Skandia Vida operations with the expectation  of  generating  profits from  long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of $2,540,000,  $2,523,000 and $2,514,000 for the years ended December 31, 2000, 1999 and 1998,  respectively.  The Company expects to transfer ownership of Skandia Vida to an upstream affiliate during 2001.

 On March 22, 2001, the Company  announced that it will begin an aggressive  operating  expense  reduction program to better align its operating  infrastructure  with the current  investment  environment.  The planned moves include a reduction of  approximately
150  positions,  representing  13% of the  Company's  workforce,  reductions  in the  compensation  and benefit  programs  and the curtailment of certain discretionary expenses.

 Total assets grew 3% in 2000 partially as a result of the modest  increase in separate  account  assets  reflecting the impact of strong  sales which were almost  entirely  offset by the decline in equity  markets.  Increased  deferred  acquisition  costs also contributed  to the increase in assets.  Liabilities  grew 2% in 2000 due to higher  reserves  required to support the increase in annuity and life insurance  business,  and increased  financing  activity related to the transfer of rights to receive future fees and charges.

 Liquidity and Capital Resources
 -------------------------------

 The Company's liquidity requirement was met by cash from insurance  operations,  investment  activities,  borrowings from ASI and the securitization transactions with ASI.

 The majority of the operating  cash outflow  resulted  from the sale of variable  annuity and variable life products that carry a contingent  deferred  sales charge.  This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate  accounts  supporting the product leaving a cash (but not capital)  strain caused by the acquisition  cost for the new business.  This cash strain  required the Company to look beyond the cash made available by insurance  operations and  investments of the Company to  financing  in the form of surplus  notes,  capital  contributions,  securitization  transactions  and  modified coinsurance reinsurance arrangements:

o        During 2000 and 1999, the Company  received  $69,000,000  and  $34,800,000,  respectively,  from ASI to support the capital needs and  anticipated  growth in  business  of its U.S.  operations.  In  addition,  the  Company  received  $2,450,000  and
     $1,690,000 from ASI in 2000 and 1999, respectively, to support its investment in Skandia Vida.

o        Funds received from new securitization  transactions  amounted to $476,288,000 in 2000 and $265,710,000 in 1999 (see Note 8
     to the consolidated financial statements).

o        During 2000 and 1999,  the Company  extended its  reinsurance  agreements.  The Company also entered into an agreement with
     SICL in 2000. The reinsurance  agreements are modified coinsurance  arrangements where the reinsurer shares in the experience of a specific book of business.

 The Company expects the continued use of reinsurance and  securitization  transactions to fund the cash strain  anticipated  from the acquisition costs on the coming years' sales volume.

 As of December 31, 2000 and 1999,  shareholder's equity totaled $496,911,000 and $359,434,000,  respectively.  The increases were driven by the previously mentioned capital contributions received from ASI and net income from operations.

 The Company has long-term surplus notes and short-term borrowings with ASI.  No dividends have been paid to ASI.

 The National  Association of Insurance  Commissioners  ("NAIC")  requires  insurance  companies to report  information  regarding minimum Risk Based  Capital  ("RBC")  requirements.  These  requirements  are intended to allow  insurance  regulators to identify companies  that may need  regulatory  attention.  The RBC model law requires that  insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks. The formula  includes  components for asset risk,  insurance risk,  interest rate risk and business  risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total adjusted capital well above required capital.

 Effects of Inflation
 --------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes that it is well  positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate and business planning  concerns and supplemental  retirement  needs. The Company  continues to focus on offering  innovative  long-term savings and income  products  and  providing  superior  customer  service in order to gain market  share and improve  profitability  in an increasingly competitive market.

The Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits affiliation among banks,  securities firms and  insurance  companies.  This  legislative  change has created  opportunities  for  continued  consolidation  in the  financial services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company such as pension  reform,  capital gains and estate tax changes, privacy  standards  and  internet  regulation.  Pension  reform  may  change  current  tax  deferral  rules  and  allow  increased contributions to retirement plans, which may lead to higher investments in tax-deferred  products and create growth  opportunities for the Company.  A capital gains tax reduction may cause  tax-deferred  products to be less attractive to consumers,  which could adversely  impact the Company.  New privacy  standards  and internet  regulation  may impact the Company's  strategic  initiatives especially related to potential partnerships with web-based technology providers.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to  potential  fluctuations  in earnings  and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest  rates and equity  prices.  The following  discussion focuses on specific  exposures  the Company has to interest  rate and equity price risk and  describes  strategies  used to manage these  risks.  The  discussion  is limited to financial  instruments  subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

 Interest Rate Risk
 ------------------

 Fluctuations in interest rates can potentially  impact the Company's  profitability and cash flows. The Company has 97% of assets held under  management that are in  non-guaranteed  Separate  Accounts for which the Company's  exposure is not significant as the contractowner  assumes  substantially  all the  investment  risk.  On the  remaining  3% of assets,  the  interest  rate risk from contracts that carry interest rate exposure is managed through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

 At December 31,  2000,  the Company  held fixed  maturity  investments  in its general  account that are  sensitive to changes in interest rates.  These securities are held in support of the Company's fixed immediate  annuities,  supplementary  contracts,  the fixed components of variable life insurance  contracts,  and in support of the Company's target solvency capital.  The Company has a  conservative  investment  philosophy  with  regard  to these  investments.  All  investments  are  investment  grade  corporate securities, government agency or U.S. government securities.

 The Company's  deferred  annuity products offer a fixed option which subjects the Company to interest rate risk. The fixed option guarantees  a fixed rate of interest  for a period of time  selected by the  contractowner.  Guarantee  period  options  available range from one to ten years.  Withdrawal of funds before the end of the guarantee  period subjects the  contractowner  to a market value  adjustment  ("MVA").  In the event of rising  interest  rates,  which make the fixed  maturity  securities  underlying  the guarantee  less  valuable,  the MVA could be negative.  In the event of declining  interest  rates,  which make the fixed maturity securities  underlying  the guarantee more valuable,  the MVA could be positive.  The resulting  increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities underlying the guarantee.  The Company maintains strict  asset/liability  matching to enable this offset.  However, the Company still takes on the default risk for the  underlying  securities,  the interest rate risk of  reinvestment  of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity.

Liabilities  held  in  the  Company's  general  account  and  guaranteed   separate  account  as  of  December  31,  2000  totaled
$1,095,100,000.  Fixed  income  investments  supporting  those  liabilities  had a  fair  value  of  $1,098,500,000.  The  Company performed a sensitivity  analysis on these  interest-sensitive  liabilities  and assets at December 31, 2000. The analysis  showed that an  immediate  decrease  of 100 basis  points in  interest  rates  would  result in a net  increase  in  liabilities  and the corresponding  assets of  approximately  $37,300,000 and  $41,500,000,  respectively.  An analysis of a 100 basis point decline in interest  rates at December 31, 1999 showed a net  increase in  interest-sensitive  liabilities  and the  corresponding  assets of approximately $10,200,000 and $24,800,000, respectively.

 Equity Market Exposure
 ----------------------

 The primary  equity market risk to the Company  comes from the nature of the variable  annuity and variable life products sold by the  Company.  Various  fees and charges  earned are  substantially  derived as a  percentage  of the market value of assets under management.  In a market decline,  this income would be reduced.  This could be further  compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed above. A 10% decline in the market value of the assets under  management at December 31, 2000,  sustained  throughout 2001, would result in an approximate drop in related  annual fee income of  $54,000,000.  This result was not materially  different  than the result  obtained from the analysis performed as of December 31, 1999.

 Another  equity market risk exposure of the Company  relates to the  guaranteed  minimum  death  benefit  liability.  Declines in equity  markets and  correspondingly  the  performance  of the underlying  mutual funds,  increases the  guaranteed  minimum death benefit  liabilities.  As  discussed  in Note  2D of the  consolidated  financial  statements,  the  Company  utilizes  derivative instruments to hedge against the risk of significant  decreases in equity  markets.  Prior to the  implementation  of this program the Company utilized reinsurance to transfer this risk.

 The  Company has a small  portfolio  of equity  investments;  mutual  funds which are held in support of a deferred  compensation program. In the event of a decline in market values of underlying  securities,  the value of the portfolio would decline,  however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

 Estimates of interest rate risk and equity price risk were obtained using computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest rate  movements,  volatility in the equity markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                    INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is a  wholly-owned  subsidiary  of  Skandia  Insurance  Company  Ltd.) as of  December  31,  2000 and  1999,  and the  related consolidated  statements  of  operations,  shareholder's  equity and cash flows for the three year period  ended  December 31, 2000.
These  consolidated  financial  statements are the responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2000 and 1999,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2000 in  conformity  with  accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                           (in thousands)

                                            See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                                         $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                                         $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                     576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                                         $
                                                                     ===============            ================

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Operations
                                                           (in thousands)

                                            See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -            2,945                5,144
  Return credited to contractowners                                    9,046              (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                           (in thousands)

                                          See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                 (500)                     -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210               (3,642)                 2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                Consolidated Statements of Cash Flow
                                                           (in thousands)

                                          See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense                                                           (10,903)
                                                                   60,023                               (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets                                                       (32,954)
                                                                 (59,987)                                (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs                                    (366,198)          (174,804)
                                                                (310,487)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding                                                                       9,663
                                                                   12,699              22,118
      Change in foreign currency translation, net
                                                                    (101)                 701               (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)               (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                                       (148,808)          (114,308)
                                                                (330,562)
                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments                                         (99,250)
                                                                (380,737)                               (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds                                             (17,703)
                                                                 (18,136)                                (7,158)
      Proceeds from sale of shares in mutual funds
                                                                    8,345              14,657              6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)               (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities                                        (74,923)
                                                                (103,338)                               (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                  12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============
                                                                                                    =============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2000

1.       ORGANIZATION AND OPERATION

         American  Skandia Life Assurance  Corporation  (the  "Company") is a wholly-owned  subsidiary of American  Skandia,  Inc.
         ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The  Company  develops  long-term  savings  and  retirement   products  which  are  distributed  through  its  affiliated broker/dealer  company,  American Skandia  Marketing,  Incorporated  ("ASM").  The Company  currently issues variable and term life  insurance and variable,  fixed,  market value  adjusted and immediate  annuities for  individuals,  groups and qualified pension plans.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A. de C.V.  ("Skandia  Vida")  which is a life  insurance  company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $4,402,000 and $4,592,000 as of December 31, 2000, and 1999,  respectively.  The  Company  considers  Mexico  an  emerging  market  and has  invested  in the  Skandia  Vida operations  with the  expectation  of  generating  profits from  long-term  savings  products in future  years.  As such,
         Skandia Vida has generated net losses of  $2,540,000,  $2,523,000  and  $2,514,000 for the years ended December 31, 2000,
         1999 and 1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial statements have been prepared in conformity with accounting principles generally  accepted in the United  States.  Intercompany  transactions  and  balances  have been  eliminated  in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  The FASB has issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative  Instruments
                  and Hedging Activities",  as amended by SFAS 137 and SFAS 138 (collectively,  "SFAS 133"). SFAS 133 is effective for all fiscal  quarters of all fiscal years  beginning  after June 15, 2000;  accordingly,  the Company adopted
                  SFAS 133 on January 1, 2001.  This  statement  establishes  accounting  and reporting  standards for  derivative instruments,  including certain derivative instruments embedded in other contracts,  and for hedging activities.
                  SFAS No. 133 requires that all derivative financial  instruments be measured at fair value and recognized in the statement of condition as either assets or  liabilities.  Changes in the fair value of the derivative  financial instruments will be reported in either earnings or comprehensive income,  depending on the use of the derivative and whether or not it qualifies for hedge accounting.

                  Special hedge accounting  treatment is permitted only if specific  criteria are met,  including that the hedging relationship be highly  effective both at inception and on an ongoing basis.  Accounting for hedges varies based on the type of hedge - fair value or cash flow.  Results of effective  hedges are recognized in current earnings for fair value hedges and in other  comprehensive  income for cash flow hedges.  Ineffective  portions of hedges are recognized immediately in earnings.

                                           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  The  derivative  instruments  held by the Company in 2000 and 1999  consisted of equity put options  utilized to manage the market risk and reserve  fluctuations  associated with the guaranteed minimum death benefit ("GMDB").
                  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

C.       Investments
--------------------

                  The Company has classified its fixed maturity  investments  as either  held-to-maturity  or  available-for-sale.
                  Investments  classified as held-to-maturity  are investments that the Company has the ability and intent to hold to  maturity.  Such  investments  are carried at amortized  cost.  Those  investments  which are  classified  as available-for-sale  are  carried at fair value and  changes in  unrealized  gains and losses are  reported  as a component of other comprehensive income.

                  The Company has  classified its mutual fund  investments  held in support of a deferred  compensation  plan (see
                  Note 13) as  available-for-sale.  Such investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments  are determined by the specific  identification  method and are included in revenues.

         D.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments which consist of equity option contracts for risk management  purposes, and not for trading or  speculation.  The Company  hedges the market  value  fluctuations  of the GMDB  exposure embedded in its policy  reserves.  Premiums paid on option  contracts are amortized into net  investment  income over the terms of the  contracts.  The options are carried at amortized cost plus  intrinsic  value,  if any, at the  valuation  date.  An  option  has  intrinsic  value  if  it is  "in-the-money."  For  a  put  option  to be
                  "in-the-money,"  the  exercise  price  must be  greater  than the  value of the  underlying  index.  Changes  in intrinsic  value are  recorded  as a  component  of the change in annuity  and life  insurance  policy  reserves consistent with changes in the GMDB reserve.

E.       Cash Equivalents
         ----------------

                  The Company considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities  with active  markets are based on quoted market prices.  For fixed  maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Fair values of investments in mutual funds are based on quoted market prices.

                  The  intrinsic  value  portion of the  derivative  instrument  is  determined  based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates fair value due to the short-term nature of these investments.

                  The carrying value of short-term  borrowings  (cost)  approximates  fair value due to the  short-term  nature of these liabilities.

                  Fair values of certain  financial  instruments,  such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         G.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and reflected at the purchase  price of $6,000,000 less  accumulated  amortization.  The cost of the licenses is being amortized on a  straight-line  basis over 40 years.

         H.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with internal use software in accordance  with the American
                  Institute of Certified Public Accountants Statement of Position 98-1 ("SOP 98-1"),  "Accounting for the Costs of
                  Software  Developed or Obtained for Internal  Use.  The SOP,  which was adopted  prospectively  as of January 1,
                  1999,  requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software.  Prior to the adoption of SOP 98-1, the Company  expensed all internal use software  related costs as  incurred.  Details of the  capitalized  software  costs,  which are  included in fixed  assets,  and related amortization for the years ended December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $
                                                                             ------             -
                                                                                       -

                  Software costs capitalized during the year                  4,804
                                                                                               3,035

                  Software costs amortized during the year                      (512)           (115)
                                                                       ---      -----     ----  -----

                                                                              4,292
                                                                      -       -----
                                                                                               2,920
                                                                                               -----

                  Balance at end of year                                     $7,212
                                                                             ======
                                                                                              $2,920
                                                                                              ======

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return and combined state income tax return of an  upstream  company,  Skandia  AFS  Development  Holding  Corporation  and  certain  of its  subsidiaries.  In accordance  with the tax sharing  agreement,  the  federal and state  income tax  provisions  are  computed on a separate return basis as adjusted for consolidated items such as net operating loss carryforwards.

                  Deferred  income taxes  reflect the net tax effects of  temporary  differences  between the carrying  amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         J.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred annuity contracts  consist of charges against  contractowner  account values for mortality  and  expense  risks,  administration  fees,  surrender  charges  and an  annual  maintenance  fee per contract.  Benefit reserves for variable annuity contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues  for variable  immediate  annuity  contracts  with and without  life  contingencies  consist of certain charges against  contractowner  account values including  mortality and expense risks and  administration  fees.
                  Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for market value  adjusted  fixed  annuity  contracts  consist of separate  account  investment  income reduced by benefit  payments and changes in reserves in support of contractowner  obligations,  all of which are included in return  credited to  contractowners.  Benefit  reserves for these  contracts  represent  the account value of the contracts,  and are included in the general  account reserve for future  contractowner  benefits to the extent in excess of the separate account assets.

                  Revenues for immediate annuity contracts without life contingencies  consist of net investment income.  Revenues for immediate  annuity  contracts  with life  contingencies  consist of single  premium  payments  recognized as annuity  considerations  when  received.  Benefit  reserves  for these  contracts  are based on the  Society  of
                  Actuaries 1983 Table-a with assumed  interest rates that vary by issue year.  Assumed interest rates ranged from
                  6.25% to 8.25% at December 31, 2000 and 1999.

                  Revenues for variable life  insurance  contracts  consist of charges  against  contractowner  account values for mortality and expense risk fees, cost of insurance fees,  taxes and surrender  charges.  Certain  contracts also include  charges  against  premium to pay state premium  taxes.  Benefit  reserves for variable  life  insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

                                           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         K.       Deferred Acquisition Costs
                  --------------------------

                  The costs of  acquiring  new  business,  which  vary with and are  primarily  related to the  production  of new business, are being deferred, net of reinsurance.  These costs include commissions,  costs of contract issuance, and  certain  selling  expenses  that vary  with  production.  These  costs are  being  amortized  generally  in proportion  to expected  gross  profits from  surrender  charges,  policy and asset based fees and mortality and expense margins.  This amortization is adjusted  retrospectively and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                  Details of the  deferred  acquisition  costs and related  amortization  for the years ended  December 31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705          $721,507          $546,703
                                                                        ----------          --------          --------

                  Acquisition costs deferred during the year               495,103                             261,432
                                                                                             450,059

                  Acquisition costs amortized during the year             (184,616)          (83,861)          (86,628)
                                                                     ---  ---------      ------------         ---------

                                                                           310,487                             174,804
                                                                     ----  -------         ---                --------
                                                                                             366,198
                                                                                             -------

                  Balance at end of year                                $1,398,192        $1,087,705          $721,507
                                                                        ==========        ==========          ========

         L.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified co-insurance  arrangements.  These reinsurance arrangements provide additional  capacity  for growth in  supporting  the cash flow strain from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first half of 1999  and in  1998.  Under  this  reinsurance  agreement,  the  Company  ceded  premiums  of  $2,945,000  and
                  $5,144,000;  received  claim  reimbursements  of $242,000 and $9,000;  and,  recorded  increases/(decreases)  in reserves of ($2,763,000) and $323,000 in 1999 and 1998, respectively.

At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance agreements, the Company accrued $4,339,000 and $41,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         M.       Translation of Foreign Currency
                  -------------------------------

                  The  financial  position and results of  operations  of Skandia Vida are  measured  using local  currency as the functional  currency.  Assets and  liabilities  are  translated at the exchange rate in effect at each year-end.
                  Statements of income and shareholder's  equity accounts are translated at the average rate prevailing during the year.  Translation  adjustments  arising  from the use of  differing  exchange  rates from  period to period are reported as a component of other comprehensive income.

         N.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate Accounts are included as separate captions in the consolidated  statements of financial  condition.  Separate  Account  assets consist  principally of long term bonds,  investments in mutual funds,  short-term  securities  and cash and cash  equivalents,  all of which are  carried  at fair  value.  The investments are managed  predominately  through the Company's  investment advisory  affiliate,  American Skandia
                  Investment  Services,  Inc.  ("ASISI"),   utilizing  various  fund  managers  as  sub-advisors.   The  remaining
                  investments are managed by independent  investment  firms. The  contractowner  has the option of directing funds to a wide variety of mutual funds.  The  investment  risk on the variable  portion of a contract is borne by the contractowner.  A fixed  option  with a minimum  guaranteed  interest  rate is also  available.  The  Company is responsible for the credit risk associated with these investments.

                  Included in Separate Account  liabilities are reserves of  $1,059,987,000  and $896,205,000 at December 31, 2000
                  and 1999, respectively,  relating to annuity contracts for which the contractowner is guaranteed a fixed rate of
                  return.   Separate  Account  assets  of  $1,059,987,000   and  $896,205,000  at  December  31,  2000  and  1999,
                  respectively,  consisting of long term bonds, short-term securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity contracts, pursuant to state regulation.

         O.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with accounting  principles  generally  accepted in the
                  United States requires that management make estimates and assumptions  that affect the reported amount of assets and  liabilities  at the date of the  financial  statements  and the  reported  amounts of revenues and expenses during  the  reporting  period.  The  more  significant  estimates  and  assumptions  are  related  to  deferred acquisition costs and involve policy lapses,  investment return and maintenance  expenses.  Actual results could differ from those estimates.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                         (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                          2,957          (660)         88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                                1,276        (4,098)     2,889

            Foreign currency translation                                                               456        (22)
                                                                                    -------     ---------- -----------
                                                                                    (66)
                                                                                    ----

         Other comprehensive income (loss)                                             1,210        (3,642)      2,867
                                                                                   --------- --     ------- ---- -----

         Comprehensive income                                                       $66,027       $72,527     $37,634
                                                                                    =======       =======     =======

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                       82           148
                                                                               ------      --        ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

         The amortized cost, gross unrealized  gains/losses and estimated fair value of  available-for-sale  and  held-to-maturity fixed  maturities and  investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All securities held at December 31, 2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041              $4,445           $ (11)      $210,475

         Foreign government obligations                       2,791                 195                          2,986
                                                                                                -

         Obligations of state and political
            subdivisions                                        253                   1                            254
                                                                                                -

         Corporate securities                                72,237               1,565          (1,809)        71,993
                                                      ----   ------  --           -----          -------  ----  ------

             Totals                                        $281,322              $6,206         $(1,820)      $285,708
                                                           ========              ======         ========      ========

         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                      -----     -----  ------     -----

            Total                                            $281,322          $285,708
                                                             ========          ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                        (in thousands)                                            Available-for-Sale
                                                                                  ------------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                          $ 81,183             $ -           $(678)       $ 80,505

         Obligations of state and political
            subdivisions                                           253               -              (3)            250

         Corporate securities                                  121,859               -          (4,449)        117,410
                                                               -------               -          -------        -------

             Totals                                           $203,295             $ -         $(5,130)       $198,165
                                                              ========             ===         ========       ========

                        (in thousands)                                            Held-to-Maturity
                                                                                  ----------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                          $1,105               $ -              $ (1)      $1,104

         Corporate securities                                   2,255                -               (15)        2,240
                                                              -------                -               ----       ------

             Totals                                           $3,360               $ -              $(16)      $3,344
                                                              ======               ===              =====      ======

         Proceeds  from sales of fixed  maturities  during  2000,  1999 and 1998 were  $302,632,000,  $32,196,000,  and  $999,000, respectively.  Proceeds  from  maturities  during  2000,  1999 and 1998  were  $1,104,000,  $4,030,000,  and  $3,050,000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

     The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

         Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                        (153)           (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578            $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                               99               32          1,013
         Policy loans                                                             97               31              45
         Derivative instruments                                              (6,939)          (1,036)
                                                                             -------          -------
                                                                                                               -

         Total investment income                                            11,913            10,647          11,309

         Investment expenses                                                     257              206             179
                                                                         ------  ---    ------    ---      ------ ---

         Net investment income                                             $11,656           $10,441         $11,130
                                                                           =======           =======         =======

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                                          (10,904)     (14,230)
                                                                                  --       -     --------     -------
                                                                                 60,023
                                                                                 ------

         Total income tax expense                                                $30,779         $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items comprising the Company's  deferred tax balance as of December 31, 2000 and 1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                    ---------              ----  ---------        ----

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                              -                 3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                              -                   137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                             ($   8,949)
                                                                                    ===========
                                                                                                              $51,726
                                                                                                              =======

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was  different  from the amount  computed by  applying  the federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)        (2,523)      (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                  95,596      106,513         42,921

            Income tax rate                                                          35%             35%            35%
                                                                            -----    ---      ---    ---   ----     ---

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)        (9,085)
            Losses of foreign subsidiary                                                             883           880
                                                                                 889
            Meals and entertainment                                                                  664           487
                                                                                 841
            State income taxes                                                      (524)         1,071            673
            Other                                                                   3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                    $ 30,779       $ 30,344       $ 8,154
                                                                               ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American  Skandia  Information  Services  and  Technology  Corporation  ("ASIST"),  an  affiliated company.  The  Company  has also  charged  operating  costs to ASISI.  The total cost to the  Company for these items was
         $13,974,000,  $11,136,000,  and  $7,722,000 for the years ended December 31, 2000,  1999 and 1998,  respectively.  Income received for these items was  $11,186,000,  $3,919,000 and  $1,355,000  for the years ended  December 31, 2000,  1999 and
         1998, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment  firm where ASM serves as an introducing  broker  dealer.  Under this  agreement,  the expenses  reimbursed  were  $5,842,000  and $1,441,000 for the years ended December 31, 2000 and 1999. As of December 31,
         2000 and 1999, amounts receivable under this agreement were $492,000 and $245,000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

         In a series of  transactions  with ASI,  the Company  transferred  certain  rights to receive  future  fees and  contract charges expected to be realized on variable portions of designated blocks of deferred annuity contracts.

         The proceeds from the transfers have been recorded as a liability and are being  amortized  over the remaining  surrender charge period of the designated  contracts using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection with these transactions,  ASI issued  collateralized notes in private placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights transferred provide for ASI to receive a percentage (60%, 80% or
         100% depending on the  underlying  commission  option) of future  mortality and expense  charges and contingent  deferred sales charges,  after reinsurance,  expected to be realized over the remaining  surrender charge period of the designated contracts (6 to 8 years).

         Payments  representing  fees and charges in the aggregate amount of $219,454,000,  $131,420,000 and $69,226,000 were made by the Company to the Parent for the years  ended  December  31,  2000,  1999 and 1998,  respectively.  Related  interest expense of  $70,667,000,  $52,840,000  and  $22,978,000  has been included in the statement of income for the years ended
         December 31, 2000, 1999 and 1998, respectively.

         The  Commissioner  of the State of  Connecticut  has approved the  transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97         5/1/95  - 12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97         5/1/96  - 10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98         7/1/96  - 10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00         5/1/00  - 10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00         1/1/98  - 10/31/00       7.25%          107,139

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

         Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                             2006 and thereafter           154,812
                                                                                --         -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

         The Company  leases  office space under a lease  agreement  established  in 1989 with ASIST.  The Company  entered into a lease agreement for office space in Westminster,  Colorado,  effective  January 1, 2001. Lease expense for 2000, 1999 and
         1998 was  $6,593,000,  $5,003,000  and $3,588,000  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

         To comply with  certain  state  insurance  departments'  requirements,  the Company  maintains  cash,  bonds and notes on deposit with various  states.  The carrying value of these deposits  amounted to $4,636,000 and $4,868,000 as of December
         31, 2000, and 1999,  respectively.  These  deposits are required to be maintained  for the  protection of  contractowners within the individual states.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $342,804,000 and $286,385,000 at December 31, 2000 and 1999, respectively.

         The  statutory  basis net  income  for the year  ended  December  31,  2000 was  $11,550,000,  as  compared  to losses of
         $17,672,000 and $13,152,000 for the years ended December 31, 1999 and 1998, respectively.

         Under various state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department is subject to restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2000, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase the par value of its capital stock from
         $80 per share to $100 per share in order to comply with minimum  capital levels as required by the California  Department of Insurance.  This transaction  resulted in a corresponding  decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

         The National  Association of Insurance  Commissioners  ("NAIC") revised the Accounting Practices and Procedures Manual in a process  referred to as  Codification.  The State of  Connecticut  has adopted the  provisions  of the revised  manual, which is effective  January 1, 2001.  The revised manual has changed,  to some extent,  prescribed  statutory  accounting practices and will result in changes to the  accounting  practices  that the Company uses to prepare its  statutory-basis financial  statements.  The  adoption of the revised  accounting  practices  is not  expected to have a material  adverse effect on the Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

         The  Company  has a 401(k)  plan for which  substantially  all  employees  are  eligible.  Under this plan,  the  Company contributes  3% of salary for all  participating  employees and matches  employee  contributions  at a 50% level up to an additional 3% Company  contribution.  Company  contributions to this plan on behalf of the participants  were $3,734,000,
         $3,164,000 and $2,115,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company has a deferred  compensation  plan,  which is  available to the internal  field  marketing  staff and certain officers.  Company  contributions  to this plan on behalf of the  participants  were $399,000,  $193,000 and $342,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company and certain  affiliates  cooperatively  have a long-term  incentive  program under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program which benefits all employees  below the officer  level.  These  programs  consist of multiple  plans with new plans  instituted each year.  Generally,  participants  must remain  employed by the Company or its  affiliates  at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was  $31,632,000  and  $42,619,000  as of December 31, 2000 and 1999,  respectively.  Payments under these programs were $13,542,000, $4,079,000 and $2,407,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                      (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                              (53,224)                        (766)                      (4,561)
                                ---        --------           ------       -----           ---        -------
        Net                              $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                                1999
                                                                ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                              (36,681)                      (1,073)                       (257)
                                ---        --------             -        -------          ----         -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                                1998
                                                                ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                         362                             (9)
                                --        --------           -----         ---            ---------        ---
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL effective  January 1996.  During
         2000,  ceded premiums  received net of commission  expenses and reserve  adjustments  were  $10,360,000.  At December 31,
         2000, $6,109,000 was payable to SICL under this agreement.

         Such ceded  reinsurance does not relieve the Company of its obligations to  policyholders.  The Company remains liable to its  policyholders  for the portion  reinsured to the extent that any  reinsurer  does not meet its  obligations  assumed under the reinsurance agreements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December 31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%                                           -           -     1,387
                                                      -             -
         ---------------------------------
         February 18, 1994                   7.28%                         10,000         732         738         738
                                                      -
         ---------------------------------
         March 28, 1994                      7.90%                         10,000         794         801         801
                                                      -
         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%                              -           -       1,308       1,388
                                                           -
         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         ---------------------------------
         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

         Surplus notes for $10,000,000  dated February 18, 1994 and $10,000,000  dated March 28, 1994 were converted to additional paid-in  capital on  December  27,  2000.  A surplus  note for  $14,000,000  dated  December  28, 1994 was  converted  to additional paid-in capital on December 10, 1999.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain  conditions and require  approval by the Insurance  Commissioner of the State of  Connecticut.  At December 31, 2000 and 1999,  $15,816,000  and  $14,372,000,
         respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a $10,000,000  short-term  loan payable to ASI at December 31, 2000 and 1999 as part of a revolving  loan agreement.  The loan has an  interest  rate of 7.13% and matures on March 12,  2001.  The total  interest  expense to the
         Company was  $687,000,  $585,000  and $622,000 and for the years ended  December 31, 2000,  1999 and 1998,  respectively.
         Accrued interest payable was $222,000 and $197,000 as of December 31, 2000 and 1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99%  of  the  Company's  separate  account   liabilities  are  subject  to  discretionary   withdrawal  by
         contractowners  at market  value or with market  value  adjustment.  Separate  account  assets  which are carried at fair value are adequate to pay such withdrawals  which are generally  subject to surrender  charges ranging from 10% to 1% for contracts held less than 10 years.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

         In recent  years,  in order to complete the array of products  offered by the Company and its  affiliates  to meet a wide variety of financial  planning,  the Company developed the variable life insurance and qualified  retirement plan annuity products.  Assets under  management  and sales for the products other than variable  annuities have not been  significant enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an Enterprise and
         Related Information."

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

        (in thousands)                                                       Three months Ended

                                                            March 31          June 30 September 30     December 31
                                                            --------          ------- ------------     -----------
                          2000
                          ----
        Premiums and other insurance
           revenues                                        $137,255        $139,317          $147,923         $136,159
        Net investment income                                 2,876                                                966
                                                                    3,628             4,186
        Net realized capital gains (losses)                     729         (1,436)            (858)               877
                                                  -------       ---    ---  -------   -----    ----    -------     ---
        Total revenues                                      140,860          141,509           151,251         138,002
        Benefits and expenses                               106,641          121,356           137,514         110,515
                                                            -------         --------          --------         -------
        Pre-tax net income                                   34,219            20,153                           27,487
                                                                                      13,737
        Income taxes                                         10,038                                             12,349
                                                  --         ------          ----              ----    --       ------
                                                                    5,225             3,167
                                                                    -----             -----
        Net income                                          $24,181          $14,928           $10,570         $15,138
                                                            =======          =======           =======         =======

                          1999
                          ----
        Premiums and other insurance
           revenues                                          $78,509         $88,435           $97,955        $111,443
        Net investment income                                  2,654             2,842                           2,210
                                                                                       2,735
        Net realized capital gains                               295                                                52
                                                  -------        ---         ---------        -------- ---------    --
                                                                     25                206
                                                                     --                ---
        Total revenues                                        81,458           91,302          100,896         113,705
        Benefits and expenses                                 64,204           67,803                           77,244
                                                  --          ------         --------         ---      --       ------
                                                                                       71,597
                                                                                       ------
        Pre-tax net income                                    17,254           23,499                           36,461
                                                                                       29,299
        Income taxes                                           3,844             7,142                          11,460
                                                  -----        -----        ----------        -----    --       ------
                                                                                       7,898
                                                                                       -----
        Net income                                          $ 13,410        $ 16,357          $ 21,401        $ 25,001
                                                            ========        ========          ========        ========

                          1998
                          ----
        Premiums and other insurance
           revenues                                          $50,593         $57,946          $62,445          $67,327
        Net investment income                                  3,262             2,410                           2,989
                                                                                       2,469
        Net realized capital gains (losses)                      156                              (46)
                                                  -------        ---        ----------     -----------
                                                                     13                                      (24)
                                                                     --                                      ----
        Total revenues                                        54,011           60,369           64,868          70,292
        Benefits and expenses                                 46,764           42,220           48,471          69,164
                                                  --          ------                          --------        - ------
        Pre-tax net income                                     7,247           18,149           16,397           1,128
        Income taxes                                           1,175             4,174
                                                  ----         -----                          ----
                                                                                       2,223                       582
                                                                                       -----                       ---
        Net income                                            $6,072         $13,975          $14,174            $ 546
                                                              ======         =======          =======            =====

B-7

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2001 are shown below.  All or some of these  Sub-accounts were available during the periods shown as investment  options for other variable  annuities we offer pursuant  to  different  prospectuses.  The  Insurance  Charge  assessed  against  the  Sub-accounts  under the terms of those other variable  annuities  are the same as the charges  assessed  against such  Sub-accounts  under the Annuity  offered  pursuant to this
Prospectus.

         Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the Class 1  Sub-accounts  of Separate  Account B that commenced  operations  prior to January 1, 2001 and are being offered pursuant to this  Prospectus or which we offer pursuant to certain other  prospectuses;  and (b) the number of Units  outstanding in each  such  Sub-account  as of the  dates  shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular  calendar year, the Unit Price as of the end of the period reflects only the partial year results from the  commencement of operations  until December 31st of the applicable  year.
The  portfolios  in  which a  particular  Sub-account  invests  may or may not have  commenced  operations  prior  to the date  such
Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
-----------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Founders
Passport (1)
(1994)
Unit Price                    $16.12       23.45      12.54      11.46      11.39       10.23          -          -         -        -
Number of Units           16,245,805   8,818,599  9,207,623  9,988,104  9,922,698   2,601,283          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Scudder Japan (2)
(2000)
Unit Price                     $8.25           -          -          -          -           -          -          -         -        -
Number of Units               84,394           -          -          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Strong
International Equity
(3)
(1989)                        $31.88       43.99      27.18      22.95      19.70       18.23      16.80      16.60     12.37    13.69
Unit Price                19,112,622  16,903,883 17,748,560 17,534,233 17,220,688  14,393,137 14,043,215  9,063,464 1,948,773 1,092,902
Number of Units
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                    $17.92       21.66      13.30      11.35          -           -          -          -         -        -
Number of Units           17,007,352   6,855,601  5,670,336  2,857,188          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity
(1999)
Unit Price                    $10.08       11.01          -          -          -           -          -          -         -        -
Number of Units            2,803,013     116,756          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (5)
(1994)
Unit Price                    $21.51       42.08      17.64      17.28      16.54       13.97      10.69          -         -        -
Number of Units           25,535,093  32,134,969 15,003,001 14,662,728 12,282,211   6,076,373  2,575,105          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST DeAm Small-
Cap Growth (6)
(1999)
Unit Price                    $11.98       15.37          -          -          -           -          -          -         -        -
Number of Units           63,621,279  53,349,003          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth (2)
(2000)
Unit Price                     $9.08           -          -          -          -           -          -          -         -        -
Number of Units              196,575           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value (7)
(1998)
Unit Price                    $13.95       10.57       9.85          -          -           -          -          -         -        -
Number of Units           15,193,053   6,597,544  4,081,870          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value (8)
(1997)
Unit Price                    $13.35       11.11      11.20      12.70          -           -          -          -         -        -
Number of Units           23,298,524  21,340,168 24,700,211 14,612,510          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth (9)
(2000)
Unit Price                     $6.58           -          -          -          -           -          -          -         -        -
Number of Units            9,426,102           -          -          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Growth (10)
(1994)
Unit Price                    $25.90       28.58      19.15      16.10      13.99       12.20       9.94          -         -        -
Number of Units           26,517,850  13,460,525 13,389,289 11,293,799  9,563,858   3,658,836    301,267          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Value (11)
(1993)
Unit Price                    $21.09       16.78      16.10      16.72      13.41       12.20       9.81      10.69         -        -
Number of Units           44,558,699  37,864,586 16,410,121 11,745,440  9,062,152   8,642,186  7,177,232  5,390,887         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth
(2000)
Unit Price                     $6.74           -          -          -          -           -          -          -         -        -
Number of Units           28,229,631           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value (2)
(2000)
Unit Price                    $10.06           -          -          -          -           -          -          -         -        -
Number of Units            1,273,094           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Kinetics
Internet (2)
(2000)
Unit Price                     $8.01           -          -          -          -           -          -          -         -        -
Number of Units              116,363           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                    $19.86       15.88      12.57      14.46      14.19       11.01          -          -         -        -
Number of Units            6,520,983   6,201,327  5,697,453  7,550,076  6,061,852     808,605          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth (12)
(1996)
Unit Price                    $17.38       20.44      15.48      12.33      10.89           -          -          -         -        -
Number of Units           25,796,792  17,059,819 19,009,242 18,736,994  4,324,161           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                    $10.38       11.27          -          -          -           -          -          -         -        -
Number of Units            7,515,486     409,467          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                    $17.81       21.06      14.00      10.03          -           -          -          -         -        -
Number of Units           94,627,691  78,684,943 40,757,449    714,309          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                    $41.14       60.44      39.54      23.83      18.79       14.85      10.91      11.59     10.51        -
Number of Units           99,250,773  94,850,623 80,631,598 62,486,302 46,779,164  28,662,737 22,354,170 13,603,637 1,476,139        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Strategic
Value (2)
(2000)
Unit Price                     $9.82           -          -          -          -           -          -          -         -        -
Number of Units              586,058           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                    $10.39        8.35       8.28          -          -           -          -          -         -        -
Number of Units           11,891,188   6,224,365  3,771,461          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 (13)
(1998)
Unit Price                    $13.55       15.08      12.61          -          -           -          -          -         -        -
Number of Units           48,835,089  39,825,951 22,421,754          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth (14)
(1997)
Unit Price                    $14.24       16.19      13.35      12.06          -           -          -          -         -        -
Number of Units           32,388,202  21,361,995 13,845,190  9,523,815          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income (15)
(1992)
Unit Price                    $28.72       27.60      24.11      21.74      17.79       15.22      11.98      11.88     10.60        -
Number of Units           53,536,296  52,766,579 47,979,349 42,197,002 28,937,085  18,411,759  7,479,449  4,058,228   956,949        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth with
Income
(1999)
Unit Price                    $10.36       10.49          -          -          -           -          -          -         -        -
Number of Units            6,937,627     741,323          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                    $22.01       21.31      19.34      17.31      14.23       12.33       9.61          -         -        -
Number of Units           50,171,495  46,660,160 40,994,187 33,420,274 23,592,226  13,883,712  6,633,333          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST AIM Balanced (16)
(1993)
Unit Price                    $19.98       21.19      17.78      15.98      13.70       12.49      10.34      10.47         -        -
Number of Units           30,290,413  23,102,272 22,634,344 22,109,373 20,691,852  20,163,848 13,986,604  8,743,758         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                    $14.23       14.90      13.37      11.18          -           -          -          -         -        -
Number of Units           14,498,180  13,944,535  6,714,065  2,560,866          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                    $19.33       19.70      18.12      15.53      13.30       11.92       9.80          -         -        -
Number of Units           19,704,198  22,002,028 18,469,315 13,524,781  8,863,840   4,868,956  2,320,063          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond (17)
(1994)
Unit Price                    $10.49       10.69      11.82      10.45      10.98       10.51       9.59          -         -        -
Number of Units           11,219,503  12,533,037 12,007,692 12,089,872  8,667,712   4,186,695  1,562,364          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                    $12.80       14.38      14.30      14.13      12.62       11.27       9.56          -         -        -
Number of Units           36,914,825  41,588,401 40,170,144 29,663,242 15,460,522   6,915,158  2,106,791          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture (2)
(2000)
Unit Price                    $10.12           -          -          -          -           -          -          -         -        -
Number of Units              650,253           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                    $14.40       13.09      13.43      12.44      11.48       11.26       9.61          -         -        -
Number of Units           82,545,240  73,530,507 64,224,618 44,098,036 29,921,643  19,061,840  4,577,708          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                    $12.79       11.96      11.73      11.26      10.62       10.37          -          -         -        -
Number of Units           31,046,956  32,560,943 28,863,932 25,008,310 18,894,375  15,058,644          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                    $12.94       12.38      12.00      11.57      11.16       10.77      10.35      10.12     10.01        -
Number of Units          172,493,206 187,609,708 75,855,442 66,869,998 42,435,169  30,564,442 27,491,389 11,422,783   457,872        -

The Montgomery
Variable Series - MV
Emerging Markets
(1996)
Unit Price                     $7.09       10.06       6.19      10.05      10.25           -          -          -         -        -
Number of Units           12,899,472  12,060,036 10,534,383 10,371,104  2,360,940           -          -          -         -        -

Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                    $10.05        9.96          -          -          -           -          -          -         -        -
Number of Units              502,986     136,006          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                     $9.56        9.17       9.53         -           -          -          -           -         -        -
Number of Units            4,442,888   2,826,839  1,148,849         -           -          -          -           -         -        -

INVESCO VIF -
Technology
(1999)
Unit Price                    $12.48       16.52          -          -          -           -          -          -         -        -
Number of Units           29,491,113   4,622,242          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                    $14.59       11.34          -          -          -           -          -          -         -        -
Number of Units           19,381,405     786,518          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                    $14.04       11.41          -          -          -           -          -          -         -        -
Number of Units           14,091,636     759,104          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                    $11.05       15.17          -          -          -           -          -          -         -        -
Number of Units           17,856,118   4,184,526          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                    $13.23       13.91          -          -          -           -          -          -         -        -
Number of Units           11,409,827   2,022,585          -          -          -           -          -          -         -        -

---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                          2000       1999        1998        1997         1996       1995        1994       1993      1992      1991
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Omega
(2000)
Unit Price                   $7.98          -          -             -          -           -          -          -         -         -
Number of Units          1,637,475          -          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Equity
Index
(2000)
Unit Price                   $9.47          -          -             -          -           -          -          -         -         -
Number of Units            302,954          -          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Foundation
(2000)
Unit Price                   $9.65          -          -             -          -           -          -          -         -         -
Number of Units            755,890          -          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Global
Leaders
(1999)
Unit Price                  $10.55      11.72          -             -          -           -          -          -         -         -
Number of Units            887,758     23,100          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                 $11.01       12.19          -             -          -           -          -          -         -         -
Number of Units         1,731,145     152,341          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Capital Growth
(2000)
Unit Price                 $12.35           -          -             -          -           -          -          -         -         -
Number of Units           268,886           -          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Blue
Chip
(2000)
Unit Price                  $8.99           -          -             -          -           -          -          -         -         -
Number of Units           351,338           -          -             -          -           -          -          -         -         -

ProFund VP -
Europe 30
(1999)
Unit Price                    $10.52       12.24          -          -          -           -          -          -         -        -
Number of Units            2,327,562     273,963          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap (18)
(1999)
Unit Price                     $9.18       11.96          -          -          -           -          -          -         -        -
Number of Units            3,258,574     813,904          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                     $6.19       23.58          -          -          -           -          -          -         -        -
Number of Units           17,597,528   2,906,024          -          -          -           -          -          -         -        -

First Trust(R)10
Uncommon Values (19)
(2000)
Unit Price                     $7.43           -          -          -          -           -          -          -         -        -
Number of Units            2,690,435           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

1.       Effective  October 15, 1996,  Founders Asset  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 15,
     1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small Cap
     Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective December 10, 2001, Strong Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the  Portfolio  then named "AST AIM  International  Equity."
     Between October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman  Henderson  Co. served as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Equity Portfolio."
4.       Effective May 1, 2000, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  of the  Portfolio,  then  named  "AST T.  Rowe  Price
     International Equity Portfolio."
5.       Effective December 31, 1998, Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001,  Scudder Kemper  Investments,  Inc. served as Sub-advisor of the Portfolio,  then named "AST
     Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
9.       This Portfolio was first offered as a Sub-account on May 1, 2000.
10.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
17.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      This Portfolio was first offered as a Sub-account on July 3, 2000.

                                                                C-2
                                        APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial  Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example assumes that  there is one Owner  who is age 50 on the Issue  Date and that all  Account  Value is  maintained  in the  variable  investment options.

NOTE:  The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals, or Account  Value  less the amount of any  Credits  applied  within  12-months  prior to the date of death,  which ever is  greater.
Therefore,  the basic Death Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments  reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death,  the  Account  Value is  $45,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus  proportional withdrawals,  or Account Value less the amount of any Credits  applied within  12-months  prior to the date of death,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional Death Benefit is
equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
         Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000 initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each  example  assumes  that there is one
Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary Value at the end of any previous period is $72,000.  The
Death Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value generally  increased until the fifth  anniversary but generally has been decreasing  since the fifth  contract  anniversary.  On the date we receive due proof of death,  the Account  Value is  $48,000.  The Highest  Anniversary
Value at the end of any previous  period is $54,000.  The Death Benefit  would be the sum of prior  Purchase  Payments  increased by
5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account Value  increased  significantly  during the first six years  following the Issue Date. On the sixth anniversary  date the Account  Value is  $90,000.  During the seventh  Annuity  Year,  the  Account  Value  increases  to as high as
$100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death Benefit would be the Highest
Anniversary Value at the end of any previous period ($90,000),  which occurred on the sixth anniversary,  although the Account Value was higher  during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

D-3

                                         APPENDIX D - Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included as an Appendix to this  Prospectus to help you  understand  the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions of the
Federal securities laws regarding accuracy and completeness.
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The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your  Annuity  as of the date we  receive  due proof of death,  subject  to certain  adjustments,  restrictions  and  limitations described below.

ELIGIBILITY
The Plus40(TM)rider may be purchased as a rider on your  Annuity.  The Rider must cover those  persons upon whose death the Annuity's death benefit  becomes payable - the Annuity's  owner or owners,  or the Annuitant (in the case of an entity owned Annuity).  If the
Annuity has two Owners,  the Rider's death  benefit is payable upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase the Plus40(TM)rider is 40; the maximum  allowable age is 75. If the Rider is purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available to purchasers  who use their
Annuity as a funding  vehicle for a Tax  Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section
401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the  effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your  Annuity),  the death  benefit will be limited to the amount of any charges paid for the Rider while it was in effect.
         While we will return the charges you have paid during the  applicable  period as the death benefit,  your  Beneficiary(ies)
         will receive no  additional  life  insurance  benefit from the Plus40(TM)rider if you die within 24 months of its  effective
                          ----------
         date.

|X|      If you make a Purchase  Payment  within 24 months  prior to the date of death,  the  Account  Value used to  determine  the amount of the death  benefit  will be reduced by the amount of such  Purchase  Payment(s).  If we reduce the death  benefit payable  under the Plus40(TM)rider based on this  provision,  we will return 50% of any charges  paid for the Rider based on those Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply Credits to your Annuity based on Purchase  Payments,  such Credits are treated as Account Value for purposes of determining  the death  benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced by the amount of such  Credits.  If we reduce the death  benefit  payable  under the Plus40(TM)rider based on this  provision,  we will  return 50% of any  charges  paid for the Rider  based on such  Credits as an  additional  amount included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as  defined in the Rider)  and elect to  receive a portion  of the  Plus40(TM)rider's  death benefit  under the  Accelerated  Death Benefit  provision,  the amount that will be payable under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If  charges  for the  Plus40(TM)rider are due and are  unpaid as of the date the death  benefit  is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the Plus40(TM)rider is  misstated,  we will adjust any coverage  under the Rider to conform to the facts. For example,  if, due to the  misstatement,  we overcharged you for coverage under the Rider, we will add any  additional  charges  paid to the  amount  payable  to  your  Beneficiary(ies).  If,  due to the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death benefit in proportion to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|

     On or after an Owner reaches the expiry date of the Rider (the anniversary of the Annuity's Issue Date on or immediately  after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following  the expiry date. If there are two Owners,  the expiry date  applies  separately  to each Owner;  therefore,  coverage  may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death  Benefit  Amount  based on the  Purchase  Payments  applied to your  Annuity.  The
Plus40(TM)rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts  paid under any annuity  contract we
                                                                                                             ---
issue to you under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum  Death  Benefit  Amount is 100% of the Purchase  Payments  increasing  at 5% per year  following  the date each
             -------------------------------
         Purchase  Payment is applied to the  Annuity  until the date of death.  If  Purchase  Payments  are  applied to the Annuity within 24 months prior to the date of death,  the Maximum Death Benefit  Amount is decreased by the amount of such Purchase
         Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments  applied to any such annuity  contracts more than 24 months from
             ------------------------
         the date of death that  exceed  $1,000,000.  If you make  Purchase  Payments  in excess of  $1,000,000,  we will reduce the aggregate death benefit  payable under all Plus40(TM)riders,  or similar riders issued by us, based on the combined amount of
         Purchase  Payments in excess of $1,000,000  multiplied by 40%. If the Per Life Maximum Benefit applies,  we will reduce the amount  payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit  applies upon your death,  we will return any excess  charges that you paid on the portion of your  Account  Value on which no benefit is payable.  The Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill,  you may request  that a portion of the death  benefit  payable  under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time, lump sum payment.  Our  requirements  include proof  satisfactory to us, in writing,  of terminal illness after the
Rider's Effective Date.

The maximum we will pay,  before any  reduction,  is the lesser of 50% of the Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility for an accelerated  payout of a portion of your Plus40(TM)rider death benefit may be more restrictive than any  medically-related  waiver provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The Plus40(TM)rider has a current  charge and a guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained age,  last birthday of the Owner(s) or Annuitant (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current charge,  at any time,  subject to regulatory  approval where  required.  If there are two Owners,  we calculate  the current  charge that  applies to each Owner  individually  and deduct the combined  amount as the charge for the Rider.  There is no charge  based on a person's  life after  coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and  coverage  will  continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the Plus40(TM)rider may also be subject to a guaranteed  maximum  charge that will apply if the current  charge,  when applied to the Account  Value,  exceeds the  guaranteed  maximum  charge.  The  guaranteed  maximum  charge is based on a charge per
$1,000 of insurance.

We determine the charge for the Rider annually,  in arrears.  We deduct the charge:  (1) upon your death; (2) on each anniversary of the Issue  Date;  (3) on the date that you begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you  choose to  terminate  the  Rider.  If the Rider  terminates  for any of the  preceding reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge will be  prorated.  During the first year after the  Annuity's  Issue Date,  the charge will be prorated  from the Issue Date.  In all  subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a redemption  from your  Annuity's  Account Value or through funds other than those within the Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual charge from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your Annuity's  Account Value,  the withdrawal  will be treated as a taxable  distribution,  and will  generally  be  subject  to  ordinary  income  tax on the  amount of any  investment  gain withdrawn.  If you are under age 59 1/2,  the  distribution  may also be subject to a 10%  penalty on any gain  withdrawn,  in addition to  ordinary  income  taxes.  We first  deduct the amount of the charge  pro-rata  from the  Account  Value in the variable  investment  options.  We only  deduct the  charge  pro-rata  from the Fixed  Allocations  to the extent  there is insufficient Account Value in the variable investment options to pay the charge.

|X|      If you elect to pay the  charge  through  funds  other  than  those from your  Annuity,  we  require  that  payment be made electronically in U.S. currency through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds and  payment  has not been  received  within 31 days from the due date,  we will  deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will terminate  automatically  on the date your Account Value is applied to begin receiving annuity  payments,  on the date you  surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date.  We may also  terminate  the Plus40(TM)rider,  if  necessary,  to comply  with our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in  ownership  and  annuitant  designations  under the Annuity may result in changes in  eligibility  and charges  under the
Plus40(TM)rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead of taking the  Annuity's  Death  Benefit.  However, regardless  of whether a spousal  beneficiary  assumes  ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the
Plus40(TM)rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit proceeds for any other  purpose.  Certain  restrictions  may apply to an Annuity that is used as a qualified  investment.  Spousal  beneficiaries may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account  Value,  as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The  Plus40(TM)rider  was  designed  to  qualify  as a life  insurance  contract  under  the  Code.  As life  insurance,  under  most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an Individual  Retirement  Annuity (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since  premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent  permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

1.

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS FUSI ASXT II FOUR-PROS (01/2002).
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

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                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

                                              (This page is intentionally left blank.)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company Act of 1940.  The fixed  investment  options  ("Fixed  Allocations")  under the
Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed  Allocations are maintained in
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE ACCOUNT D, a non-unitized  separate account,  and are registered solely under the Securities Act of 1933.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

   APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
     Variable Account B (Class 1 Sub-accounts)...........................................................................26

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THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION,  P.O. BOX 883,  SHELTON,  CONNECTICUT  06484, OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  January 23, 2002                               Date of Statement of Additional Information:  January 23, 2002
FUSI ASXTII-Four - SAI (01/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc.  ("ASI").  ASI's indirect parent is Skandia  Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies  whose  predecessor  commenced  operations  in 1855.  Skandia  Insurance  Company Ltd. is a major  worldwide  insurance company operating from Stockholm, Sweden which owns and controls,  directly or through subsidiary companies,  numerous insurance and related  companies.  We are organized as a Connecticut  stock life insurance  company,  and are subject to Connecticut law governing insurance  companies.  We are  licensed  to sell  insurance  products  in each of the fifty  states of the  United  States,  and the
District of Columbia.  Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts)

American Skandia Life Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits  that vary  according to the  investment  performance  of the  Portfolios  offered as  Sub-accounts  of Separate
Account B. The  Sub-accounts  offered  pursuant to this  Prospectus are all Class 1 Sub-accounts  of Separate  Account B. Each class of  Sub-accounts  of Separate  Account B has a different  level of charges  assessed  against such  Sub-accounts.  Each  Sub-account invests  exclusively  in an  underlying  mutual fund or a portfolio of an underlying  mutual fund.  The  underlying  mutual funds or portfolios  of  underlying  mutual  funds  are  referred  to as the  Portfolios.  You will  find  additional  information  about the
Portfolios in the prospectuses for the underlying mutual funds.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as applicable.  We do not guarantee  the  investment  results of any  Sub-account.  You bear the entire  investment  risk.  There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the investment  objectives,  policies,  costs and management of the Portfolios are found in the prospectuses and statements of additional  information for the Portfolios.  Also included in such information is the investment policy of each Portfolio  regarding the  acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee  that any
Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address  the  matching  of the  durations  of the assets  with the durations of  obligations  supported by such assets.  We believe  these  matching  requirements  are designed to control an insurer's  ability to risk investing in long-term  assets to support short term interest rate  guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described in the Prospectus and Statement of Additional  Information.  American  Skandia Life Assurance  Corporation
and American Skandia  Investment  Services,  Incorporated  ("ASISI"),  the investment manager of American Skandia Trust and American
Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American  Skandia  Information  Services and Technology
Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to
American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2000: $355,445,427;  1999: $296,723,325;  1998:
$184,371,068.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and the Statement of Additional  Information.  At the beginning of the seven day period, the hypothetical  contract had a balance of one
Unit. The current and effective  yields reflect the recurring  asset-based  charge  deducted  against the  Sub-account.  Please note that current and  effective  yield  information  will  fluctuate.  This  information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with  investment  companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                         4.64%                              4.74%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance  Fee are deducted and that the Annuity is surrendered at the end of the  applicable  period,  meaning that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also deducted.  "Standard  Total  Return"  figures do not take into  consideration  any  Credits.  "Non-standard  Total  Return"  figures include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.  "Non-standard  Total Return" figures may be used that do not reflect all fees and charges.  In  particular,  they may assume no redemption  at the end of the  applicable period so that the  Contingent  Deferred Sales Charge does not apply.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns.  Standard and  Non-standard  Total Returns will not reflect  charges that apply to either  Optional Death
Benefit.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Some of the  Portfolios  existed prior to the inception of these  Sub-accounts.  Performance  quoted in  advertising  regarding such
Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial  offering of the
Annuities,  or periods  during which the  Portfolios  have been in  existence,  but the  Sub-accounts  have not.  Such  hypothetical performance  is  calculated  using  the  same  assumptions  employed  in  calculating  actual  performance  since  inception  of the
Sub-accounts.  Hypothetical  historical  performance  of the  underlying  mutual  fund  portfolios  prior  to the  existence  of the
Sub-accounts may only be presented as Non-Standard Total Returns.

Non-standard  Total Returns  reflect the addition of Credits.  The  Non-standard  Total Return  numbers  provided may assume Credits equal to 1.5%,  4.0% or 5.0%,  respectively,  of Purchase  Payments.  The amount of the Credit  applicable is described in detail in the "How Do I Receive  Credits?"  section of the  Prospectus.  The  percentage of the Credit  depends on the age and the  cumulative amount of Purchase  Payments  received.  In  addition,  the amount of the Credits may be deducted  from the amount  payable at death under  limited  circumstances  (see "Death  Benefit").  The impact of Credits on Total  Return is  particularly  pronounced  for the shorter  durations  for which Total Return is measured,  such as one and three years.  You should take this into  considerations  in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of June 30,
2001. The  "inception-to-date"  figures shown below are based on the inception date of the Portfolio.  "N/A" means "not  applicable"
and indicates  that the Portfolio was not in operation for the  applicable  period.  Any  performance  of such  Portfolios  prior to inception  of a  Sub-account  is  provided  by the  underlying  mutual  funds.  The  Total  Return  for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- ---------------------------------------------------
                                               Standard Total Return                               Non-Standard Total Return
                                 -------------------------------------------------- -- ---------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.5% Credit)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport              -41.70    -8.22     -2.67      N/A       0.35         -40.70    -7.71     -2.36      N/A      0.59
AST Scudder Japan                  -46.84     N/A       N/A       N/A      -51.45        -45.91     N/A       N/A       N/A     -50.72
AST Strong International Equity    -32.37    -6.90      3.00      5.94      7.23         -31.23    -6.39      3.33     6.09      7.35
AST American Century               -36.83    -4.18      N/A       N/A       3.92         -35.76    -3.66      N/A       N/A      4.24
  International Growth
AST MFS Global Equity              -19.78     N/A       N/A       N/A       -9.20        -18.45     N/A       N/A       N/A      -8.52
AST PBHG Small-Cap Growth          -16.33     1.25      2.41      N/A       8.61         -14.95     1.79      2.74      N/A      8.82
AST DeAm Small-Cap Growth          -37.97     N/A       N/A       N/A       -8.80        -36.91     N/A       N/A       N/A      -8.29
AST Federated Aggressive Growth    -30.27     N/A       N/A       N/A      -32.67        -29.09     N/A       N/A       N/A     -31.71
AST Goldman Sachs Small-Cap         -0.19    13.11      N/A       N/A       9.24          1.44     13.71      N/A       N/A      9.68
  Value
AST Gabelli Small-Cap Value         -3.08     5.37      N/A       N/A       5.95         -1.49      5.93      N/A       N/A      6.28
AST Janus Mid-Cap Growth           -49.54     N/A       N/A       N/A      -51.17        -48.66     N/A       N/A       N/A     -50.61
AST NB Mid-Cap Growth              -35.37    -3.33      5.08      N/A       8.91         -34.27    -2.81      5.41      N/A      9.14
AST NB Mid-Cap Value               -12.93     5.23      7.41      N/A       8.37         -11.50     5.80      7.74      N/A      8.56
AST Alger All-Cap Growth           -26.38     N/A       N/A       N/A      -31.14        -25.15     N/A       N/A       N/A     -30.54
AST Gabelli All-Cap Value          -12.10     N/A       N/A       N/A       -9.77        -10.65     N/A       N/A       N/A      -8.52
AST Kinetics Internet               -5.66     N/A       N/A       N/A      -22.51        -4.11      N/A       N/A       N/A     -21.42
AST T. Rowe Price Natural           -9.26    13.98      5.65      N/A       10.23        -7.77     14.57      5.98      N/A      10.48
  Resources
AST Alliance Growth                -24.46    -4.98      4.88      N/A       6.08         -23.20    -4.46      5.21      N/A      6.37
AST MFS Growth                     -31.32     N/A       N/A       N/A      -14.07        -30.16     N/A       N/A       N/A     -13.42
AST Marsico Capital Growth         -31.35    -3.62      N/A       N/A       6.77         -30.19    -3.09      N/A       N/A      7.19
AST JanCap Growth                  -41.16    -14.97     6.98      N/A       11.72        -40.15    -14.49     7.32      N/A      11.90
AST Janus Strategic Value          -15.40     N/A       N/A       N/A      -14.56        -14.01     N/A       N/A       N/A     -13.37
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A      -12.25         N/A       N/A       N/A       N/A     -10.80
  Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -8.09         N/A       N/A       N/A       N/A      -6.58
AST Cohen & Steers Realty           -7.14     5.83      N/A       N/A       -0.85        -5.62      6.39      N/A       N/A      -0.44
AST Sanford Bernstein Managed      -19.82    -4.64      N/A       N/A       2.77         -18.49    -4.12      N/A       N/A      3.18
  Index 500
AST American Century Income &      -18.27    -4.30      N/A       N/A       3.93         -16.91    -3.77      N/A       N/A      4.26
  Growth
AST Alliance Growth and Income     -10.42     2.66      8.59      N/A       11.26        -8.95      3.21      8.93      N/A      11.43
AST MFS Growth with Income         -25.19     N/A       N/A       N/A      -10.77        -23.94     N/A       N/A       N/A     -10.10
AST INVESCO Equity Income          -18.42    -2.08      5.71      N/A       8.61         -17.06    -1.55      6.04      N/A      8.82
AST AIM Balanced                   -21.52    -3.76      3.64      N/A       6.53         -20.21    -3.24      3.97      N/A      6.72
AST American Century Strategic     -13.70    -2.64      N/A       N/A       5.01         -12.27    -2.11      N/A       N/A      5.34
  Balanced
AST T. Rowe Price Asset            -14.67    -2.91      5.24      N/A       7.38         -13.27    -2.39      5.58      N/A      7.59
Allocation
AST T. Rowe Price Global Bond       -7.33    -6.72     -2.20      N/A       0.23         -5.81     -6.21     -1.88      N/A      0.43
AST Federated High Yield            -9.81    -7.25     -1.45      N/A       2.51         -8.33     -6.74     -1.14      N/A      2.70
AST Lord Abbett Bond-Debenture      -6.96     N/A       N/A       N/A       -4.83        -5.43      N/A       N/A       N/A      -3.53
AST PIMCO Total Return Bond         -1.21     2.11      4.95      N/A       5.20          0.40      2.66      5.28      N/A      5.40
AST PIMCO Limited Maturity          -2.09     2.39      3.85      N/A       4.09         -0.50      2.94      4.18      N/A      4.33
  Bond

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
MV Emerging Markets                -16.81    -1.22     -10.87     N/A       -8.94        -15.44    -0.69     -10.57     N/A      -8.67

WFVT Equity Income                 -15.29     N/A       N/A       N/A       -6.84        -13.89     N/A       N/A       N/A      -6.16

INVESCO VIF Technology             -55.11     N/A       N/A       N/A      -21.86        -54.31     N/A       N/A       N/A     -21.25
INVESCO VIF Health Sciences        -22.35     N/A       N/A       N/A       7.45         -21.06     N/A       N/A       N/A      8.23
INVESCO VIF Financial Services     -19.69     N/A       N/A       N/A       7.01         -18.36     N/A       N/A       N/A      7.79
INVESCO VIF                        -63.18     N/A       N/A       N/A      -32.88        -62.50     N/A       N/A       N/A     -32.33
  Telecommunications
INVESCO VIF Dynamics               -40.64     N/A       N/A       N/A       -9.00        -39.62     N/A       N/A       N/A      -8.32

Evergreen VA Omega                 -24.53     N/A       N/A       N/A      -24.83        -23.27     N/A       N/A       N/A     -24.15
Evergreen VA Equity Index          -21.75     N/A       N/A       N/A      -15.03        -20.45     N/A       N/A       N/A     -14.28
Evergreen VA Foundation            -18.39     N/A       N/A       N/A      -12.15        -17.04     N/A       N/A       N/A     -11.38
Evergreen VA Global Leaders        -23.18     N/A       N/A       N/A       -8.90        -21.90     N/A       N/A       N/A      -8.22
Evergreen VA Special Equity        -17.94     N/A       N/A       N/A       -4.12        -16.58     N/A       N/A       N/A      -3.41
Evergreen VA Capital Growth        -22.72     N/A       N/A       N/A       -1.38        -21.43     N/A       N/A       N/A      -0.53
Evergreen VA Blue Chip             -26.32     N/A       N/A       N/A      -22.97        -25.09     N/A       N/A       N/A     -22.17
Evergreen VA International Growth    N/A      N/A       N/A       N/A      -15.56         N/A       N/A       N/A       N/A     -14.17

ProFund VP Europe 30               -33.72     N/A       N/A       N/A      -14.86        -32.60     N/A       N/A       N/A     -14.21
ProFund VP UltraSmall-Cap          -17.45     N/A       N/A       N/A      -12.20        -16.09     N/A       N/A       N/A     -11.54
ProFund VP UltraOTC                -77.68     N/A       N/A       N/A      -63.94        -77.22     N/A       N/A       N/A     -63.50
ProFund VP OTC                       N/A      N/A       N/A       N/A      -89.29         N/A       N/A       N/A       N/A     -89.00
ProFund VP Bear                      N/A      N/A       N/A       N/A      -70.06         N/A       N/A       N/A       N/A     -69.49
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -83.61         N/A       N/A       N/A       N/A     -83.24
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -80.62         N/A       N/A       N/A       N/A     -80.20
ProFund VP Energy                    N/A      N/A       N/A       N/A      -77.89         N/A       N/A       N/A       N/A     -77.43
ProFund VP Financial                 N/A      N/A       N/A       N/A      -77.79         N/A       N/A       N/A       N/A     -77.33
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -77.34         N/A       N/A       N/A       N/A     -76.87
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -72.64         N/A       N/A       N/A       N/A     -72.10
ProFund VP Technology                N/A      N/A       N/A       N/A      -88.81         N/A       N/A       N/A       N/A     -88.51
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -84.86         N/A       N/A       N/A       N/A     -84.51
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -81.44         N/A       N/A       N/A       N/A     -81.03

First Trust(R)10 Uncommon Values    -45.08     N/A       N/A       N/A      -47.07        -44.12     N/A       N/A       N/A     -46.43

SP Jennison International Growth     N/A      N/A       N/A       N/A      -34.62         N/A       N/A       N/A       N/A     -33.51
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 4.0% Credit)                                    and a 5.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport              -39.03    -6.88     -1.85      N/A       0.97         -38.36    -6.55     -1.65      N/A      1.12
AST Scudder Japan                  -44.37     N/A       N/A       N/A      -49.50        -43.76     N/A       N/A       N/A     -49.01
AST Strong International Equity    -29.33    -5.55      3.86      6.35      7.56         -28.57    -5.21      4.07     6.45      7.64
AST American Century               -33.96    -2.80      N/A       N/A       4.78         -33.25    -2.46      N/A       N/A      4.99
  International Growth
AST MFS Global Equity              -16.23     N/A       N/A       N/A       -7.40        -15.34     N/A       N/A       N/A      -6.96
AST PBHG Small-Cap Growth          -12.64     2.69      3.27      N/A       9.15         -11.72     3.04      3.48      N/A      9.29
AST DeAm Small-Cap Growth          -35.15     N/A       N/A       N/A       -7.46        -34.44     N/A       N/A       N/A      -7.13
AST Federated Aggressive Growth    -27.14     N/A       N/A       N/A      -30.11        -26.36     N/A       N/A       N/A     -29.47
AST Goldman Sachs Small-Cap         4.15     14.69      N/A       N/A       10.38         5.23     15.07      N/A       N/A      10.66
  Value
AST Gabelli Small-Cap Value         1.14      6.86      N/A       N/A       6.83          2.20      7.22      N/A       N/A      7.04
AST Janus Mid-Cap Growth           -47.18     N/A       N/A       N/A      -49.68        -46.59     N/A       N/A       N/A     -49.31
AST NB Mid-Cap Growth              -32.45    -1.94      5.95      N/A       9.51         -31.71    -1.60      6.17      N/A      9.66
AST NB Mid-Cap Value                -9.11     6.72      8.30      N/A       8.86         -8.15      7.08      8.51      N/A      8.98
AST Alger All-Cap Growth           -23.09     N/A       N/A       N/A      -29.56        -22.27     N/A       N/A       N/A     -29.17
AST Gabelli All-Cap Value           -8.24     N/A       N/A       N/A       -6.45        -7.28      N/A       N/A       N/A      -5.62
AST Kinetics Internet               -1.54     N/A       N/A       N/A      -19.61        -0.51      N/A       N/A       N/A     -18.89
AST T. Rowe Price Natural           -5.29    15.56      6.52      N/A       10.90        -4.30     15.95      6.74      N/A      11.06
  Resources
AST Alliance Growth                -21.10    -3.61      5.75      N/A       6.85         -20.25    -3.27      5.96      N/A      7.04
AST MFS Growth                     -28.24     N/A       N/A       N/A      -12.34        -27.46     N/A       N/A       N/A     -11.92
AST Marsico Capital Growth         -28.26    -2.23      N/A       N/A       7.87         -27.49    -1.89      N/A       N/A      8.14
AST JanCap Growth                  -38.47    -13.70     7.87      N/A       12.20        -37.80    -13.39     8.08      N/A      12.32
AST Janus Strategic Value          -11.68     N/A       N/A       N/A      -11.40        -10.75     N/A       N/A       N/A     -10.61
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -8.40         N/A       N/A       N/A       N/A      -7.43
  Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -4.07         N/A       N/A       N/A       N/A      -3.07
AST Cohen & Steers Realty           -3.08     7.32      N/A       N/A       0.22         -2.07      7.69      N/A       N/A      0.48
AST Sanford Bernstein Managed      -16.27    -3.27      N/A       N/A       3.86         -15.39    -2.93      N/A       N/A      4.12
  Index 500
AST American Century Income &      -14.66    -2.92      N/A       N/A       4.80         -13.75    -2.58      N/A       N/A      5.01
  Growth
AST Alliance Growth and Income      -6.50     4.11      9.48      N/A       11.71        -5.52      4.47      9.70      N/A      11.82
AST MFS Growth with Income         -21.86     N/A       N/A       N/A       -9.00        -21.02     N/A       N/A       N/A      -8.56
AST INVESCO Equity Income          -14.81    -0.67      6.59      N/A       9.16         -13.91    -0.33      6.80      N/A      9.29
AST AIM Balanced                   -18.04    -2.37      4.51      N/A       7.02         -17.17    -2.03      4.72      N/A      7.13
AST American Century Strategic      -9.90    -1.24      N/A       N/A       5.88         -8.95     -0.90      N/A       N/A      6.09
  Balanced
AST T. Rowe Price Asset            -10.92    -1.52      6.12      N/A       7.92         -9.98     -1.18      6.33      N/A      8.05
Allocation
AST T. Rowe Price Global Bond       -3.28    -5.37     -1.37      N/A       0.76         -2.27     -5.03     -1.17      N/A      0.89
AST Federated High Yield            -5.86    -5.90     -0.62      N/A       3.03         -4.88     -5.57     -0.42      N/A      3.15
AST Lord Abbett Bond-Debenture      -2.89     N/A       N/A       N/A       -1.35        -1.88      N/A       N/A       N/A      -0.49
AST PIMCO Total Return Bond         3.08      3.56      5.82      N/A       5.73          4.15      3.92      6.03      N/A      5.86
AST PIMCO Limited Maturity          2.16      3.84      4.72      N/A       4.73          3.23      4.20      4.93      N/A      4.89
  Bond

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
MV Emerging Markets                -13.14     0.19     -10.08     N/A       -8.24        -12.23     0.54     -9.89      N/A      -8.07

WFVT Equity Income                 -11.56     N/A       N/A       N/A       -5.06        -10.63     N/A       N/A       N/A      -4.62

INVESCO VIF Technology             -52.98     N/A       N/A       N/A      -20.25        -52.44     N/A       N/A       N/A     -19.86
INVESCO VIF Health Sciences        -18.91     N/A       N/A       N/A       9.51         -18.05     N/A       N/A       N/A      10.02
INVESCO VIF Financial Services     -16.14     N/A       N/A       N/A       9.08         -15.25     N/A       N/A       N/A      9.58
INVESCO VIF                        -61.36     N/A       N/A       N/A      -31.43        -60.91     N/A       N/A       N/A     -31.07
  Telecommunications
INVESCO VIF Dynamics               -37.92     N/A       N/A       N/A       -7.20        -37.25     N/A       N/A       N/A      -6.75

Evergreen VA Omega                 -21.17     N/A       N/A       N/A      -23.02        -20.33     N/A       N/A       N/A     -22.57
Evergreen VA Equity Index          -18.28     N/A       N/A       N/A      -13.04        -17.41     N/A       N/A       N/A     -12.54
Evergreen VA Foundation            -14.79     N/A       N/A       N/A      -10.10        -13.89     N/A       N/A       N/A      -9.59
Evergreen VA Global Leaders        -19.77     N/A       N/A       N/A       -7.09        -18.92     N/A       N/A       N/A      -6.65
Evergreen VA Special Equity        -14.32     N/A       N/A       N/A       -2.24        -13.41     N/A       N/A       N/A      -1.77
Evergreen VA Capital Growth        -19.28     N/A       N/A       N/A       0.88         -18.43     N/A       N/A       N/A      1.44
Evergreen VA Blue Chip             -23.03     N/A       N/A       N/A      -20.85        -22.21     N/A       N/A       N/A     -20.32
Evergreen VA International Growth    N/A      N/A       N/A       N/A      -11.85         N/A       N/A       N/A       N/A     -10.92

ProFund VP Europe 30               -30.73     N/A       N/A       N/A      -13.14        -29.98     N/A       N/A       N/A     -12.72
ProFund VP UltraSmall-Cap          -13.81     N/A       N/A       N/A      -10.45        -12.90     N/A       N/A       N/A     -10.02
ProFund VP UltraOTC                -76.44     N/A       N/A       N/A      -62.78        -76.14     N/A       N/A       N/A     -62.49
ProFund VP OTC                       N/A      N/A       N/A       N/A      -88.52         N/A       N/A       N/A       N/A     -88.33
ProFund VP Bear                      N/A      N/A       N/A       N/A      -68.53         N/A       N/A       N/A       N/A     -68.14
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -82.62         N/A       N/A       N/A       N/A     -82.37
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -79.50         N/A       N/A       N/A       N/A     -79.23
ProFund VP Energy                    N/A      N/A       N/A       N/A      -76.66         N/A       N/A       N/A       N/A     -76.36
ProFund VP Financial                 N/A      N/A       N/A       N/A      -76.56         N/A       N/A       N/A       N/A     -76.26
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -76.10         N/A       N/A       N/A       N/A     -75.78
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -71.21         N/A       N/A       N/A       N/A     -70.85
ProFund VP Technology                N/A      N/A       N/A       N/A      -88.02         N/A       N/A       N/A       N/A     -87.82
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -83.92         N/A       N/A       N/A       N/A     -83.68
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -80.36         N/A       N/A       N/A       N/A     -80.09

First Trust(R)10 Uncommon Values    -42.54     N/A       N/A       N/A      -45.36        -41.90     N/A       N/A       N/A     -44.94

SP Jennison International Growth     N/A      N/A       N/A       N/A      -31.66         N/A       N/A       N/A       N/A     -30.93
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 1.5% Credit)                                    and a 4.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport              -32.20    -4.50     -0.87      N/A       1.30         -30.53    -3.72     -0.38      N/A      1.67
AST Scudder Japan                  -37.41     N/A       N/A       N/A      -42.66        -35.87     N/A       N/A       N/A     -41.48
AST Strong International Equity    -22.73    -3.26      4.53      6.09      7.35         -20.83    -2.47      5.04     6.35      7.56
AST American Century               -27.26    -0.70      N/A       N/A       5.41         -25.46     0.11      N/A       N/A      5.92
  International Growth
AST MFS Global Equity               -9.95     N/A       N/A       N/A       -4.34        -7.73      N/A       N/A       N/A      -3.28
AST PBHG Small-Cap Growth           -6.45     4.46      3.96      N/A       9.09         -4.14      5.31      4.47      N/A      9.42
AST DeAm Small-Cap Growth          -28.41     N/A       N/A       N/A       -5.03        -26.65     N/A       N/A       N/A      -4.25
AST Federated Aggressive Growth    -20.59     N/A       N/A       N/A      -24.10        -18.64     N/A       N/A       N/A     -22.53
AST Goldman Sachs Small-Cap         9.94     15.86      N/A       N/A       11.25        12.65     16.80      N/A       N/A      11.93
  Value
AST Gabelli Small-Cap Value         7.01      8.40      N/A       N/A       7.36          9.64      9.28      N/A       N/A      7.88
AST Janus Mid-Cap Growth           -40.16     N/A       N/A       N/A      -42.84        -38.68     N/A       N/A       N/A     -42.00
AST NB Mid-Cap Growth              -25.77     0.10      6.52      N/A       9.46         -23.95     0.92      7.04      N/A      9.83
AST NB Mid-Cap Value                -3.00     8.27      8.76      N/A       8.56         -0.61      9.15      9.29      N/A      8.86
AST Alger All-Cap Growth           -16.65     N/A       N/A       N/A      -24.70        -14.59     N/A       N/A       N/A     -23.80
AST Gabelli All-Cap Value           -2.15     N/A       N/A       N/A       -1.30         0.26      N/A       N/A       N/A      0.74
AST Kinetics Internet               4.39      N/A       N/A       N/A      -14.00         6.96      N/A       N/A       N/A     -12.22
AST T. Rowe Price Natural           0.73     16.69      7.07      N/A       10.91         3.21     17.64      7.59      N/A      11.31
  Resources
AST Alliance Growth                -14.70    -1.45      6.33      N/A       7.15         -12.60    -0.65      6.85      N/A      7.61
AST MFS Growth                     -21.66     N/A       N/A       N/A       -8.97        -19.74     N/A       N/A       N/A      -7.96
AST Marsico Capital Growth         -21.69    -0.16      N/A       N/A       8.57         -19.76     0.65      N/A       N/A      9.23
AST JanCap Growth                  -31.65    -10.78     8.35      N/A       11.90        -29.97    -10.05     8.88      N/A      12.20
AST Janus Strategic Value           -5.51     N/A       N/A       N/A       -6.08        -3.18      N/A       N/A       N/A      -4.14
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -2.30         N/A       N/A       N/A       N/A      0.10
  Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       1.92          N/A       N/A       N/A       N/A      4.43
AST Cohen & Steers Realty           2.88      8.84      N/A       N/A       1.65          5.42      9.73      N/A       N/A      2.27
AST Sanford Bernstein Managed       -9.99    -1.14      N/A       N/A       5.06         -7.77     -0.33      N/A       N/A      5.71
  Index 500
AST American Century Income &       -8.41    -0.81      N/A       N/A       5.42         -6.16      0.00      N/A       N/A      5.94
  Growth
AST Alliance Growth and Income      -0.45     5.80      9.90      N/A       11.43         2.00      6.66     10.44      N/A      11.71
AST MFS Growth with Income         -15.44     N/A       N/A       N/A       -5.84        -13.36     N/A       N/A       N/A      -4.80
AST INVESCO Equity Income           -8.56     1.29      7.13      N/A       9.09         -6.31      2.12      7.65      N/A      9.42
AST AIM Balanced                   -11.71    -0.30      5.14      N/A       6.72         -9.54      0.51      5.65      N/A      7.02
AST American Century Strategic      -3.77     0.76      N/A       N/A       6.45         -1.40      1.58      N/A       N/A      6.97
  Balanced
AST T. Rowe Price Asset             -4.77     0.50      6.68      N/A       7.88         -2.42      1.32      7.20      N/A      8.21
Allocation
AST T. Rowe Price Global Bond       2.69     -3.09     -0.42      N/A       0.93          5.22     -2.30      0.07      N/A      1.25
AST Federated High Yield            0.17     -3.59      0.29      N/A       3.11          2.64     -2.81      0.77      N/A      3.43
AST Lord Abbett Bond-Debenture      3.07      N/A       N/A       N/A       3.63          5.61      N/A       N/A       N/A      5.77
AST PIMCO Total Return Bond         8.90      5.28      6.39      N/A       5.74         11.58      6.14      6.91      N/A      6.06
AST PIMCO Limited Maturity          8.00      5.54      5.34      N/A       4.91         10.66      6.40      5.86      N/A      5.30
  Bond

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
MV Emerging Markets                 -6.94     2.10     -8.48      N/A       -7.12        -4.64      2.93     -8.03      N/A      -6.72

WFVT Equity Income                  -5.39     N/A       N/A       N/A       -2.23        -3.06      N/A       N/A       N/A      -1.18

INVESCO VIF Technology             -45.81     N/A       N/A       N/A      -16.30        -44.48     N/A       N/A       N/A     -15.37
INVESCO VIF Health Sciences        -12.56     N/A       N/A       N/A       11.67        -10.41     N/A       N/A       N/A      12.91
INVESCO VIF Financial Services      -9.86     N/A       N/A       N/A       11.25        -7.64      N/A       N/A       N/A      12.48
INVESCO VIF                        -54.00     N/A       N/A       N/A      -26.46        -52.86     N/A       N/A       N/A     -25.65
  Telecommunications
INVESCO VIF Dynamics               -31.12     N/A       N/A       N/A       -4.15        -29.42     N/A       N/A       N/A      -3.09

Evergreen VA Omega                 -14.77     N/A       N/A       N/A      -18.56        -12.67     N/A       N/A       N/A     -17.50
Evergreen VA Equity Index          -11.95     N/A       N/A       N/A       -9.23        -9.78      N/A       N/A       N/A      -8.05
Evergreen VA Foundation             -8.54     N/A       N/A       N/A       -6.47        -6.29      N/A       N/A       N/A      -5.25
Evergreen VA Global Leaders        -13.40     N/A       N/A       N/A       -4.05        -11.27     N/A       N/A       N/A      -2.99
Evergreen VA Special Equity         -8.08     N/A       N/A       N/A       0.52         -5.82      N/A       N/A       N/A      1.63
Evergreen VA Capital Growth        -12.93     N/A       N/A       N/A       3.93         -10.78     N/A       N/A       N/A      5.29
Evergreen VA Blue Chip             -16.59     N/A       N/A       N/A      -16.20        -14.53     N/A       N/A       N/A     -14.94
Evergreen VA International Growth    N/A      N/A       N/A       N/A       -5.67         N/A       N/A       N/A       N/A      -3.35

ProFund VP Europe 30               -24.10     N/A       N/A       N/A       -9.71        -22.23     N/A       N/A       N/A      -8.71
ProFund VP UltraSmall-Cap           -7.59     N/A       N/A       N/A       -7.20        -5.31      N/A       N/A       N/A      -6.17
ProFund VP UltraOTC                -68.72     N/A       N/A       N/A      -52.54        -67.94     N/A       N/A       N/A     -52.01
ProFund VP OTC                       N/A      N/A       N/A       N/A      -80.50         N/A       N/A       N/A       N/A     -80.02
ProFund VP Bear                      N/A      N/A       N/A       N/A      -60.99         N/A       N/A       N/A       N/A     -60.03
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -74.74         N/A       N/A       N/A       N/A     -74.12
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -71.70         N/A       N/A       N/A       N/A     -71.00
ProFund VP Energy                    N/A      N/A       N/A       N/A      -68.93         N/A       N/A       N/A       N/A     -68.16
ProFund VP Financial                 N/A      N/A       N/A       N/A      -68.83         N/A       N/A       N/A       N/A     -68.06
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -68.37         N/A       N/A       N/A       N/A     -67.60
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -63.60         N/A       N/A       N/A       N/A     -62.71
ProFund VP Technology                N/A      N/A       N/A       N/A      -80.01         N/A       N/A       N/A       N/A     -79.52
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -76.01         N/A       N/A       N/A       N/A     -75.42
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -72.53         N/A       N/A       N/A       N/A     -71.86

First Trust(R)10 Uncommon Values    -35.62     N/A       N/A       N/A      -38.94        -34.04     N/A       N/A       N/A     -37.94

SP Jennison International Growth     N/A      N/A       N/A       N/A      -25.01         N/A       N/A       N/A       N/A     -23.16
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Founders Passport              -29.86    -3.41     -0.19      N/A       1.81
AST Scudder Japan                  -35.26     N/A       N/A       N/A      -41.00
AST Strong International Equity    -20.07    -2.16      5.24      6.45      7.64
AST American Century               -24.75     0.43      N/A       N/A       6.12
  International Growth
AST MFS Global Equity               -6.84     N/A       N/A       N/A       -2.86
AST PBHG Small-Cap Growth           -3.22     5.64      4.67      N/A       9.55
AST DeAm Small-Cap Growth          -25.94     N/A       N/A       N/A       -3.95
AST Federated Aggressive Growth    -17.86     N/A       N/A       N/A      -21.90
AST Goldman Sachs Small-Cap         13.73    17.17      N/A       N/A       12.20
  Value
AST Gabelli Small-Cap Value         10.70     9.63      N/A       N/A       8.09
AST Janus Mid-Cap Growth           -38.09     N/A       N/A       N/A      -41.67
AST NB Mid-Cap Growth              -23.21     1.24      7.25      N/A       9.97
AST NB Mid-Cap Value                0.35      9.50      9.50      N/A       8.98
AST Alger All-Cap Growth           -13.77     N/A       N/A       N/A      -23.44
AST Gabelli All-Cap Value           1.22      N/A       N/A       N/A       1.56
AST Kinetics Internet               7.99      N/A       N/A       N/A      -11.51
AST T. Rowe Price Natural           4.20     18.02      7.80      N/A       11.47
  Resources
AST Alliance Growth                -11.75    -0.34      7.05      N/A       7.79
AST MFS Growth                     -18.96     N/A       N/A       N/A       -7.56
AST Marsico Capital Growth         -18.99     0.97      N/A       N/A       9.49
AST JanCap Growth                  -29.30    -9.76      9.09      N/A       12.32
AST Janus Strategic Value           -2.25     N/A       N/A       N/A       -3.36
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       1.07
  Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       5.43
AST Cohen & Steers Realty           6.43     10.08      N/A       N/A       2.51
AST Sanford Bernstein Managed       -6.89    -0.01      N/A       N/A       5.96
  Index 500
AST American Century Income &       -5.25     0.32      N/A       N/A       6.14
  Growth
AST Alliance Growth and Income      2.98      7.00     10.65      N/A       11.82
AST MFS Growth with Income         -12.52     N/A       N/A       N/A       -4.38
AST INVESCO Equity Income           -5.41     2.45      7.86      N/A       9.55
AST AIM Balanced                    -8.67     0.83      5.86      N/A       7.13
AST American Century Strategic      -0.45     1.90      N/A       N/A       7.18
  Balanced
AST T. Rowe Price Asset             -1.48     1.64      7.40      N/A       8.34
Allocation
AST T. Rowe Price Global Bond       6.23     -1.99      0.26      N/A       1.38
AST Federated High Yield            3.62     -2.50      0.97      N/A       3.55
AST Lord Abbett Bond-Debenture      6.62      N/A       N/A       N/A       6.63
AST PIMCO Total Return Bond         12.65     6.48      7.12      N/A       6.19
AST PIMCO Limited Maturity          11.73     6.74      6.06      N/A       5.45
  Bond

---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
MV Emerging Markets                 -3.73     3.26     -7.86      N/A       -6.56

WFVT Equity Income                  -2.13     N/A       N/A       N/A       -0.76

INVESCO VIF Technology             -43.94     N/A       N/A       N/A      -15.00
INVESCO VIF Health Sciences         -9.55     N/A       N/A       N/A       13.40
INVESCO VIF Financial Services      -6.75     N/A       N/A       N/A       12.97
INVESCO VIF                        -52.41     N/A       N/A       N/A      -25.32
  Telecommunications
INVESCO VIF Dynamics               -28.75     N/A       N/A       N/A       -2.67

Evergreen VA Omega                 -11.83     N/A       N/A       N/A      -17.08
Evergreen VA Equity Index           -8.91     N/A       N/A       N/A       -7.58
Evergreen VA Foundation             -5.39     N/A       N/A       N/A       -4.76
Evergreen VA Global Leaders        -10.42     N/A       N/A       N/A       -2.57
Evergreen VA Special Equity         -4.91     N/A       N/A       N/A       2.08
Evergreen VA Capital Growth         -9.93     N/A       N/A       N/A       5.82
Evergreen VA Blue Chip             -13.71     N/A       N/A       N/A      -14.44
Evergreen VA International Growth    N/A      N/A       N/A       N/A       -2.42

ProFund VP Europe 30               -21.48     N/A       N/A       N/A       -8.31
ProFund VP UltraSmall-Cap           -4.40     N/A       N/A       N/A       -5.76
ProFund VP UltraOTC                -67.64     N/A       N/A       N/A      -51.80
ProFund VP OTC                       N/A      N/A       N/A       N/A      -79.83
ProFund VP Bear                      N/A      N/A       N/A       N/A      -59.64
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -73.87
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -70.73
ProFund VP Energy                    N/A      N/A       N/A       N/A      -67.86
ProFund VP Financial                 N/A      N/A       N/A       N/A      -67.76
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -67.28
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -62.35
ProFund VP Technology                N/A      N/A       N/A       N/A      -79.32
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -75.18
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -71.59

First Trust(R)10 Uncommon Values    -33.40     N/A       N/A       N/A      -37.54

SP Jennison International Growth     N/A      N/A       N/A       N/A      -22.43
---------------------------------- -------- --------- --------- --------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance,  of and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus
2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA .

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used in  determining  the  Account  Value of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes of the Separate  Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring a vote of the  shareholders.  American  Skandia  Trust (the  "Trust") has obtained an exemption  from the  Securities  and
Exchange Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval  by the Board of  Trustees  of the  Trust,  to change  sub-advisors  for a  Portfolio  and to enter  into new  sub-advisory agreements,  without  obtaining  shareholder  approval of the changes.  This  exemption  (which is similar to exemptions  granted to other  investment  companies  that are  organized  in a similar  manner as the  Trust)  is  intended  to  facilitate  the  efficient supervision  and  management  of the  sub-advisors  by ASISI  and the  Trustees.  The  Trust is  required,  under  the  terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

All procedures,  including  payment,  based on the valuation of the  Sub-accounts  may be postponed  during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as  determined  by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC  determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15years),  the remaining  payments are paid to the  Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum  rates are derived from the 2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any  applicable  premium tax, the length of any Certain  Period,  the payout option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5 & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For Payment  Options 1, 2, 3 and 5 if the Annuitant  dies before the Annuity  Date,  the Annuity will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2000 and 1999, and for each of the three years in the period  ended  December  31,  2000,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B - Class 1 at December 31, 2000 and 1999 and for the years then ended,  appearing in this Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports  thereon appearing  elsewhere  herein,  and are  included in reliance  upon such  reports  given on the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 1
Sub-accounts)  as of December 31, 2000 and for the periods ended December 31, 2000 and 1999. There are other  Sub-accounts  included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia Life Assurance  Corporation,  Attention:
Customer Service,  P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-752-6342.  You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                             Variable Account B (Class 1 Sub-accounts)

                                                                                     Independent Auditor's Report

To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account B - Class 1 and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  statement of assets,  liabilities and contractowners'  equity of the seventy-one  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B -
Class 1, referred to in Note 1, as of December 31, 2000,  the related  statement of operations  for the year then ended and the  statements of changes in net assets for the years ended  December 31,
2000 and 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements are free of material misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial statements.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the financial  position of the seventy-one  sub-accounts of American Skandia Life Assurance
Corporation  Variable  Account B - Class 1, referred to in Note 1, at December 31, 2000, the results of their  operations for the year then ended, and changes in their net assets for the years ended
December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B --- CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------------------------------------

                                              ASSETS                                                                                                      LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM Balanced Portfolio - 45,497,908 shares ( cost $608,445,652)                               $ 605,122,179      Payable to American Skandia Life Assurance Corporation                                                      $ 6,485,204
            AIM International Equity Portfolio - 27,646,748 shares ( cost $719,616,964)                     609,334,332      Payable to Evergreen Funds                                                                                      557,581
            Alger All Cap Growth Portfolio - 27,836,067 shares ( cost $257,979,693)                         190,398,697      Payable to INVESCO                                                                                           16,142,290
            Alger Growth Portfolio - 138,402,600 shares ( cost $1,383,911,762)                            1,317,592,754      Payable to Montgomery                                                                                         1,558,144
            Alger Mid-Cap Growth Portfolio - 88,304,086 shares ( cost $882,921,578)                         862,730,922      Payable to ProFunds                                                                                             320,362
            Alliance Growth & Income Portfolio - 71,905,125 shares ( cost $1,494,437,353)                 1,537,331,572      Payable to Davis Funds                                                                                            3,245
                                                                                                                                                                                                                                    -----------------
            Alliance Growth Portfolio - 29,594,220 shares ( cost $506,928,904)                              448,352,431                                Total Liabilities                                                                  25,066,826
            American Century International Growth I Portfolio - 16,778,817 shares ( cost $322,799,790)      304,703,325
            American Century International Growth II Portfolio - 29,591,041 shares ( cost $414,485,387)     366,928,914
            American Century Income and Growth Portfolio - 35,425,266 shares ( cost $492,850,025)           461,236,957
            American Century Startegic Balanced Portfolio - 15,059,035 shares ( cost $205,792,088)          206,308,773
            Cohens & Steers Real Estate Portfolio - 12,137,221 shares ( cost $113,422,912)                  123,556,909
            Federated Aggressive Growth Portfolio - 196,052 shares ( cost $1,877,366)                         1,784,071
            Federated High Yield Bond Portfolio - 48,667,311 shares ( cost $539,568,883)                    472,559,593                                   NET ASSETS
            Founders Passport Portfolio - 17,574,595 shares ( cost $317,494,063)                            261,861,462                                                                                                  Unit
            Gabelli All-Cap Value Portfolio - 1,269,709 shares ( cost $12,640,969)                           12,811,368      Contractowners' Equity                                                     Units            Value
            Gabelli Small-Cap Value Portfolio - 23,888,678 shares ( cost $276,119,872)                      311,030,594                  AST - AIM Balanced Portfolio                                    30,290,413         $ 19.98      605,122,179
            Invesco Equity Income Portfolio - 62,779,632 shares ( cost $1,080,043,669)                    1,104,293,722                  AST - AIM International Equity Portfolio                        19,112,622           31.88      609,334,332
            Jancap Growth Portfolio - 116,382,481 shares ( cost $5,175,066,093)                           4,082,697,429                  AST - Alger All Cap Growth Portfolio                            28,229,631            6.74      190,398,697
            Janus Overseas Growth Portfolio - 54,988,664 shares ( cost $1,258,399,206)                    1,029,387,786                  AST - Alger Growth Portfolio                                   138,664,577            9.50    1,317,592,754
            Janus Mid-Cap Growth Portfolio - 9,337,582 shares ( cost $87,106,144)                            62,001,543                  AST - Alger Mid-Cap Growth Portfolio                            88,470,750            9.75      862,730,922
            Janus Small-Cap Growth Portfolio - 27,056,250 shares ( cost $809,439,874)                       549,241,876                  AST - Alliance Growth & Income Portfolio                        53,536,296           28.72    1,537,331,572
            Janus Strategic Value Portfolio - 584,499 shares ( cost $5,791,466)                               5,757,311                  AST - Alliance Growth Portfolio                                 25,796,792           17.38      448,352,431
            Kemper Small Cap Value Portfolio - 65,047,617 shares ( cost $901,040,937)                       762,358,068                  AST - American Century International Growth I Portfolio         17,007,352           17.92      304,703,325
            Kinetics Internet Portfolio - 116,052 shares ( cost $1,019,394)                                     931,899                  AST - American Century International Growth II Portfolio        26,340,548           13.93      366,928,914
            Lord Abbett Bond Debenture Portfolio - 648,523 shares ( cost $6,528,278)                          6,582,509                  AST - American Century Income and Growth Portfolio              32,388,202           14.24      461,236,957
            Lord Abbett Small Cap Value Portfolio - 14,564,590 shares ( cost $175,113,823)                  211,914,783                  AST - American Century Startegic Balanced Portfolio             14,498,180           14.23      206,308,773
            Marsico Capital Growth Portfolio - 93,086,164 shares ( cost $1,662,628,238)                   1,684,859,573                  AST - Cohens & Steers Real Estate Portfolio                     11,891,188           10.39      123,556,909
            MFS Global Equity Portfolio - 2,760,630 shares ( cost $29,453,425)                               28,241,250                  AST - Federated Aggressive Growth Portfolio                        196,575            9.08        1,784,071
            MFS Growth Portfolio - 7,390,457 shares ( cost $84,949,589)                                      78,043,228                  AST - Federated High Yield Bond Portfolio                       36,914,825           12.80      472,559,593
            MFS Growth with Income Portfolio - 6,827,511 shares ( cost $72,523,701)                          71,893,686                  AST -  Founders Passport Portfolio                              16,245,805           16.12      261,861,462
            Money Market - 2,232,816,113 shares ( cost $2,232,816,113)                                    2,232,816,052                  AST - Gabelli All-Cap Value Portfolio                            1,273,094           10.06       12,811,368
            Neuberger & Berman Mid-Cap Growth Portfolio - 31,757,740 shares ( cost $813,345,414)            686,919,917                  AST - Gabelli Small-Cap Value Portfolio                         23,298,524           13.35      311,030,594
            Neuberger & Berman Mid-Cap Value Portfolio - 55,763,860 shares ( cost $798,422,622)             939,621,047                  AST - Invesco Equity Income Portfolio                           50,171,495           22.01    1,104,293,722
            PIMCO Limited Bond Portfolio - 35,829,128 shares ( cost $382,409,136)                           396,986,740                  AST -  Jancap Growth Portfolio                                  99,250,773           41.14    4,082,697,429
            PIMCO Total Return Bond Portfolio - 102,482,705 shares ( cost $1,141,782,869)                 1,188,799,380                  AST - Janus Overseas Growth Portfolio                           57,327,711           17.96    1,029,387,786
            Sanford Bernstein Mgt Index 500 Portfolio - 52,405,958 shares ( cost $715,949,276)              661,887,253                  AST -  Janus Mid-Cap Growth Portfolio                            9,426,102            6.58       62,001,543
            Scudder Japan Portfolio - 84,308 shares ( cost $740,937)                                            696,383                  AST - Janus Small-Cap Growth Portfolio                          25,535,093           21.51      549,241,876
            T. Rowe Price Asset Allocation Portfolio - 21,024,024 shares ( cost $348,757,292)               380,955,322                  AST - Janus Strategic Value Portfolio                              586,058            9.82        5,757,311
            T. Rowe Price Global Bond Portfolio - 12,519,936 shares ( cost $123,891,948)                    117,687,398                  AST - Kemper Small Cap Value Portfolio                          63,621,279           11.98      762,358,068
            T. Rowe Price Natural Resources Portfolio - 7,846,994 shares ( cost $111,451,439)               129,475,401                  AST - Kinetics Internet Portfolio                                  116,363            8.01          931,899
      The Alger American Fund (AAF)                                                                                                      AST - Lord Abbett Bond Debenture Portfolio                         650,253           10.12        6,582,509
            Small Capitalization Portfolio - 0 shares ( cost $0)                                                      -                  AST - Lord Abbett Small Cap Value Portfolio                     15,193,053           13.95      211,914,783
            Growth Portfolio - 0 shares ( cost $0)                                                                    -                  AST - Marsico Capital Growth Portfolio                          94,627,691           17.81    1,684,859,573
            Midcap Growth Portfolio - 0 shares ( cost $0)                                                             -                  AST - MFS Global Equity Portfolio                                2,803,013           10.08       28,241,250
      Davis Funds:                                                                                                                       AST - MFS Growth Portfolio                                       7,515,486           10.38       78,043,228
            Davis Value Fund  - 175,419 shares ( cost $1,925,004)                                             1,940,139                  AST - MFS Growth with Income Portfolio                           6,937,627           10.36       71,893,686
      Evergreen Funds:                                                                                                                   AST - Money Market                                             172,493,206           12.94    2,232,816,052
            VA Blue Chip Fund - 352,988 shares ( cost $3,450,577)                                             3,159,246                  AST - Neuberger & Berman Mid-Cap Growth Portfolio               26,517,850           25.90      686,919,917
            VA Capital Growth Fund - 202,158 shares ( cost $3,068,964)                                        3,321,455                  AST - Neuberger & Berman Mid-Cap Value Portfolio                44,558,699           21.09      939,621,047
            VA Equity Index Fund - 278,608 shares ( cost $3,134,055)                                          2,869,663                  AST - PIMCO Limited Bond Portfolio                              31,046,956           12.79      396,986,740
            VA Foundation Fund - 499,518 shares ( cost $7,718,392)                                            7,292,962                  AST - PIMCO Total Return Bond Portfolio                         82,545,240           14.40    1,188,799,380
            VA Global Leaders Fund - 650,255 shares ( cost $9,685,789)                                        9,363,666                  AST - Sanford Bernstein Mgt Index 500 Portfolio                 48,835,089           13.55      661,887,253
            VA Omega Fund - 770,266 shares ( cost $16,503,494)                                               13,071,421                  AST - Scudder Japan Portfolio                                       84,394            8.25          696,383
            VA Perpetual International Fund - 31,752 shares ( cost $501,353)                                    499,460                  AST - T. Rowe Price Asset Allocation Portfolio                  19,704,198           19.33      380,955,322
            VA Small Cap Value Fund - 68,492 shares ( cost $761,429)                                            801,354                  AST - T. Rowe Price Global Bond Portfolio                       11,219,502           10.49      117,687,398
            VA Special Equity Fund - 1,796,517 shares ( cost $21,787,376)                                    19,061,042                  AST - T. Rowe Price Natural Resources Portfolio                  6,520,983           19.86      129,475,401
            VA Strategic Income Fund - 129,312 shares ( cost $1,243,188)                                      1,165,101                  AAF - Small Capitalization Portfolio                                     -               -                -
      INVESCO Variable Investment Funds ( INVESCO ):                                                                                     AAF - Growth Portfolio                                                   -               -                -
            VIF Dynamics Fund - 8,289,826 shares ( cost $179,756,576)                                       150,957,726                  AAF - Mid Cap Growth Portfolio                                           -               -                -
            VIF Financial Services Fund - 14,295,717 shares ( cost $181,050,694)                            197,852,718                  Davis Value Fund                                                   195,203            9.94        1,940,139
            VIF Health Sciences Fund - 13,540,803 shares ( cost $262,294,225)                               282,867,376                  Evergreen - VA Blue Chip Fund                                      351,338            8.99        3,159,246
            VIF Telecommunications Fund - 16,287,999 shares ( cost $262,818,508)                            197,247,663                  Evergreen - VA Capital Growth Fund                                 268,886           12.35        3,321,455
            VIF Technology Fund - 12,968,372 shares ( cost $520,689,315)                                    367,912,719                  Evergreen - VA Equity Index Fund                                   302,954            9.47        2,869,663
      Montgomery Variable Series ( Montgomery ):                                                                                         Evergreen - VA Foundation Fund                                     755,890            9.65        7,292,962
            Emerging Markets Portfolio - 11,779,888 shares ( cost $109,263,676)                              91,411,931                  Evergreen - VA Global Leaders Fund                                 887,758           10.55        9,363,666
      Neuberger & Berman Advisors Managers Trust (NBAMT):                                                                                Evergreen - VA Omega Fund                                        1,637,475            7.98       13,071,421
            Partners Portfolio - 0 shares ( cost $0)                                                                  -                  Evergreen - VA Perpetual International Fund                         57,408            8.70          499,460
      Nike:                                                                                                                              Evergreen - VA Small Cap Value Fund                                 65,490           12.24          801,354
            First Trust 10 Portfolio - 2,383,401 shares ( cost $24,925,293)                                  19,996,733                  Evergreen - VA Special Equity Fund                               1,731,145           11.01       19,061,042
      ProFunds:                                                                                                                          Evergreen - VA Strategic Income Fund                               118,558            9.83        1,165,101
            VP Ultra OTC - 7,053,693 shares ( cost $279,098,229)                                            108,909,026                  INVESCO - VIF Dynamics Fund                                     11,409,827           13.23      150,957,726
            VP Europe - 766,229 shares ( cost $25,005,771)                                                   24,496,343                  INVESCO - VIF Financial Services Fund                           14,091,636           14.04      197,852,718
            VP Ultra Small Cap - 1,083,805 shares ( cost $29,942,314)                                        29,923,850                  INVESCO - VIF Health Sciences Fund                              19,381,405           14.59      282,867,376
      Rydex Inc.:                                                                                                                        INVESCO - VIF Telecommunications Fund                           17,856,118           11.05      197,247,663
            Nova - 9,061,059 shares ( cost $138,251,709)                                                    125,858,116                  INVESCO - VIF Technology Fund                                   29,491,113           12.48      367,912,719
            Ursa - 3,959,094 shares ( cost $23,685,316)                                                      24,110,882                  Montgomery - Emerging Markets Portfolio                         12,899,472            7.09       91,411,931
            OTC - 14,660,596 shares ( cost $495,656,851)                                                    334,701,417                  NBAMT - Partners                                                         -               -                -
      Wells Fargo Variable Trust (WFVT):                                                                                                 Nike - First Trust 10 Portfolio                                  2,690,435            7.43       19,996,733
            Equity Value Fund - 4,379,638 shares ( cost $41,523,121)                                         42,482,491                  Profunds - VP Ultra OTC                                         17,597,528            6.19      108,909,026
            Equity Income Fund - 297,077 shares ( cost $4,906,339)                                            5,053,288                  Profunds - VP Europe                                             2,327,562           10.52       24,496,343
                                                                                                   ---------------------
                          Total Invested Assets                                                          26,574,022,197                  Profunds - VP Ultra Small Cap                                    3,258,574            9.18       29,923,850
                                                                                                                                         Rydex - Nova                                                    14,799,352            8.50      125,858,116
                                                                                                                                         Rydex - Ursa                                                     2,269,599           10.62       24,110,882
                                                                                                                                         Rydex - OTC                                                     32,179,793           10.40      334,701,417
Receivable from AST                                                                                          22,840,645                  WFVT - Equity Value Fund                                         4,442,888            9.56       42,482,491
Receivable from AAF                                                                                             476,668                  WFVT - Equity Income Fund                                          502,986           10.05        5,053,288
                                                                                                                                                                                                                                    -----------------
Receivable from Nike                                                                                             55,346                                Total Contractowner's Equity                                                   26,574,022,197
Receivable from WFVT                                                                                             65,399
Receivable from Rydex                                                                                         1,628,768
                                                                                                   --------------------
                          Total Receivables                                                                  25,066,826

                                                                                                   --------------------                                                                                                            -----------------
                          Total Assets                                                                 $ 26,599,089,023                                Total Liabilities & Contractowner's Equity                                   $ 26,599,089,023
                                                                                                   =====================                                                                                                            =================

------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Class 1 Sub-account Investing In:                                                                                Class 1 Sub-account Investing In:                                                                                   Class 1 Sub-account Investing In:                                                                                                         Class 1 Sub-account Investing In:                                                                                       Class 1 Sub-account Investing In:
                                                                                  --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      AST - AIM                    AST - AIM                  AST - Alger                  AST - Alger                  AST - Alger                 AST - Alliance               AST - Alliance              AST - American Century            AST - American Century            AST - American Century             AST - American Century            AST - Cohens & Steers             AST - Federated              AST - Federated               AST - Founders               AST - Gabelli                 AST - Gabelli                 AST - Invesco                AST - Jancap
                                                                                            Total                      Balanced              International Equity            All Cap Growth                   Growth                   Mid Cap Growth              Growth & Income                   Growth                  International Growth I           International Growth II               Income & Growth                   Strategic Balanced                   Real Estate                 Aggressive Growth             High Yield Bond                  Passport                  All-Cap Value                 Small Cap Value               Equity Income                   Growth
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                $ 117,364,437                 $ 10,559,162                 $ 1,445,456                          $ -                          $ -                          $ -                 $ 14,231,378                          $ -                                $ -                        $ 970,867                        $ 2,028,006                        $ 3,093,632                      $ 1,856,677                          $ -                 $ 55,217,782                          $ -                          $ -                    $ 1,497,043                $ 19,151,179                  $ 7,313,255
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                       (181,184,307)                  (8,147,404)                 (9,859,769)                  (2,587,208)                  (2,567,277)                  (1,635,667)                 (20,593,822)                  (6,195,333)                        (3,475,709)                      (5,973,163)                        (6,244,529)                        (3,001,302)                      (1,230,492)                      (1,332)                  (7,521,789)                  (4,570,840)                     (19,246)                    (3,855,132)                (15,164,398)                 (78,539,897)
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                     (63,819,870)                   2,411,758                  (8,414,313)                  (2,587,208)                  (2,567,277)                  (1,635,667)                  (6,362,444)                  (6,195,333)                        (3,475,709)                      (5,002,296)                        (4,216,523)                            92,330                          626,185                       (1,332)                  47,695,993                   (4,570,840)                     (19,246)                    (2,358,089)                  3,986,781                  (71,226,642)
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                         4,860,461,566                   66,575,786                 619,213,903                  105,214,087                   33,402,518                   84,110,327                  343,726,635                  118,831,888                        292,911,616                      276,326,506                         83,890,915                         27,385,768                       87,029,368                       76,907                  315,499,624                  437,095,244                    2,971,486                    158,163,876                 267,806,531                1,540,228,581
   Cost of Securities Sold                                                                     4,233,729,700                   49,527,306                 569,950,324                  135,053,246                   34,733,510                   88,361,942                  324,627,656                   85,279,790                        269,983,932                      253,909,665                         71,802,027                         21,880,896                       80,784,164                       80,407                  371,474,298                  501,630,506                    3,033,181                    164,778,661                 252,895,954                  953,942,235

                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                                           626,731,866                   17,048,480                  49,263,579                  (29,839,159)                  (1,330,992)                  (4,251,615)                  19,098,979                   33,552,098                         22,927,684                       22,416,841                         12,088,888                          5,504,872                        6,245,204                       (3,500)                 (55,974,674)                 (64,535,262)                     (61,695)                    (6,614,785)                 14,910,577                  586,286,346
   Short-Term Capital Gain Distributions Received                                                198,119,056                   15,593,430                  42,274,776                            -                            -                            -                   28,626,858                   21,766,953                          4,168,123                        1,072,304                         14,387,977                          8,645,270                                -                            -                            -                   34,077,777                            -                      5,797,795                  21,707,793                            -
   Long-Term Capital Gain Distributions Received                                                 829,048,609                   19,977,640                  50,998,367                            -                            -                            -                  136,102,637                    7,826,295                          1,712,809                       45,437,971                          7,385,611                          3,492,584                                -                            -                            -                   19,819,525                            -                      7,244,970                  53,088,804                  475,961,396
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                                       1,653,899,531                   52,619,550                 142,536,722                  (29,839,159)                  (1,330,992)                  (4,251,615)                 183,828,474                   63,145,346                         28,808,616                       68,927,116                         33,862,476                         17,642,726                        6,245,204                       (3,500)                 (55,974,674)                 (10,637,960)                     (61,695)                     6,427,980                  89,707,174                1,062,247,742
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         2,797,006,986                   90,021,509                 237,653,998                            -                            -                            -                  164,437,017                   90,979,758                         54,317,354                      101,100,943                         55,066,347                         27,961,775                       (1,104,266)                           -                  (17,468,297)                  71,235,177                            -                    (11,124,827)                 84,407,782                1,849,522,716
   End of Period                                                                              (1,525,767,024)                  (3,323,475)               (110,282,633)                 (67,580,996)                 (66,319,007)                 (20,190,656)                  42,894,219                  (58,576,473)                       (18,096,465)                     (47,556,473)                       (31,613,068)                           516,686                       10,133,996                      (93,295)                 (67,009,291)                 (55,632,602)                     170,400                     34,910,721                  24,250,053               (1,092,368,665)
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                    (4,322,774,010)                 (93,344,984)               (347,936,631)                 (67,580,996)                 (66,319,007)                 (20,190,656)                (121,542,798)                (149,556,231)                       (72,413,819)                    (148,657,416)                       (86,679,415)                       (27,445,089)                      11,238,262                      (93,295)                 (49,540,994)                (126,867,779)                     170,400                     46,035,548                 (60,157,729)              (2,941,891,381)
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ (2,732,694,349)               $ (38,313,676)             $ (213,814,222)              $ (100,007,363)               $ (70,217,276)               $ (26,077,938)                $ 55,923,232                $ (92,606,218)                     $ (47,080,912)                   $ (84,732,596)                     $ (57,033,462)                      $ (9,710,033)                    $ 18,109,651                    $ (98,127)               $ (57,819,675)              $ (142,076,579)                    $ 89,459                   $ 50,105,439                $ 33,536,226             $ (1,950,870,281)
                                                                                  ============================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing In:                                                                                         Class 1 Sub-account Investing In:                                                                                                       Class 1 Sub-account Investing In:                                                                                   Class 1 Sub-account Investing In:
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     AST - Janus                  AST - Janus                 AST - Janus                  AST - Janus                  AST - Kemper                AST - Kinetics             AST - Lord Abbett               AST - Lord Abbett                   AST - Marsico                       AST - MFS                          AST - MFS                         AST - MFS                         AST                AST - Neuberger & Berman     AST - Neuberger & Berman           AST - PIMCO                   AST - PIMCO             AST - Sanford Bernstein          AST - Scudder                 AST - T. Rowe Price
                                                                                                                   Overseas Growth              Mid-Cap Growth              Small-Cap Growth             Strategic Value              Small-Cap Value                  Internet                  Bond Debenture                 Small Cap Value                    Capital Growth                    Global Equity                     Growth Portfolio                 Growth with Income                Money Market                Mid-Cap Growth               Mid-Cap Value                 Limited Bond               Total Return Bond                 Index 500                     Japan                       Asset Allocation
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                               $ 9,184,903                         $ -                          $ -                          $ -                          $ -                          $ -                          $ -                                $ -                              $ -                            $ 5,497                            $ 3,088                         $ 10,604                $ 113,132,628                          $ -                  $ 2,080,786                 $ 20,440,624                   $ 51,823,520                 $ 3,330,996                      $ 1,232                     $ 10,114,959
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (20780,638)                   (432,066)                 (14,260,238)                      (7,665)                 (12,994,136)                      (2,132)                      (4,642)                        (1,636,480)                     (24,931,385)                          (179,741)                          (558,629)                        (479,051)                 (27,056,772)                  (9,739,008)                 (10,020,702)                  (5,272,032)                   (15,141,999)                 (9,505,808)                      (2,317)                      (5,780,398)
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                  (11,595,735)                   (432,066)                 (14,260,238)                      (7,665)                 (12,994,136)                      (2,132)                      (4,642)                        (1,636,480)                     (24,931,385)                          (174,244)                          (555,541)                        (468,447)                  86,075,856                   (9,739,008)                  (7,939,916)                  15,168,592                     36,681,521                  (6,174,812)                      (1,085)                       4,334,561
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                      1,129,149,583                  22,958,901                  364,563,038                       74,369                  516,831,075                      817,332                    1,491,563                         39,468,963                      467,185,960                         13,005,959                          1,948,251                        5,886,140               10,416,107,793                  864,796,399                  259,315,076                  192,552,556                    324,120,456                 349,987,079                   12,363,273                       94,823,013
   Cost of Securities Sold                                                                                                    680,306,707                  23,878,722                  193,642,802                       75,197                  321,714,296                      908,575                    1,477,391                         32,253,151                      300,660,276                         13,185,957                          1,747,867                        5,771,355               10,416,107,793                  750,055,661                  238,952,539                  195,367,589                    338,576,262                 337,694,876                   12,356,503                       65,544,532

                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
       Net Gain (Loss)                                                                                                        448,842,876                    (919,821)                 170,920,236                         (828)                 195,116,779                      (91,243)                      14,172                          7,215,812                      166,525,684                           (179,998)                           200,384                          114,785                            -                  114,740,738                   20,362,537                   (2,815,033)                   (14,455,806)                 12,292,203                        6,770                       29,278,481
   Short-Term Capital Gain Distributions Received                                                                                       -                           -                  108,835,676                            -                   48,014,769                            -                            -                                  -                       38,447,314                              2,102                                  -                                -                        7,418                            -                    2,504,895                            -                              -                  29,402,872                            -                           12,411
   Long-Term Capital Gain Distributions Received                                                                               12,868,245                           -                   19,660,270                            -                            -                            -                            -                                  -                        4,805,973                                (19)                                 -                                -                          629                   13,201,805                            -                            -                              -                  10,226,842                            -                        4,049,288
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET REALIZED GAIN (LOSS)                                                                                                      461,711,121                    (919,821)                 299,416,182                         (828)                 243,131,548                      (91,243)                      14,172                          7,215,812                      209,778,971                           (177,915)                           200,384                          114,785                        8,047                  127,942,543                   22,867,432                   (2,815,033)                   (14,455,806)                 51,921,917                        6,770                       33,340,180
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                        558,256,845                           -                  592,176,377                            -                  329,253,045                            -                            -                          4,845,224                      501,644,806                            105,895                            325,814                          252,209                            -                  124,170,953                  (15,947,584)                   2,050,978                    (34,751,893)                 65,257,049                            -                       78,285,428
   End of Period                                                                                                             (229,011,421)                (25,104,601)                (260,197,998)                     (34,155)                (138,682,868)                     (87,495)                      54,231                         36,800,960                       22,231,335                         (1,212,175)                        (6,906,361)                        (630,016)                                             (126,425,497)                 141,198,425                   14,577,604                     47,016,511                 (54,062,023)                     (44,554)                      32,198,030
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                   (787,268,266)                (25,104,601)                (852,374,375)                     (34,155)                (467,935,913)                     (87,495)                      54,231                         31,955,736                     (479,413,471)                        (1,318,070)                        (7,232,175)                        (882,225)                           -                 (250,596,450)                 157,146,009                   12,526,626                     81,768,404                (119,319,072)                     (44,554)                     (46,087,398)
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $              (337,152,880)             $  (26,456,488)              $ (567,218,431)                   $ (42,648)              $ (237,798,501)                  $ (180,870)                    $ 63,761                       $ 37,535,068                   $ (294,565,885)                      $ (1,670,229)                      $ (7,587,332)                    $ (1,235,887)                $ 86,083,903               $ (132,392,915)               $ 172,073,525                 $ 24,880,185                  $ 103,994,119               $ (73,571,967)                   $ (38,869)                    $ (8,412,657)
===========================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================    =============================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing In:                                                                                         Class 1 Sub-account Investing In:                                                                                                       Class 1 Sub-account Investing In:                                                                                   Class 1 Sub-account Investing In:
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Montgomery
                                                                                                                 AST - T. Rowe Price          AST - T. Rowe Price                Davis                      Evergreen                    Evergreen                    Evergreen                    Evergreen                       Evergreen                         Evergreen                         Evergreen                          Evergreen                         Evergreen                      Evergreen                     INVESCO                   INVESCO - VIF                INVESCO - VIF                 INVESCO - VIF                 INVESCO - VIF                  Emerging                           Nike
                                                                                                                     Global Bond               Natural Resources                 Value                     VA Blue Chip              VA Capital Growth             VA Equity Index               VA Foundation                 VA Global Leaders                      VA Omega                 VA Perpetual International             VA Small Cap Value                VA Special Equity             VA Strategic Income              VIF Dynamics              Financial Services            Health Sciences              Telecommunications               Technology                    Markets                       First Trust 10
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                               $ 2,122,503                   $ 914,180                          $ -                      $ 7,326                         $ 21                     $ 27,778                    $ 114,162                           $ 44,237                          $ 7,089                                $ -                            $ 6,479                              $ -                     $ 98,792                          $ -                          $ -                          $ -                            $ -                         $ -                          $ -                              $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (1,792,339)                 (1,570,035)                      (7,091)                     (14,685)                     (12,703)                     (15,310)                     (36,758)                           (80,000)                         (68,960)                            (3,121)                            (3,199)                        (167,241)                      (6,625)                  (1,595,528)                  (1,211,729)                  (1,894,806)                    (3,166,966)                 (5,283,922)                  (1,747,842)                        (116,259)
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                      330,164                    (655,855)                      (7,091)                      (7,359)                     (12,682)                      12,468                       77,404                            (35,763)                         (61,871)                            (3,121)                             3,280                         (167,241)                      92,167                   (1,595,528)                  (1,211,729)                  (1,894,806)                    (3,166,966)                 (5,283,922)                  (1,747,842)                        (116,259)
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                         38,985,338                 102,575,783                       20,153                       24,451                       10,836                       34,749                      157,893                          7,687,135                            5,091                          1,028,573                             26,247                        2,620,060                       48,824                  149,011,538                   90,691,898                   85,929,824                    378,330,230                 542,973,728                  169,274,865                        8,378,218
   Cost of Securities Sold                                                                                                     43,081,981                  91,012,465                       20,222                       24,940                       10,616                       37,798                      162,879                          7,708,439                            6,845                          1,072,606                             24,730                        2,334,861                       48,911                  146,920,527                   84,529,770                   85,135,450                    406,637,855                 582,214,157                  161,881,004                        9,517,408

                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
       Net Gain (Loss)                                                                                                         (4,096,643)                 11,563,318                          (69)                        (489)                         220                       (3,049)                      (4,986)                           (21,304)                          (1,754)                           (44,033)                             1,517                          285,199                          (87)                   2,091,011                    6,162,128                      794,374                    (28,307,625)                (39,240,429)                   7,393,861                       (1,139,190)
   Short-Term Capital Gain Distributions Received                                                                                       -                           -                       15,648                            -                            -                          253                            -                                  -                            2,510                                  -                              9,679                          171,516                            -                       62,765                      145,778                      241,040                        576,651                     835,153                            -                                -
   Long-Term Capital Gain Distributions Received                                                                                        -                           -                          782                            -                        1,342                          270                          528                                  -                            2,999                                  -                             14,910                                -                            -                       96,357                            -                       27,254                              -                      36,079                            -                                -
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET REALIZED GAIN (LOSS)                                                                                                       (4,096,643)                 11,563,318                       16,361                         (489)                       1,562                       (2,526)                      (4,458)                           (21,304)                           3,755                            (44,033)                            26,106                          456,715                          (87)                   2,250,133                    6,307,906                    1,062,668                    (27,730,974)                (38,369,197)                   7,393,861                       (1,139,190)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                         (7,013,215)                  6,283,253                            -                            -                            -                            -                            -                             17,274                                -                                  -                                  -                          200,289                            -                    3,218,773                       69,846                      419,823                      9,624,329                  12,339,485                   27,264,672                                -
   End of Period                                                                                                               (6,204,550)                 18,023,963                       15,135                     (291,331)                     252,491                     (264,391)                    (425,429)                          (322,123)                      (3,432,073)                            (1,892)                            39,925                       (2,726,334)                     (78,087)                 (28,798,850)                  16,802,025                   20,573,152                    (65,570,845)               (152,776,597)                 (17,851,745)                      (4,928,560)
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                        808,665                  11,740,710                       15,135                     (291,331)                     252,491                     (264,391)                    (425,429)                          (339,397)                      (3,432,073)                            (1,892)                            39,925                       (2,926,623)                     (78,087)                 (32,017,623)                  16,732,179                   20,153,329                    (75,195,174)               (165,116,082)                 (45,116,417)                      (4,928,560)
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                (2,957,814)               $ 22,648,173                     $ 24,405                   $ (299,179)                   $ 241,371                   $ (254,449)                  $ (352,483)                        $ (396,464)                    $ (3,490,189)                         $ (49,046)                          $ 69,311                     $ (2,637,149)                    $ 13,993                $ (31,363,018)                $ 21,828,356                 $ 19,321,191                 $ (106,093,114)             $ (208,769,201)               $ (39,470,398)                    $ (6,184,009)
==============================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================    =============================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing In:                                                                                         Class 1 Sub-account Investing In:
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     ProFunds VP                  ProFunds VP                 ProFunds VP                     Rydex                        Rydex                        Rydex                         WFVT                            WFVT                              AAF                               AAF
                                                                                                                      Ultra OTC                     Europe                  Ultra Small Cap                    Nova                         Ursa                         OTC                      Equity Value                   Equity Income                         Growth                           Mid Cap
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                                       $ -                         $ -                     $ 17,083                  $ 1,405,459                    $ 540,747                          $ -                    $ 201,101                           $ 35,781                              $ -                                $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (2,304,406)                   (584,610)                    (478,265)                  (2,173,428)                    (282,431)                  (7,131,232)                    (416,181)                           (35,246)                     (20,524,239)                       (11,337,429)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                   (2,324,406)                   (584,610)                    (461,182)                    (767,969)                     258,316                   (7,131,232)                    (215,080)                               535                      (20,524,239)                       (11,337,429)
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                        268,307,700                 439,631,403                  505,437,761                  615,533,775                  288,580,337                1,348,678,957                   11,771,053                            672,048                    1,859,045,856                      1,945,486,466
   Cost of Securities Sold                                                                                                    345,292,231                 462,400,156                  527,324,581                  656,066,029                  285,457,105                1,447,179,733                   11,662,186                            694,081                    1,986,500,941                      1,851,969,288

                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                                                                        (76,984,531)                (22,768,753)                 (21,886,820)                 (40,532,254)                   3,123,232                  (98,500,776)                     108,867                            (22,033)                    (127,455,085)                        93,517,178
   Short-Term Capital Gain Distributions Received                                                                              10,478,413                     103,873                      373,920                    4,195,856                            -                   22,196,279                            -                             17,497                       97,498,532                         82,891,348
   Long-Term Capital Gain Distributions Received                                                                               10,547,630                       4,511                      100,453                    6,620,180                            -                    2,537,941                            -                             41,852                      119,119,331                         20,954,477
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                                                                      (55,958,488)                (22,660,369)                 (21,412,447)                 (29,716,218)                   3,123,232                  (73,766,556)                     108,867                             37,316                       89,162,778                        197,363,003
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                         15,930,549                     220,897                      455,895                    5,121,889                     (439,010)                  55,906,048                     (560,713)                             3,150                      257,603,833                        112,117,870
   End of Period                                                                                                             (170,189,204)                   (509,428)                     (18,463)                 (12,393,594)                     425,567                 (160,955,435)                     959,371                            146,949                                -                                  -
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                   (186,119,753)                   (730,325)                    (474,358)                 (17,515,483)                     864,577                 (216,861,483)                   1,520,084                            143,799                     (257,603,833)                      (112,117,870)
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                                        $  (23,975,304)               $ (22,347,987)               $ (47,999,670)                 $ 4,246,125               $ (297,759,271)                 $ 1,413,871                          $ 181,650                   $ (188,965,294)                      $ 73,907,704
==============================================================================================================================================================================================================================================================================================================================================================================================================================

----------------------------------------------------------------------------------                           -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                       AST - AIM                                                 AST - AIM                                 AST - Alger                                               AST - Alger                                                 AST - Alger                                                                AST - Alliance                                              AST - Alliance                                        AST - American Century                                    AST - American Century
                                                                                                            Total                                                 Balanced Portfolio                                       International Equity                           All Cap Growth                                                Growth                                                  Mid-Cap Growth                                                              Growth & Income                                                 Growth                                            International Growth I                                   International Growth II
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                   Jan. 2,* thru                   Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                $ (71,016,722)                  $ (37,572,377)                 $ 2,411,758                  $ 3,720,742                 $ (8,414,313)                $ (7,564,947)                $ (2,587,208)                         $ -                 $ (2,567,277)                          $ -                   $ (1,635,667)                          $ -                    $ (6,362,444)                 $ (5,466,386)                $ (6,195,333)                $ (3,987,309)                $ (3,475,709)                $ (1,384,306)                $ (5,002,296)               $ (3,132,947)
     Net Realized Gain (Loss)                                                                    3,137,063,351                   2,594,363,071                   52,619,550                   42,409,808                  142,536,722                  109,500,383                  (29,839,159)                           -                   (1,330,992)                            -                     (4,251,615)                            -                     183,828,474                   182,734,127                   63,145,346                   35,673,158                   28,808,616                    5,239,075                   68,927,116                  50,858,290
     Net Unrealized Gain (Loss) On Investments                                                  (8,146,306,514)                  3,506,090,943                  (93,344,984)                  30,997,262                 (347,936,631)                 185,965,568                  (67,580,996)                           -                  (66,319,007)                            -                    (20,190,656)                            -                    (121,542,798)                   (6,412,196)                (149,556,231)                  51,556,829                  (72,413,819)                  53,932,229                 (148,657,416)                 72,468,212
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                         (5,080,259,885)                  6,062,881,637                  (38,313,676)                  77,127,812                 (213,814,222)                 287,901,004                 (100,007,363)                           -                  (70,217,276)                            -                    (26,077,938)                            -                      55,923,232                   170,855,545                  (92,606,218)                  83,242,678                  (47,080,912)                  57,786,998                  (84,732,596)                120,193,555
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                          7,657,892,463                   6,349,042,029                  155,449,449                   64,854,057                  165,491,349                   55,175,029                  140,745,244                            -                    6,729,763                             -                      4,373,488                             -                     161,825,964                   255,394,560                  105,010,204                   41,281,198                  120,636,499                   28,463,642                   24,961,846                  33,425,909
     Net Transfers Between Sub-accounts                                                             18,352,124                      15,484,304                   71,392,669                  (13,140,413)                 (11,374,177)                 (34,579,212)                 161,697,109                            -                1,399,927,736                             -                    894,250,483                             -                         332,482                   (25,357,099)                 119,674,414                  (51,303,563)                  99,179,233                   (4,789,257)                 (28,332,452)                (82,874,435)
     Surrenders                                                                                 (2,709,688,618)                 (1,755,533,481)                 (72,863,196)                 (41,811,935)                 (74,573,053)                 (47,332,474)                 (12,036,293)                           -                  (18,847,469)                            -                     (9,815,111)                            -                    (137,097,989)                 (101,401,105)                 (32,355,026)                 (18,794,885)                 (16,509,380)                  (8,373,745)                 (35,808,042)                (31,080,164)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                          4,966,555,969                   4,608,992,852                  153,978,922                    9,901,709                   79,544,119                  (26,736,657)                 290,406,060                            -                1,387,810,030                             -                    888,808,860                             -                      25,060,457                   128,636,356                  192,329,592                  (28,817,250)                 203,306,352                   15,300,640                  (39,178,648)                (80,528,690)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (113,703,916)                 10,671,874,489                  115,665,246                   87,029,521                 (134,270,103)                 261,164,347                  190,398,697                            -                1,317,592,754                             -                    862,730,922                             -                      80,983,689                   299,491,901                   99,723,374                   54,425,428                  156,225,440                   73,087,638                 (123,911,244)                 39,664,865
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                        26,687,726,113                  16,015,851,624                  489,456,933                  402,427,412                  743,604,435                  482,440,088                                                         -                                                          -                                                            -                   1,456,347,883                 1,156,855,982                  348,629,057                  294,203,629                  148,477,885                   75,390,247                  490,840,158                 451,175,293
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                            $ 26,574,022,197                $ 26,687,726,113                $ 605,122,179                $ 489,456,933                $ 609,334,332                $ 743,604,435                $ 190,398,697                          $ -              $ 1,317,592,754                           $ -                  $ 862,730,922                           $ -                 $ 1,537,331,572               $ 1,456,347,883                $ 448,352,431                $ 348,629,057                $ 304,703,325                $ 148,477,885                $ 366,928,914               $ 490,840,158
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   AST - American Century                                      AST - American Century                                     AST - Cohens & Steers                                        AST - Federated                            AST - Federated                                              AST - Founders                                                               AST - Gabelli                                               AST - Gabelli                                             AST - INVESCO                                             AST - JanCap
                                                                                                       Income & Growth                                            Strategic Balanced                                            Real Estate                                            Aggressive Growth                           High Yield Bond                                                 Passport                                                                  All Cap Value                                              Small Cap Value                                            Equity Income                                                Growth
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                 $ (4,216,523)                   $ (1,870,742)                    $ 92,330                 $ (1,375,378)                   $ 626,185                    $ 232,870                     $ (1,332)                         $ -                 $ 47,695,993                  $ 35,815,076                   $ (4,570,840)                 $ (1,480,975)                      $ (19,246)                          $ -                 $ (2,358,089)                $ (1,530,582)                 $ 3,986,781                  $ 1,566,627                $ (71,226,642)              $ (60,311,575)
     Net Realized Gain (Loss)                                                                       33,862,476                      13,331,439                   17,642,726                    2,868,743                    6,245,204                   (3,031,748)                      (3,500)                           -                  (55,974,674)                  (13,574,620)                   (10,637,960)                   22,483,774                         (61,695)                            -                    6,427,980                  (16,397,924)                  89,707,174                   73,836,927                1,062,247,742               1,034,785,585
     Net Unrealized Gain (Loss) On Investments                                                     (86,679,415)                     37,248,776                  (27,445,089)                  16,065,624                   11,238,262                    1,897,123                      (93,295)                           -                  (49,540,994)                  (19,561,275)                  (126,867,779)                   69,144,522                         170,400                             -                   46,035,548                   14,734,309                  (60,157,729)                   8,043,868               (2,941,891,381)                873,924,691
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                            (57,033,462)                     48,709,473                   (9,710,033)                  17,558,989                   18,109,651                     (901,755)                     (98,127)                           -                  (57,819,675)                    2,679,181                   (142,076,579)                   90,147,321                          89,459                             -                   50,105,439                   (3,194,197)                  33,536,226                   83,447,422               (1,950,870,281)              1,848,398,701
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                            150,905,022                      91,265,885                   39,478,424                   87,292,136                   17,208,495                   19,294,009                      329,092                            -                   75,723,630                   156,671,542                    149,947,892                    12,039,709                       2,547,865                             -                   32,789,977                   46,713,574                  148,061,102                  197,744,545                  977,864,053               1,067,968,042
     Net Transfers Between Sub-accounts                                                             52,232,815                      36,249,731                  (12,175,711)                  23,644,848                   42,112,008                    4,829,373                    1,555,293                            -                  (91,887,293)                  (70,561,975)                    70,736,589                    (2,429,028)                     10,269,636                             -                   10,829,929                  (68,408,489)                  18,295,872                  (10,371,533)                (195,978,719)                (63,694,319)
     Surrenders                                                                                    (30,668,893)                    (15,256,845)                 (19,008,080)                 (10,557,524)                  (5,854,644)                  (2,478,936)                      (2,187)                           -                  (51,387,823)                  (65,132,053)                   (23,527,301)                   (8,395,572)                        (95,592)                            -                  (19,805,822)                 (14,739,893)                 (90,064,766)                 (69,353,138)                (480,860,576)               (308,428,489)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            172,468,944                     112,258,771                    8,294,633                  100,379,460                   53,465,859                   21,644,446                    1,882,198                            -                  (67,551,487)                   20,977,514                    197,157,180                     1,215,109                      12,721,909                             -                   23,814,084                  (36,434,808)                  76,292,208                  118,019,874                  301,024,758                 695,845,234
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            115,435,482                     160,968,244                   (1,415,400)                 117,938,449                   71,575,510                   20,742,691                    1,784,071                            -                 (125,371,161)                   23,656,695                     55,080,601                    91,362,430                      12,811,368                             -                   73,919,523                  (39,629,005)                 109,828,434                  201,467,296               (1,649,845,523)              2,544,243,935
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                           345,801,475                     184,833,231                  207,724,173                   89,785,724                   51,981,399                   31,238,708                            -                            -                  597,930,754                   574,274,059                    206,780,861                   115,418,431                               -                             -                  237,111,071                  276,740,076                  994,465,288                  792,997,992                5,732,542,952               3,188,299,017
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 461,236,957                   $ 345,801,475                $ 206,308,773                $ 207,724,173                $ 123,556,909                 $ 51,981,399                  $ 1,784,071                          $ -                $ 472,559,593                 $ 597,930,754                  $ 261,861,462                 $ 206,780,861                    $ 12,811,368                           $ -                $ 311,030,594                $ 237,111,071              $ 1,104,293,722                $ 994,465,288              $ 4,082,697,429             $ 5,732,542,952
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         AST - Janus                                   AST - Janus                                               AST - Janus                                               AST - Janus                                               AST - Kemper                                               AST - Kinetics                                              AST - Lord Abbett                                           AST - Lord Abbett                                           AST - Marsico                                               AST - MFS
                                                                                                       Overseas Growth                                Mid Cap Growth                                           Small Cap Growth                                          Strategic Value                                           Small Cap Value                                                 Internet                                                  Bond Debenture                                              Small Cap Value                                            Capital Growth                                            Global Equity
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                $ (11,595,735)                  $ (11,482,288)                  $ (432,066)                         $ -                $ (14,260,238)                $ (7,487,156)                    $ (7,665)                         $ -                $ (12,994,136)                 $ (5,984,455)                      $ (2,132)                          $ -                        $ (4,642)                          $ -                 $ (1,636,480)                  $ (763,677)               $ (24,931,385)               $ (14,194,102)                  $ (174,244)                   $ (2,458)
     Net Realized Gain (Loss)                                                                      461,711,121                      86,208,113                     (919,821)                           -                  299,416,182                   71,628,371                         (828)                           -                  243,131,548                    46,393,894                        (91,243)                            -                          14,172                             -                    7,215,812                     (578,929)                 209,778,971                   74,897,698                     (177,915)                      2,732
     Net Unrealized Gain (Loss) On Investments                                                    (787,268,266)                    540,902,236                  (25,104,601)                           -                 (852,374,375)                 576,061,780                      (34,155)                           -                 (467,935,913)                  329,253,045                        (87,495)                            -                          54,231                             -                   31,955,736                    5,818,500                 (479,413,471)                 434,097,479                   (1,318,070)                    105,895
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                           (337,152,880)                    615,628,061                  (26,456,488)                           -                 (567,218,431)                 640,202,995                      (42,648)                           -                 (237,798,501)                  369,662,484                       (180,870)                            -                          63,761                             -                   37,535,068                    4,475,894                 (294,565,885)                 494,801,075                   (1,670,229)                    106,169
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                            197,489,457                     224,252,910                   41,691,279                            -                   74,706,240                  201,984,481                    1,198,718                            -                  195,980,211                    24,773,868                        219,281                             -                         381,262                             -                   34,444,437                   27,031,518                  437,999,730                  463,545,461                   15,258,139                     191,307
     Net Transfers Between Sub-accounts                                                           (208,315,999)                    102,132,687                   48,369,579                            -                 (240,856,158)                 282,244,629                    4,611,520                            -                   77,321,399                   466,186,888                        895,947                             -                       6,285,816                             -                   77,428,084                    2,025,241                    1,192,958                  191,591,888                   14,176,486                     993,155
     Surrenders                                                                                    (99,261,698)                    (51,686,777)                  (1,602,827)                           -                  (69,689,069)                 (36,756,036)                     (10,279)                           -                  (93,364,141)                  (40,404,140)                        (2,459)                            -                        (148,330)                            -                   (7,219,612)                  (4,015,662)                (116,886,757)                 (63,339,875)                    (808,466)                     (5,311)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                           (110,088,240)                    274,698,820                   88,458,031                            -                 (235,838,987)                 447,473,074                    5,799,959                            -                  179,937,469                   450,556,616                      1,112,769                             -                       6,518,748                             -                  104,652,909                   25,041,097                  322,305,931                  591,797,474                   28,626,159                   1,179,151
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (447,241,120)                    890,326,881                   62,001,543                            -                 (803,057,418)               1,087,676,069                    5,757,311                            -                  (57,861,032)                  820,219,100                        931,899                             -                       6,582,509                             -                  142,187,977                   29,516,991                   27,740,046                1,086,598,549                   26,955,930                   1,285,320
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                         1,476,628,906                     586,302,025                                                                          1,352,299,294                  264,623,225                                                         -                  820,219,100                             -                                                            -                                                             -                   69,726,806                   40,209,815                1,657,119,527                  570,520,978                    1,285,320                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                             $ 1,029,387,786                 $ 1,476,628,906                 $ 62,001,543                          $ -                $ 549,241,876              $ 1,352,299,294                  $ 5,757,311                          $ -                $ 762,358,068                 $ 820,219,100                      $ 931,899                           $ -                     $ 6,582,509                           $ -                $ 211,914,783                 $ 69,726,806              $ 1,684,859,573              $ 1,657,119,527                 $ 28,241,250                 $ 1,285,320
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          AST - MFS                                                     AST - MFS                                                    AST                                                           AST - Neuberger & Berman                                   AST - Neuberger & Berman                           AST - PIMCO                                                   AST - PIMCO                                                          AST - Sanford Bernstein                         AST - Scudder                                          AST - T. Rowe Price
                                                                                           Growth                                                    Growth with Income                                         Money Market                                                          Mid-Cap Growth                                            Mid-Cap Value                                     Limited Bond                                               Total Return Bond                                                         Mgt Index 500                                     Japan                                                Asset Allocation
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                   $ (555,541)                       $ (5,717)                  $ (468,447)                   $ (10,271)                $ 86,075,856                 $ 46,585,670                 $ (9,739,008)                $ (3,839,123)                $ (7,939,916)                 $ (4,007,600)                  $ 15,168,592                  $ 12,671,629                    $ 36,681,521                  $ 25,089,716                 $ (6,174,812)                $ (5,272,629)                    $ (1,085)                         $ -                  $ 4,334,561                 $ 1,503,986
     Net Realized Gain (Loss)                                                                          200,384                          24,866                      114,785                        2,272                        8,047                      102,571                  127,942,543                   23,072,954                   22,867,432                    10,017,751                     (2,815,033)                    2,864,491                     (14,455,806)                   33,733,795                   51,921,917                   46,972,582                        6,770                            -                   33,340,180                  21,555,570
     Net Unrealized Gain (Loss) On Investments                                                      (7,232,175)                        325,814                     (882,225)                     252,209                            -                            -                 (250,596,450)                 103,877,551                  157,146,009                   (17,133,949)                    12,526,626                    (8,532,984)                     81,768,404                   (82,414,622)                (119,319,072)                  38,367,719                      (44,554)                           -                  (46,087,398)                 10,237,305
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                             (7,587,332)                        344,963                   (1,235,887)                     244,210                   86,083,903                   46,688,241                 (132,392,915)                 123,111,382                  172,073,525                   (11,123,798)                    24,880,185                     7,003,136                     103,994,119                   (23,591,111)                 (73,571,967)                  80,067,672                      (38,869)                           -                   (8,412,657)                 33,296,861
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                             46,406,264                       2,446,515                   40,430,301                    2,917,984                2,187,885,020                1,806,007,531                  209,722,652                   46,001,103                   76,507,818                    69,866,864                     58,016,105                    80,167,192                     152,548,125                   268,341,763                  128,906,590                  201,370,761                       58,175                            -                   47,515,910                 101,878,102
     Net Transfers Between Sub-accounts                                                             36,501,515                       1,847,389                   26,408,968                    4,659,382               (1,907,385,235)                (107,458,454)                 275,227,841                  (21,926,231)                 121,890,621                   357,483,913                    (26,152,462)                    1,458,005                      70,099,983                   (61,802,224)                  54,492,760                   64,320,676                      675,465                            -                  (51,381,193)                 (3,944,915)
     Surrenders                                                                                     (1,891,041)                        (25,045)                  (1,486,200)                     (45,073)                (455,810,549)                (333,344,784)                 (50,346,767)                 (18,862,465)                 (66,037,832)                  (45,253,125)                   (49,212,541)                  (37,887,402)                   (100,516,156)                  (82,490,942)                 (48,367,355)                 (28,116,927)                       1,612                            -                  (40,281,811)                (32,369,634)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                             81,016,738                       4,268,859                   65,353,070                    7,532,293                 (175,310,764)               1,365,204,293                  434,603,726                    5,212,407                  132,360,607                   382,097,652                    (17,348,898)                   43,737,795                     122,131,952                   124,048,597                  135,031,995                  237,574,510                      735,252                            -                  (44,147,094)                 65,563,553
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             73,429,406                       4,613,822                   64,117,183                    7,776,503                  (89,226,861)               1,411,892,534                  302,210,811                  128,323,789                  304,434,132                   370,973,854                      7,531,287                    50,740,931                     226,126,071                   100,457,486                   61,460,028                  317,642,182                      696,383                            -                  (52,559,751)                 98,860,414
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                             4,613,822                               -                    7,776,503                            -                2,322,042,913                  910,150,379                  384,709,106                  256,385,317                  635,186,915                   264,213,061                    389,455,453                   338,714,522                     962,673,309                   862,215,823                  600,427,225                  282,785,043                            -                            -                  433,515,073                 334,654,659
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                $ 78,043,228                     $ 4,613,822                 $ 71,893,686                  $ 7,776,503              $ 2,232,816,052              $ 2,322,042,913                $ 686,919,917                $ 384,709,106                $ 939,621,047                 $ 635,186,915                  $ 396,986,740                 $ 389,455,453                 $ 1,188,799,380                 $ 962,673,309                $ 661,887,253                $ 600,427,225                    $ 696,383                          $ -                $ 380,955,322               $ 433,515,073
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     AST - T. Rowe Price                                           AST - T. Rowe Price                                              Davis                                                   Evergreen                                                 Evergreen                                                   Evergreen                                                     Evergreen                                                   Evergreen                                                 Evergreen                                                 Evergreen
                                                                                         Global Bond                                                Natural Resources                                            Value Fund                                               VA Blue Chip                                             VA Capital Growth                                           VA Equity Index                                                VA Foundation                                               VA Global Leaders                                            VA Omega                                          VA Perpetual International
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                    $ 330,164                     $ 6,861,835                   $ (655,855)                  $ (315,706)                    $ (7,091)                         $ -                     $ (7,359)                         $ -                    $ (12,682)                          $ -                       $ 12,468                           $ -                        $ 77,404                           $ -                    $ (35,763)                       $ 500                    $ (61,871)                         $ -                     $ (3,121)                        $ -
     Net Realized Gain (Loss)                                                                       (4,096,643)                       (508,769)                  11,563,318                   (4,438,116)                      16,361                            -                         (489)                           -                        1,562                             -                         (2,526)                            -                          (4,458)                            -                      (21,304)                       2,727                        3,755                            -                      (44,033)                          -
     Net Unrealized Gain (Loss) On Investments                                                         808,665                     (20,530,106)                  11,740,710                   22,185,749                       15,135                            -                     (291,331)                           -                      252,491                             -                       (264,391)                            -                        (425,429)                            -                     (339,397)                      17,274                   (3,432,073)                           -                       (1,892)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                             (2,957,814)                    (14,177,040)                  22,648,173                   17,431,927                       24,405                            -                     (299,179)                           -                      241,371                             -                       (254,449)                            -                        (352,483)                            -                     (396,464)                      20,501                   (3,490,189)                           -                      (49,046)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                             10,839,934                      19,267,464                   15,580,962                   15,935,025                    1,669,776                            -                    3,208,346                            -                    2,985,934                             -                      2,713,195                             -                       6,858,388                             -                    5,208,274                       84,942                   15,493,123                            -                      548,854                           -
     Net Transfers Between Sub-accounts                                                            (12,459,969)                     (2,991,859)                   1,402,151                      319,128                      259,390                            -                      288,145                            -                      134,236                             -                        424,728                             -                         999,767                             -                    4,790,897                      165,895                    1,244,502                            -                        1,010                           -
     Surrenders                                                                                    (11,680,745)                    (10,136,578)                  (8,651,777)                  (6,828,233)                     (13,432)                           -                      (38,066)                           -                      (40,086)                            -                        (13,811)                            -                        (212,710)                            -                     (509,709)                        (670)                    (176,015)                           -                       (1,358)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            (13,300,780)                      6,139,027                    8,331,336                    9,425,920                    1,915,734                            -                    3,458,425                            -                    3,080,084                             -                      3,124,112                             -                       7,645,445                             -                    9,489,462                      250,167                   16,561,610                            -                      548,506                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            (16,258,594)                     (8,038,013)                  30,979,509                   26,857,847                    1,940,139                            -                    3,159,246                            -                    3,321,455                             -                      2,869,663                             -                       7,292,962                             -                    9,092,998                      270,668                   13,071,421                            -                      499,460                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                           133,945,992                     141,984,005                   98,495,892                   71,638,045                            -                            -                            -                            -                            -                             -                              -                             -                               -                             -                      270,668                            -                                                         -                                                        -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 117,687,398                   $ 133,945,992                $ 129,475,401                 $ 98,495,892                  $ 1,940,139                          $ -                  $ 3,159,246                          $ -                  $ 3,321,455                           $ -                    $ 2,869,663                           $ -                     $ 7,292,962                           $ -                  $ 9,363,666                    $ 270,668                 $ 13,071,421                          $ -                    $ 499,460                         $ -
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Evergreen                                                     Evergreen                                                 Evergreen                                                  Invesco                                                   Invesco                                                     Invesco                                                       Invesco                                                     Invesco                                                  Montgomery                                                   Nike
                                                                                     VA Small Cap Value                                             VA Special Equity                                          VA Strategic Income                                         VIF Dynamics                                           VIF Financial Services                                       VIF Health Sciences                                         VIF Telecommunications                                         VIF Technology                                             Emerging Markets                                          First Trust 10
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                      $ 3,280                             $ -                   $ (167,241)                       $ 521                     $ 92,167                          $ -                 $ (1,595,528)                   $ (51,615)                $ (1,211,729)                    $ (17,331)                  $ (1,894,806)                    $ (12,609)                   $ (3,166,966)                    $ (95,343)                $ (5,283,922)                  $ (107,676)                $ (1,747,842)                $ (1,245,826)                  $ (116,259)                        $ -
     Net Realized Gain (Loss)                                                                           26,106                               -                      456,715                        9,633                          (87)                           -                    2,250,133                    1,257,714                    6,307,906                        81,012                      1,062,668                       200,172                     (27,730,974)                    2,841,659                  (38,369,197)                   3,332,312                    7,393,861                   (5,736,406)                  (1,139,190)                          -
     Net Unrealized Gain (Loss) On Investments                                                          39,925                               -                   (2,926,623)                     200,289                      (78,087)                           -                  (32,017,623)                   3,218,773                   16,732,179                        69,846                     20,153,329                       419,823                     (75,195,174)                    9,624,329                 (165,116,082)                  12,339,485                  (45,116,417)                  51,149,486                   (4,928,560)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                 69,311                               -                   (2,637,149)                     210,443                       13,993                            -                  (31,363,018)                   4,424,872                   21,828,356                       133,527                     19,321,191                       607,386                    (106,093,114)                   12,370,645                 (208,769,201)                  15,564,121                  (39,470,398)                  44,167,254                   (6,184,009)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                741,406                               -                   14,067,871                      295,177                    1,166,954                            -                   61,142,990                    2,540,483                   37,211,313                     2,331,140                     72,483,931                     2,251,483                     134,497,553                     9,095,771                  225,408,992                   14,334,899                   24,148,970                   18,463,324                    6,576,664                           -
     Net Transfers Between Sub-accounts                                                                 (4,195)                              -                    6,544,216                    1,367,392                       (8,959)                           -                  102,458,798                   21,301,818                  134,969,382                     6,299,301                    190,641,093                     6,167,329                     120,319,228                    42,554,918                  306,364,788                   46,864,762                   (6,108,393)                  (1,990,882)                  20,095,356                           -
     Surrenders                                                                                         (5,168)                              -                     (771,473)                     (15,435)                      (6,887)                           -                   (9,420,192)                    (128,025)                  (4,818,304)                     (101,997)                    (8,497,293)                     (107,744)                    (14,973,341)                     (523,997)                 (31,458,990)                    (396,652)                  (8,467,299)                  (4,534,033)                    (491,278)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                732,043                               -                   19,840,614                    1,647,134                    1,151,108                            -                  154,181,596                   23,714,276                  167,362,391                     8,528,444                    254,627,731                     8,311,068                     239,843,440                    51,126,692                  500,314,790                   60,803,009                    9,573,278                   11,938,409                   26,180,742                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                801,354                               -                   17,203,465                    1,857,577                    1,165,101                            -                  122,818,578                   28,139,148                  189,190,747                     8,661,971                    273,948,922                     8,918,454                     133,750,326                    63,497,337                  291,545,589                   76,367,130                  (29,897,120)                  56,105,663                   19,996,733                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                                                     -                    1,857,577                            -                                                         -                   28,139,148                            -                    8,661,971                             -                      8,918,454                             -                      63,497,337                             -                   76,367,130                            -                  121,309,051                   65,203,388                            -                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                   $ 801,354                             $ -                 $ 19,061,042                  $ 1,857,577                  $ 1,165,101                          $ -                $ 150,957,726                 $ 28,139,148                $ 197,852,718                   $ 8,661,971                  $ 282,867,376                   $ 8,918,454                   $ 197,247,663                  $ 63,497,337                $ 367,912,719                 $ 76,367,130                 $ 91,411,931                $ 121,309,051                 $ 19,996,733                         $ -
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Profunds                                                       Profunds                                                  Profunds                                                   Rydex                                                     Rydex                                                       Rydex                                                         WFVT                                                         WFVT                                                      AAF                                                       AAF
                                                                                        VP Ultra OTC                                                    VP Europe                                              VP Ultra Small Cap                                              Nova                                                      Ursa                                                        OTC                                                      Equity Value                                                Equity Income                                                 Growth                                                Mid Cap Growth
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                 $ (2,324,406)                      $ (97,080)                  $ (584,610)                    $ (4,228)                  $ (461,182)                   $ (15,692)                  $ (767,969)                  $ (367,547)                   $ 258,316                    $ (259,906)                  $ (7,131,232)                 $ (1,371,292)                     $ (215,080)                    $ (95,710)                       $ 535                      $ 9,844                $ (20,524,239)               $ (18,427,551)               $ (11,337,429)               $ (8,264,235)
     Net Realized Gain (Loss)                                                                      (55,958,488)                     10,702,047                  (22,660,369)                      76,485                  (21,412,447)                     434,481                  (29,716,218)                   3,928,418                    3,123,232                    (7,691,468)                   (73,766,556)                   42,891,188                         108,867                        (8,491)                      37,316                          (83)                  89,162,778                  341,226,442                  197,363,003                 147,404,371
     Net Unrealized Gain (Loss) On Investments                                                    (186,119,753)                     15,930,549                     (730,325)                     220,897                     (474,358)                     455,895                  (17,515,483)                   5,121,889                      864,577                      (439,010)                  (216,861,483)                   55,906,048                       1,520,084                      (966,330)                     143,799                        3,150                 (257,603,833)                  56,035,439                 (112,117,870)                 25,843,004
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                           (244,402,647)                     26,535,516                  (23,975,304)                     293,154                  (22,347,987)                     874,684                  (47,999,670)                   8,682,760                    4,246,125                    (8,390,384)                  (297,759,271)                   97,425,944                       1,413,871                    (1,070,531)                     181,650                       12,911                 (188,965,294)                 378,834,330                   73,907,704                 164,983,140
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                             79,693,992                       6,396,397                   10,816,556                      306,209                   11,119,736                      151,295                   25,700,830                   13,914,665                    2,319,555                     3,072,469                    188,734,596                    57,518,704                       5,174,757                    10,941,564                    2,051,539                      876,640                  160,577,408                  352,548,365                  101,704,991                 125,086,269
     Net Transfers Between Sub-accounts                                                            218,424,736                      35,671,081                   36,875,424                    2,767,296                   34,327,715                    8,787,603                  102,316,679                   38,832,915                    1,943,165                    23,045,583                    165,208,195                   169,199,924                      12,194,806                     6,280,145                    1,654,901                      474,686               (1,563,104,868)                  34,203,976                 (858,070,611)                (34,133,685)
     Surrenders                                                                                    (13,322,303)                        (87,746)                  (2,573,208)                     (13,784)                  (2,911,983)                     (77,213)                 (13,406,033)                  (2,184,030)                  (1,143,642)                     (981,989)                   (37,558,898)                   (8,067,777)                     (2,216,738)                   (1,188,543)                    (189,062)                      (9,977)                (134,085,695)                (122,793,315)                 (67,909,601)                (41,696,477)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            284,796,425                      41,979,732                   45,118,772                    3,059,721                   42,535,468                    8,861,685                  114,611,476                   50,563,550                    3,119,078                    25,136,063                    316,383,893                   218,650,851                      15,152,825                    16,033,166                    3,517,378                    1,341,349               (1,536,613,155)                 263,959,026                 (824,275,221)                 49,256,107
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             40,393,778                      68,515,248                   21,143,468                    3,352,875                   20,187,481                    9,736,369                   66,611,806                   59,246,310                    7,365,203                    16,745,679                     18,624,622                   316,076,795                      16,566,696                    14,962,635                    3,699,028                    1,354,260               (1,725,578,449)                 642,793,356                 (750,367,517)                214,239,247
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                            68,515,248                               -                    3,352,875                            -                    9,736,369                            -                   59,246,310                            -                   16,745,679                             -                    316,076,795                             -                      25,915,795                    10,953,160                    1,354,260                            -                1,725,578,449                1,082,785,093                  750,367,517                 536,128,270
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 108,909,026                    $ 68,515,248                 $ 24,496,343                  $ 3,352,875                 $ 29,923,850                  $ 9,736,369                $ 125,858,116                 $ 59,246,310                 $ 24,110,882                  $ 16,745,679                  $ 334,701,417                 $ 316,076,795                    $ 42,482,491                  $ 25,915,795                  $ 5,053,288                  $ 1,354,260                          $ -              $ 1,725,578,449                          $ -               $ 750,367,517
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             AAF                                                           AVP                                                       AVP                                                       AVP                                                       AVP                                                         AVP                                                           AVP                                                         AVP
                                                                                    Small Capitalization                                            Short Term Multi Market                                    Premier Growth                                           Growth & Income                                            US Government                                                Total Return                                                 International                                                Money Market
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                          $ -                    $ (3,010,669)                         $ -                       $ (732)                         $ -                    $ (51,984)                         $ -                    $ (35,341)                         $ -                     $ (10,275)                           $ -                     $ (16,995)                            $ -                     $ (13,696)                         $ -                     $ 14,345
     Net Realized Gain (Loss)                                                                                -                      61,556,674                            -                       (3,857)                           -                    5,522,650                            -                    2,415,677                            -                        90,347                              -                       877,532                               -                       402,674                            -                            -
     Net Unrealized Gain (Loss) On Investments                                                               -                     (52,304,469)                           -                        6,336                            -                   (4,726,345)                           -                   (1,710,317)                           -                      (121,537)                             -                      (684,546)                              -                      (266,469)                           -                            -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                      -                       6,241,536                            -                        1,747                            -                      744,321                            -                      670,019                            -                       (41,465)                             -                       175,991                               -                       122,509                            -                       14,345
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                      -                      12,428,511                            -                            -                            -                        8,142                            -                       17,750                            -                           301                              -                         9,458                               -                        11,242                            -                        1,033
     Net Transfers Between Sub-accounts                                                                      -                    (697,343,674)                           -                     (146,424)                           -                  (10,361,838)                           -                   (7,630,621)                           -                    (2,014,111)                             -                    (3,434,299)                              -                    (2,844,347)                           -                   (1,000,600)
     Surrenders                                                                                              -                     (21,725,325)                           -                       (8,390)                           -                     (747,049)                           -                     (364,596)                           -                       (83,493)                             -                      (342,232)                              -                      (151,524)                           -                     (571,038)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                      -                    (706,640,488)                           -                     (154,814)                           -                  (11,100,745)                           -                   (7,977,467)                           -                    (2,097,303)                             -                    (3,767,073)                              -                    (2,984,629)                           -                   (1,570,605)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                      -                    (700,398,952)                           -                     (153,067)                           -                  (10,356,424)                           -                   (7,307,448)                           -                    (2,138,768)                             -                    (3,591,082)                              -                    (2,862,120)                           -                   (1,556,260)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                     -                     700,398,952                            -                      153,067                            -                   10,356,424                            -                    7,307,448                            -                     2,138,768                              -                     3,591,082                               -                     2,862,120                            -                    1,556,260
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                         $ -                             $ -                          $ -                          $ -                          $ -                          $ -                          $ -                          $ -                          $ -                           $ -                            $ -                           $ -                             $ -                           $ -                          $ -                          $ -
                                                                               ==============================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               =============================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                          NBAMT                                                                  AST - Stein Roe
                                                                                     Government Income                                        Global Dollar Government Income                                    Utility Income                                                 Global Bond                                                 Conservative Investors                                         Growth Investors                                                   Growth                                                 World Privatization                                                 Partners                                                                Small Cap Blend
                                                                               ----------------------------------------------------------    ------------------------------------------------------------------------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                                        Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                  Year Ended
                                                                                      Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                       $ -                       $ (702)                             $ -                     $ (2,595)                             $ -                     $ (4,325)                             $ -                     $ (1,596)                             $ -                     $ (5,975)                             $ -                     $ (6,567)                             $ -                    $ (32,992)                             $ -                     $ (5,832)                             $ -                  $ 3,497,547                              $ -                   $ (39,039)
     Net Realized Gain (Loss)                                                                             -                       10,652                                -                      (66,646)                               -                      380,615                                -                       18,243                                -                      184,819                                -                      428,329                                -                    3,270,376                                -                      382,581                                -                   26,062,134                                -                    (790,805)
     Net Unrealized Gain (Loss) On Investments                                                            -                       (1,914)                               -                      116,497                                -                     (282,528)                               -                      (31,639)                               -                     (165,995)                               -                     (358,484)                               -                   (2,756,270)                               -                     (231,244)                               -                   11,385,231                                -                     194,637
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                   -                        8,036                                -                       47,256                                -                       93,762                                -                      (14,992)                               -                       12,849                                -                       63,278                                -                      481,114                                -                      145,505                                -                   40,944,912                                -                    (635,207)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                   -                            -                                -                        3,620                                -                          699                                -                          299                                -                        3,581                                -                        7,786                                -                       20,182                                -                           40                                -                    1,976,849                                -                     779,054
     Net Transfers Between Sub-accounts                                                                   -                     (119,769)                               -                     (563,950)                               -                     (914,578)                               -                     (296,522)                               -                   (1,200,140)                               -                   (1,383,147)                               -                   (6,894,254)                               -                   (1,260,991)                               -                 (560,656,639)                               -                  (8,663,776)
     Surrenders                                                                                           -                      (32,507)                               -                       (8,075)                               -                      (77,140)                               -                      (26,751)                               -                      (84,376)                               -                      (84,364)                               -                     (369,195)                               -                     (111,312)                               -                  (12,932,750)                               -                    (199,193)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                   -                     (152,276)                               -                     (568,405)                               -                     (991,019)                               -                     (322,974)                               -                   (1,280,935)                               -                   (1,459,725)                               -                   (7,243,267)                               -                   (1,372,263)                               -                 (571,612,540)                               -                  (8,083,915)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                   -                     (144,240)                               -                     (521,149)                               -                     (897,257)                               -                     (337,966)                               -                   (1,268,086)                               -                   (1,396,447)                               -                   (6,762,153)                               -                   (1,226,758)                               -                 (530,667,628)                               -                  (8,719,122)
                                                                               ----------------------------------------------------------    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    ---------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                  -                      144,240                                -                      521,149                                -                      897,257                                -                      337,966                                -                    1,268,086                                -                    1,396,447                                -                    6,762,153                                -                    1,226,758                                -                  530,667,628                                -                   8,719,122
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
     End of Period                                                                                      $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                         $ -
                                                                               ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    =========================================================
                                                                               =========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    =========================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.      ORGANIZATION

        American Skandia Life Assurance  Corporation  Variable Account B - Class 1 (the "Account") is a separate  investment  account of American Skandia Life Assurance  Corporation  ("American
        Skandia" or  "Company").  The Account is registered  with the  Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit  investment  trust.  The Account commenced operations September 20, 1988.

        As of December 31, 2000, the Account consisted of seventy-nine  sub-accounts.  These financial  statements report on seventy-one  sub-accounts  offered in the LifeVest Personal Security
        Annuity,  the American Skandia Advisors Plan Annuity,  the American Skandia Advisors Plan II Annuity,  the Imperium Annuity,  the American Skandia Protector Annuity,  the Emerald Choice
        Annuity,  American Skandia XTra Credit Annuity,  American Skandia LifeVest Annuity, the Alliance Capital Navigator Annuity, the Evergreen Skandia Harvester Annuity, the American Skandia
        Advisor Plan II Premier Annuity,  the Evergreen Skandia Harvester XTra Credit Annuity and American Skandia XTra Credit Premier.  Each of the seventy-one  sub-accounts  invests only in a single corresponding  portfolio of either American Skandia Trust,  Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, INVESCO Variable Investment Funds, Inc.,
        ProFunds VP,  Evergreen  Variable  Annuity  Trust,  First Defined  Portfolio  Fund LLC or Davis  Variable  Account Fund,  Inc. (the  "Trusts").  American  Skandia  Investment  Services,
        Incorporated,  an affiliate of American Skandia, is the investment manager for American Skandia Trust, while AIM Capital Management,  Inc., Lord Abbett & Co., Janus Capital Corporation,
        J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated,  Federated Investment Counseling, T. Rowe Price Associates,  Inc., T. Rowe Price International,  Inc.,
        Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., American Century Investment Management,  Inc., Marsico Capital Management LLC, Cohen and
        Steers Capital  Management,  Inc.,  Massachusetts  Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital  Management,  L.P., Fred Alger Management,  Inc., GAMCO
        Investors,  Inc., Zurich Scudder  Investments,  Inc., and Kinetics Asset  Management,  Inc. are the sub-advisors.  Montgomery Asset  Management,  L.P. is the investment  advisor for the
        Montgomery  Variable  Series.  Wells Fargo Bank N.A. is the investment  advisor for the Wells Fargo  Variable  Trust.  PADCO  Advisors II, Inc. is the  investment  advisor for the Rydex
        Variable Trust.  INVESCO Funds Group, Inc. is the investment  advisor for the INVESCO Variable  Investment  Funds,  Inc. ProFund Advisors LLC is the investment  advisor for ProFunds VP.
        Evergreen Investment  Management Company is the investment advisor for Evergreen VA Strategic Income,  Evergreen VA Equity Index,  Evergreen VA Blue Chip, Evergreen VA Omega,  Evergreen
        Asset  Management  Corp. is the investment  advisor for Evergreen VA Foundation,  Evergreen VA Small Cap Value, and Evergreen VA Global Leaders.  Mentor  Investment  Advisors LLC is the
        investment advisor for Evergreen VA Capital Growth.  Meridian Investment Company is the investment advisor for
1.      ORGANIZATION - continued

        the Evergreen VA Special Equity Fund. Mentor Perpetual Advisors LLC is the investment advisor to Evergreen VA Perpetual  International.  Davis Selected Advisers,  L.P. is the investment advisor to Davis Value.

        The investment advisors are paid fees for their services by the respective Trusts.

        The annuities referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

        During 2000, the following  sub-accounts  incurred a name change: AST American Century  International Growth II (formerly AST T. Rowe Price International  Equity); AST Gabelli Small-Cap
        Value (formerly AST T. Rowe Price Small Company Value); AST Alliance Growth (formerly AST Oppenheimer  Large-Cap  Growth),  AST Sanford Bernstein Managed Index 500 (formerly AST Bankers
        Trust Managed Index 500), AST Alliance Growth and Income (formerly AST Lord Abbett Growth and Income),  AST T. Rowe Price Global Bond (formerly AST T. Rowe Price International Bond) and
        ProFund VP UltraSmall-Cap (formerly ProFund VP Small Cap).

        The 1999 Statement of Operations and 1999 Statement of Changes in Net Assets have been restated to include one fund that is available for investment by contract holders

 2.     VALUATION OF INVESTMENTS

        The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.      ESTIMATES

        The preparation of financial  statements in conformity with generally  accepted  accounting  principles  requires that management make estimates and assumptions that affect the reported amounts of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.      INCOME TAXES

        American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes  attributable  to the Account,  or determines  that such taxes will be incurred,  it may make a charge for such taxes against the Account.

4.      INCOME TAXES - continued

        Under  current  laws,  American  Skandia may incur state and local  income  taxes (in addition to premium tax) in several  states.  The Company  does not  anticipate  that these will be significant.  However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

         Section 817(h) of the Internal  Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.      CONTRACT CHARGES

        The following contract charges are paid to American Skandia, which provides administrative services to the Account:

        Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

        Administrative  Fees - Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 per  contractowner  account is deducted at the end of each contract year and on surrender.

        Transfer Fees - Charged at a rate of $10 for each transfer after the 12th or 20th for each contractowner account, in each annuity year, as set forth in the respective prospectus'.

        Contingent Deferred Sales Charges, if applicable,  are computed as set forth in the respective  prospectus' of the LifeVest Personal Security Annuity, the American Skandia Advisors Plan
        Annuity, the American Skandia Advisors Plan II Annuity,  the Imperium Annuity, the American Skandia Protector Annuity, the Emerald Choice Annuity,  American Skandia XTra Credit Annuity,
        American Skandia LifeVest Annuity,  the Alliance Capital Navigator Annuity,  the Evergreen Skandia Harvester Annuity, the American Skandia Advisor Plan II Premier Annuity, the Evergreen
        Skandia  Harvester  XTra Credit  Annuity and American  Skandia XTra Credit  Premier.  These  charges may be imposed on the full or partial  surrender of certain  contracts.  There is no contingent deferred sales charge if all premiums were received at least eight or nine complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                 Class 1 Sub-accounts Investing In:                                                                                                             Class 1 Sub-accounts Investing In:                                                                                                                                                                            Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              AST- AIM                                       AST-AIM                                         AST-Alger                                           AST-Alger                                          AST-Alger                                         AST-Alliance                                        AST-Alliance                                               AST- American Century                               AST- American Century                                          AST- American Century
                                                                         Balanced Portfolio                           International Equity                                  All Cap Growth                                         Growth                                        Mid Cap Growth                                     Growth & Income                                     Growth                                                 International Growth I                              International Growth II                                            Income & Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                 23,102,272      22,634,344                  16,903,883              17,748,560                          -                       -                           -                       -                          -                        -                 52,766,579              47,979,349                  17,059,819              19,009,242                  6,855,601               5,670,336                  28,704,924              34,328,425                             21,361,995              13,845,190
Units Purchased                                                            7,119,034       3,392,994                   4,210,289               1,720,323                 15,572,565                       -                     659,052                       -                    435,428                        -                  5,740,035               9,660,841                   4,793,115               2,525,645                  5,938,888               1,701,547                   1,525,058               2,387,422                              9,503,127               6,149,725
Units Transferred Between Sub-accounts                                     3,465,328        (741,362)                    (64,138)             (1,073,552)                14,041,924                       -                 139,959,589                       -                 89,067,748                        -                     11,210              (1,112,627)                  5,449,744              (3,335,785)                 5,040,621                (205,609)                 (1,589,145)             (5,791,989)                             3,489,536               2,364,939
Units Surrendered                                                         (3,396,221)     (2,183,704)                 (1,937,412)             (1,491,448)                (1,384,858)                      -                  (1,954,064)                      -                 (1,032,426)                       -                 (4,981,528)             (3,760,984)                 (1,505,886)             (1,139,283)                  (827,758)               (310,673)                 (2,300,289)             (2,218,934)                            (1,966,456)               (997,859)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                       30,290,413      23,102,272                  19,112,622              16,903,883                 28,229,631                       -                 138,664,577                       -                 88,470,750                        -                 53,536,296              52,766,579                  25,796,792              17,059,819                 17,007,352               6,855,601                  26,340,548              28,704,924                             32,388,202              21,361,995
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                         Class 1 Sub-accounts Investing In:                                                                                                                                                                            Class 1 Sub-accounts Investing In:                                                                                                                                                                                        Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                        AST- American Century                          AST-Cohens & Steers                                   AST-Federated                           AST-Federated                                                   AST-Founders                                        AST-Gabelli                                        AST-Gabelli                                         AST-Invesco                                         AST-JanCap                                                      AST-Janus
                                                                         Strategic Balanced                                Real Estate                                     Aggressive Growth                          High Yield                                                       Passport                                         All Cap Value                                     Small Cap Value                                      Equity Income                                          Growth                                                     Overseas Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                 13,944,535       6,714,065                   6,224,365               3,771,461                          0                       0                  41,588,401              40,170,144                  8,818,599                9,207,623                          -                       -                  21,340,168              24,700,211                 46,660,160              40,994,187                  94,850,623              80,631,598                             61,117,418              43,711,763
Units Purchased                                                            2,540,017       6,167,258                   1,783,109               2,295,153                     31,795                       0                   5,243,661               9,895,500                  6,371,241                  764,283                    199,495                       -                   2,636,286               4,232,548                  6,485,913               9,432,516                  16,634,541              22,575,336                              7,430,557              13,999,128
Units Transferred Between Sub-accounts                                      (717,794)      1,731,718                   4,496,188                 447,875                    165,027                       0                  (6,334,429)             (4,855,009)                 2,113,181                 (594,633)                 1,083,314                       -                     920,717              (6,293,301)                 1,073,082                (573,664)                 (3,643,238)             (1,954,630)                            (6,940,931)              6,415,887
Units Surrendered                                                         (1,268,578)       (668,506)                   (612,474)               (290,124)                      (247)                      0                  (3,582,808)             (3,622,234)                (1,057,216)                (558,674)                    (9,715)                      -                  (1,598,647)             (1,299,290)                (4,047,660)             (3,192,879)                 (8,591,153)             (6,401,681)                            (4,279,333)             (3,009,360)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                       14,498,180      13,944,535                  11,891,188               6,224,365                    196,575                       0                  36,914,825              41,588,401                 16,245,805                8,818,599                  1,273,094                       -                  23,298,524              21,340,168                 50,171,495              46,660,160                  99,250,773              94,850,623                             57,327,711              61,117,418
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                                Class 1 Sub-accounts Investing In:                                                                                                                                                                            Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AST-Janus                                 AST-Janus                                          AST-Janus                                         AST - Kemper                                      AST - Kinetics                                        AST - Lord Abbett                                  AST - Lord Abbett                                   AST - Marsico                                         AST - MFS                                  AST - MFS
                                                                               Mid Cap Growth                           Small Cap Growth                                   Stategic Value                                        Small Cap Value                                   Internet                                             Bond Debenture                                     Small Cap Value                                    Capital Growth                                       Global Equity                                  Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended          Year Ended         Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999      Dec. 31, 2000       Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period                                          -               -                  32,134,969              15,003,001                          -                       -                  53,349,003                       -                          -                        -                          -                       -                   6,597,544               4,081,870                 78,684,943              40,757,449                     116,756                       -        409,467                       -
Units Purchased                                                            4,549,468               -                   1,691,590               7,636,717                    120,529                       -                  12,668,203               2,444,262                     23,995                        -                     34,974                       -                   2,903,934               2,567,431                 21,621,804              28,766,864                   1,428,941                  18,623      4,001,534                 232,164
Units Transferred Between Sub-accounts                                     5,048,195               -                  (6,280,218)             10,866,270                    466,510                       -                   3,826,659              54,737,624                     92,835                        -                    630,083                       -                   6,271,107                 194,596                    276,496              12,618,011                   1,335,516                  98,669      3,271,065                 179,355
Units Surrendered                                                           (171,561)              -                  (2,011,248)             (1,371,019)                      (981)                      -                  (6,222,586)             (3,832,883)                      (467)                       -                    (14,804)                      -                    (579,532)               (246,353)                (5,955,552)             (3,457,381)                    (78,200)                   (536)      (166,580)                 (2,052)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
Units Outstanding End of the Period                                        9,426,102               -                  25,535,093              32,134,969                    586,058                       -                  63,621,279              53,349,003                    116,363                        -                    650,253                       -                  15,193,053               6,597,544                 94,627,691              78,684,943                   2,803,013                 116,756      7,515,486                 409,467
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    =======================================================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    =======================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                         Class 1 Sub-accounts Investing In:                                                                                                                        Class 1 Sub-accounts Investing In:                                                                                                                         Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------------   ----------------------------------------------------------------------------------------------------               ------------------------------------------------
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                      AST - MFS                                               AST                                      AST- Neuberger & Berman                             AST- Neuberger & Berman               AST - PIMCO                                                   AST - PIMCO                                      AST - Stanford Bernstein                                 AST - Scudder                                    AST - T. Rowe Price                                            AST - T. Rowe Price
                                                                         Growth with Income                               Money Market                                      Mid-Cap Growth                                       Mid-Cap Value                          Limited Bond                                                  Total Return Bond                                     Mgt Index 500                                           Japan                                          Asset Allocation                                                Global Bond
                                                                 ------------------------------------    ---------------------------------------------------------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ---------------------------------------------------------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    741,323               -                 187,609,708              75,855,442                 13,460,525              13,389,289                  37,864,586              16,410,121                 32,560,943               28,863,932                 73,530,507              64,224,618                  39,825,951              22,421,754                          -                       -                  22,002,028              18,469,315                             12,533,037              12,007,692
Units Purchased                                                            3,806,195         284,830                 172,045,225             145,554,856                  6,576,802               2,285,131                   4,112,369               4,135,450                  4,573,653                6,648,573                 10,867,479              19,275,213                   8,462,705              14,853,017                      6,590                       -                   2,308,846               5,405,080                              1,007,702               1,718,752
Units Transferred Between Sub-accounts                                     2,523,569         460,748                (154,154,744)             (8,907,753)                 8,088,785              (1,301,268)                  6,160,891              19,957,280                 (2,252,122)                 136,595                  5,273,481              (4,733,026)                  3,790,669               4,547,354                     77,885                       -                  (2,588,933)               (202,122)                            (1,210,212)               (294,406)
Units Surrendered                                                           (133,460)         (4,255)                (33,006,983)            (24,892,837)                (1,608,262)               (912,627)                 (3,579,147)             (2,638,265)                (3,835,518)              (3,088,157)                (7,126,227)             (5,236,298)                 (3,244,236)             (1,996,174)                       (81)                      -                  (2,017,743)             (1,670,245)                            (1,111,025)               (899,001)
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        6,937,627         741,323                 172,493,206             187,609,708                 26,517,850              13,460,525                  44,558,699              37,864,586                 31,046,956               32,560,943                 82,545,240              73,530,507                  48,835,089              39,825,951                     84,394                       -                  19,704,198              22,002,028                             11,219,502              12,533,037
                                                                 ========================================================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 =======================================================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                     Class 1 Sub-accounts Investing In:                                                                                                                                                                             Class 1 Sub-accounts Investing In:                                                                                                                                                                                           Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         AST - T. Rowe Price                      Davis                                            Evergreen                                           Evergreen                                          Evergreen                                           Evergreen                                          Evergreen                                           Evergreen                                           Evergreen                                                      Evergreen
                                                                          Natural Resources                    Value Fund                                        VA Blue Chip                                          VA Capital Growth                                   VA Equity Index                                      VA Foundation                                    VA Global Leaders                           VA Omega                                               VA Perpetual International                                         VA Small Cap Value
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                  6,201,327       5,697,453                           -                       -                          -                       -                           -                       -                          -                        -                          -                       -                      23,101                       -                          -                       -                           -                       -                                      -                       -
Units Purchased                                                              891,162       1,036,562                     168,437                       -                    323,390                       -                     258,526                       -                    259,407                        -                    667,039                       -                     462,902                   7,592                  1,515,312                       -                      56,131                       -                                 66,275                       -
Units Transferred Between Sub-accounts                                       (79,604)        (88,890)                     27,420                       -                     31,182                       -                      11,222                       -                     44,420                        -                     92,253                       -                     446,486                  15,558                    133,633                       -                       1,425                       -                                   (350)                      -
Units Surrendered                                                           (491,902)       (443,798)                       (654)                      -                     (3,234)                      -                        (862)                      -                       (873)                       -                     (3,402)                      -                     (44,731)                    (49)                   (11,470)                      -                        (148)                      -                                   (435)                      -
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        6,520,983       6,201,327                     195,203                       -                    351,338                       -                     268,886                       -                    302,954                        -                    755,890                       -                     887,758                  23,101                  1,637,475                       -                      57,408                       -                                 65,490                       -
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

---------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                            Class 1 Sub-accounts Investing In:                                                                                                                            Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                      Evergreen                                 Evergreen                                           INVESCO                                                    INVESCO                                            INVESCO                                             INVESCO                                            INVESCO                                           Montgomery                                             Nike                                                         Profunds
                                                                    VA Special Equity                            VA Strategic Income                              VIF Dynamics                                         VIF Financial Services                               VIF Health Sciences                               VIF Telecommunications                               VIF Technology Funds                                 Emerging Markets                                     First Trust 100                                                  VP Ultra OTC
                                                                 ------------------------------------    ------------------------------------------------     ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    152,342               -                           -                       -                  2,022,585                       -                     759,104                       -                    786,518                        -                  4,184,526                       -                   4,622,242                       -                 12,060,036              10,534,383                           -                       -                              2,906,024                       -
Units Purchased                                                            1,109,747          25,338                     120,079                       -                  3,969,062                 197,621                   3,005,893                 208,880                  5,378,661                  209,738                  8,069,101                 673,205                  12,017,020                 979,105                  2,474,507               2,387,735                     706,560                       -                              4,076,427                 340,838
Units Transferred Between Sub-accounts                                       529,633         128,440                        (810)                      -                  6,027,609               1,836,705                  10,722,351                 559,373                 13,821,022                  586,420                  6,537,477               3,552,399                  14,569,486               3,679,123                   (710,436)               (275,348)                  2,039,296                       -                             11,438,688               2,592,154
Units Surrendered                                                            (60,577)         (1,436)                       (711)                      -                   (609,429)                (11,741)                   (395,712)                 (9,149)                  (604,796)                  (9,640)                  (934,986)                (41,078)                 (1,717,635)                (35,986)                  (924,635)               (586,734)                    (55,421)                      -                               (823,611)                (26,968)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        1,731,145         152,342                     118,558                       -                 11,409,827               2,022,585                  14,091,636                 759,104                 19,381,405                  786,518                 17,856,118               4,184,526                  29,491,113               4,622,242                 12,899,472              12,060,036                   2,690,435                       -                             17,597,528               2,906,024
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                 Class 1 Sub-accounts Investing In:                                                                                                                                                                Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                      Profunds                                  Profunds                                             Rydex                                               Rydex                                              Rydex                                               WFVT                                                WFVT                                                AAF                                                 AAF                                                           WFVT
                                                                      VP Europe                                VP Ultra Small Cap                                      Nova                                                Ursa                                                OTC                                            Equity Value                                                   Equity Income                              Growth                                                      Mid Cap Growth                                            US Government Allocation
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    273,963               -                     813,904                       -                  5,474,129                       -                   1,803,669                       -                 18,520,440                        -                  2,826,839               1,148,849                     136,006                       -                 20,747,944              17,168,792                  18,904,907              17,559,963                                      0               2,707,641
Units Purchased                                                              901,380          26,492                     951,343                  13,406                  2,485,894               1,420,967                     237,416                 306,109                 10,862,830                4,432,010                    527,611               1,134,203                     208,581                  88,892                  1,829,435               4,910,321                   2,180,794               3,804,702                                      0                 415,298
Units Transferred Between Sub-accounts                                     1,373,170         248,716                   1,758,770                 807,506                  8,190,715               4,273,499                     352,644               1,596,433                  5,100,518               14,693,058                  1,292,554                 651,134                     176,174                  48,105                (20,988,624)                328,071                 (19,602,951)             (1,203,604)                                     0              (3,013,391)
Units Surrendered                                                           (220,951)         (1,245)                   (265,443)                 (7,008)                (1,351,386)               (220,337)                   (124,130)                (98,873)                (2,303,995)                (604,628)                  (204,116)               (107,347)                    (17,775)                   (991)                (1,588,755)             (1,659,240)                 (1,482,750)             (1,256,154)                                     0                (109,548)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        2,327,562         273,963                   3,258,574                 813,904                 14,799,352               5,474,129                   2,269,599               1,803,669                 32,179,793               18,520,440                  4,442,888               2,826,839                     502,986                 136,006                          -              20,747,944                           -              18,904,907                                      0                       0
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                                                                   Purchases                                             Sales
                                                                                                  Year Ended                Year Ended                Year Ended                Year Ended                        Part 3                       Part 5                      Total Purchases
                                                                                                 Dec. 31, 2000             Dec. 31, 1999             Dec. 31, 2000             Dec. 31, 1999
                                                                                          ---------------------------------------------------------------------------------------------------------
                                                                                          --------------------------------------------------------------------------------------------------------
            AST - AIM Balanced Portfolio                                                               $ 258,537,532              $ 91,288,190              $ 66,575,786              $ 44,978,162                                 258,537,532                           0                  258,537,532
            AST - AIM International Equity Portfolio                                                     783,616,851               486,316,981               619,213,903               481,653,671                                 728,105,776                  55,511,075                  783,616,851
            AST - Alger All Cap Growth Portfolio                                                         393,032,936                         -               105,214,087                         -                                 261,391,168                 131,641,768                  393,032,936
            AST - Alger Growth Portfolio                                                               1,418,645,272                         -                33,402,518                         -                               1,418,645,272                           0                1,418,645,272
            AST - Alger Mid-Cap Growth Portfolio                                                         971,283,520                         -                84,110,327                         -                                 971,283,520                           0                  971,283,520
            AST - Alliance Growth & Income Portfolio                                                     527,154,143               640,040,665               343,726,635               452,504,714                                 527,154,143                           0                  527,154,143
            AST - Alliance Growth Portfolio                                                              334,559,396               101,569,953               118,831,888               101,507,580                                 334,559,396                           0                  334,559,396
            AST - American Century International Growth I Portfolio                                      498,623,191                76,803,802               292,911,616                62,309,042                                 329,850,406                 168,772,785                  498,623,191
            AST - American Century International Growth II Portfolio                                     278,655,836               597,074,887               276,326,506               659,959,681                                 278,655,836                           0                  278,655,836
            AST - American Century Income and Growth Portfolio                                           273,916,925               140,724,960                83,890,915                21,418,069                                 273,916,925                           0                  273,916,925
            AST - American Century Startegic Balanced Portfolio                                           47,910,585               109,084,805                27,385,768                10,056,959                                  47,910,585                           0                   47,910,585
            AST - Cohens & Steers Real Estate Portfolio                                                  141,121,411                50,543,202                87,029,368                28,665,886                                 118,833,481                  22,287,930                  141,121,411
            AST - Federated Aggressive Growth Portfolio                                                    1,957,773                         -                    76,907                         -                                   1,886,237                      71,536                    1,957,773
            AST - Federated High Yield Bond Portfolio                                                    295,644,131               381,599,584               315,499,624               320,878,213                                 295,644,131                           0                  295,644,131
            AST -  Founders Passport Portfolio                                                           683,578,886               131,647,392               437,095,244               131,666,420                                 321,610,001                 361,968,885                  683,578,886
            AST - Gabelli All-Cap Value Portfolio                                                         15,674,150                         -                 2,971,486                         -                                  13,156,490                   2,517,660                   15,674,150
            AST - Gabelli Small-Cap Value Portfolio                                                      192,662,634                95,642,348               158,163,876               133,607,738                                 192,662,634                           0                  192,662,634
            AST - Invesco Equity Income Portfolio                                                        422,882,115               386,585,921               267,806,531               244,093,440                                 422,882,115                           0                  422,882,115
            AST -  Jancap Growth Portfolio                                                             2,245,988,092             2,796,844,434             1,540,228,581             2,033,899,820                               2,245,988,092                           0                2,245,988,092
            AST - Janus Overseas Growth Portfolio                                                      1,020,333,852             1,061,332,081             1,129,149,583               798,115,548                               1,020,333,852                           0                1,020,333,852
            AST -  Janus Mid-Cap Growth Portfolio                                                        110,984,866                         -                22,958,901                         -                                  87,119,693                  23,865,173                  110,984,866
            AST - Janus Small-Cap Growth Portfolio                                                       242,959,758               723,175,630               364,563,038               283,189,711                                 242,959,758                           0                  242,959,758
            AST - Janus Strategic Value Portfolio                                                          5,866,663                         -                    74,369                         -                                   5,857,653                       9,010                    5,866,663
            AST - Kemper Small Cap Value Portfolio                                                       731,789,178               823,089,514               516,831,075               378,517,353                                 731,789,178                           0                  731,789,178
            AST - Kinetics Internet Portfolio                                                              1,927,969                         -                   817,332                         -                                   1,119,021                     808,948                    1,927,969
            AST - Lord Abbett Bond Debenture Portfolio                                                     8,005,670                         -                 1,491,563                         -                                   6,638,095                   1,367,575                    8,005,670
            AST - Lord Abbett Small Cap Value Portfolio                                                  142,485,391                54,838,623                39,468,963                30,561,202                                 142,485,391                           0                  142,485,391
            AST - Marsico Capital Growth Portfolio                                                       807,813,793               879,393,216               467,185,960               301,330,985                                 807,813,793                           0                  807,813,793
            AST - MFS Global Equity Portfolio                                                             41,459,861                 1,303,154                13,005,959                   126,366                                  30,437,528                  11,022,333                   41,459,861
            AST - MFS Growth Portfolio                                                                    82,409,448                 5,316,905                 1,948,251                 1,053,763                                  82,409,448                           0                   82,409,448
            AST - MFS Growth with Income Portfolio                                                        70,770,763                 7,618,990                 5,886,140                    96,968                                  70,770,763                           0                   70,770,763
            AST - Money Market                                                                        10,326,881,028             8,302,470,432            10,416,107,793             6,890,577,897                               2,257,731,847               8,069,149,181               10,326,881,028
            AST - Neuberger & Berman Mid-Cap Growth Portfolio                                          1,302,862,923               205,579,429               864,796,399               184,743,622                                 818,696,078                 484,166,845                1,302,862,923
            AST - Neuberger & Berman Mid-Cap Value Portfolio                                             386,240,662               622,937,476               259,315,076               236,425,703                                 386,240,662                           0                  386,240,662
            AST - PIMCO Limited Bond Portfolio                                                           190,372,250               185,820,697               192,552,556               129,411,273                                 190,372,250                           0                  190,372,250
            AST - PIMCO Total Return Bond Portfolio                                                      482,933,928               447,172,927               324,120,456               269,314,929                                 482,933,928                           0                  482,933,928
            AST - Sanford Bernstein Mgt Index 500 Portfolio                                              518,473,977               572,787,620               349,987,079               331,533,863                                 518,473,977                           0                  518,473,977
            AST - Scudder Japan Portfolio                                                                 13,097,441                         -                12,363,273                         -                                   3,595,679                   9,501,762                   13,097,441
            AST - Stein Roe Capital Blend                                                                          -                 1,679,491                         -                 9,802,445                                           0                           0                            0
            AST - T. Rowe Price Asset Allocation Portfolio                                                59,072,178               124,689,009                94,823,013                57,520,786                                  59,072,178                           0                   59,072,178
            AST - T. Rowe Price Global Bond Portfolio                                                     26,014,721                57,520,704                38,985,338                41,654,685                                  26,014,721                           0                   26,014,721
            AST - T. Rowe Price Natural Resources Portfolio                                              110,251,264                85,803,953               102,575,783                68,484,095                                 110,251,264                           0                  110,251,264
            AAF - Growth                                                                                           -             1,384,290,382             1,859,045,856             1,011,406,666
            AAF - Mid Cap                                                                                          -               691,951,095             1,945,486,466               568,707,667
            AAF - Small Cap                                                                                        -               198,078,542                         -               851,407,831
            Advisors Management Trust - Partners                                                                   -                15,831,635                         -               573,894,796                                           0                           0                            0
            Alliance Short Term Multi Market                                                                       -                     4,716                         -                   160,261                                           0                           0                            0
            Alliance Premium Growth                                                                                -                    62,596                         -                11,215,326                                           0                           0                            0
            Alliance Growth & Income                                                                               -                     8,405                         -                 8,021,213                                           0                           0                            0
            Alliance U.S. Government                                                                               -                       300                         -                 2,107,960                                           0                           0                            0
            Alliance Total Return                                                                                  -                     9,306                         -                 3,793,374                                           0                           0                            0
            Alliance International                                                                                 -                    36,606                         -                 3,034,931                                           0                           0                            0
            Alliance Money Market                                                                                  -                   318,949                         -                 1,875,269                                           0                           0                            0
            Alliance North American Government Income                                                              -                         -                         -                   152,990                                           0                           0                            0
            Alliance Global Dollar Government Income                                                               -                     2,849                         -                   573,909                                           0                           0                            0
            Alliance Utility Income                                                                                -                     4,692                         -                 1,000,035                                           0                           0                            0
            Alliance Global Bond                                                                                   -                    63,108                         -                   387,717                                           0                           0                            0
            Alliance Conservative Investors                                                                        -                     2,004                         -                 1,288,914                                           0                           0                            0
            Alliance Growth Investors                                                                              -                     6,987                         -                 1,473,333                                           0                           0                            0
            Alliance Growth                                                                                        -                    33,468                         -                 7,309,727                                           0                           0                            0
            Alliance World Privatization                                                                           -                         -                         -                 1,378,094                                           0                           0                            0
            Davis Value Fund                                                                               1,945,226                         -                    20,153                         -                                   1,933,266                      11,960                    1,945,226
            Evergreen - VA Blue Chip Fund                                                                  3,475,517                         -                    24,451                         -                                   3,475,517                           0                    3,475,517
            Evergreen - VA Capital Growth Fund                                                             3,079,580                         -                    10,836                         -                                   3,079,580                           0                    3,079,580
            Evergreen - VA Equity Index Fund                                                               3,171,853                         -                    34,749                         -                                   3,171,853                           0                    3,171,853
            Evergreen - VA Foundation Fund                                                                 7,881,270                         -                   157,893                         -                                   7,725,395                     155,875                    7,881,270
            Evergreen - VA Global Leaders Fund                                                            17,140,823                   282,237                 7,687,135                    31,560                                   9,730,724                   7,410,099                   17,140,823
            Evergreen - VA Omega Fund                                                                     16,510,341                         -                     5,091                         -                                  16,510,341                           0                   16,510,341
            Evergreen - VA Perpetual International Fund                                                    1,573,959                         -                 1,028,573                         -                                   1,015,292                     558,667                    1,573,959
            Evergreen - VA Small Cap Value Fund                                                              786,159                         -                    26,247                         -                                     761,708                      24,451                      786,159
            Evergreen - VA Special Equity Fund                                                            22,464,879                 1,711,437                 2,620,060                    63,711                                  21,797,286                     667,593                   22,464,879
            Evergreen - VA Strategic Income Fund                                                           1,292,099                         -                    48,824                         -                                   1,279,854                      12,245                    1,292,099
            INVESCO - VIF Dynamics Fund                                                                  301,756,728                32,610,447               149,011,538                 8,942,179                                 185,253,252                 116,503,476                  301,756,728
            INVESCO - VIF Financial Services Fund                                                        256,988,338                11,931,200                90,691,898                 3,420,087                                 181,189,807                  75,798,531                  256,988,338
            INVESCO - VIF Health Sciences Fund                                                           338,931,043                13,625,683                85,929,824                 5,323,759                                 271,318,767                  67,612,276                  338,931,043
            INVESCO - VIF Telecommunications Fund                                                        615,583,355                64,042,700               378,330,230                13,011,352                                 262,979,941                 352,603,414                  615,583,355
            INVESCO - VIF Technology Fund                                                              1,038,875,827                71,426,192               542,973,728                10,730,858                                 531,780,627                 507,095,200                1,038,875,827
            Montgomery - Emerging Markets Portfolio                                                      177,100,302               111,698,539               169,274,865               101,005,955                                 112,707,505                  64,392,797                  177,100,302
            Nike - First Trust 10 Portfolio                                                               34,442,702                         -                 8,378,218                         -                                  25,454,864                   8,987,838                   34,442,702
            Profunds - VP Ultra OTC                                                                      571,805,762                79,939,233               268,307,700                38,056,581                                 280,450,676                 291,355,086                  571,805,762
            Profunds - VP Europe                                                                         484,273,949                 4,289,567               439,631,403                 1,234,074                                  26,270,890                 458,003,059                  484,273,949
            Profunds - VP Ultra Small Cap                                                                547,986,421                49,680,888               505,437,761                40,834,895                                  30,972,318                 517,014,103                  547,986,421
            Rydex - Nova                                                                                 740,193,318               321,392,769               615,533,775               268,931,809                                 148,515,259                 591,678,059                  740,193,318
            Rydex - Ursa                                                                                 291,957,732               347,175,972               288,580,337               322,299,815                                  33,296,974                 258,660,758                  291,957,732
            Rydex - OTC                                                                                1,682,665,837               952,393,483             1,348,678,957               731,335,364                                 508,498,492               1,174,167,345                1,682,665,837
            WFVT - Equity Value Fund                                                                      26,708,799                18,846,795                11,771,053                 2,909,340                                  26,708,799                           0                   26,708,799
            WFVT - Equity Income Fund                                                                      4,249,309                 1,390,159                   672,048                    38,965                                   4,249,309                           0                    4,249,309

                                                                                          ---------------------------------------------------------------------------------------------------------               --------------------------------------------------------------------------------------
                                                                                          --------------------------------------------------------------------------------------------------------               --------------------------------------------------------------------------------------
                                                                                                    $ 33,661,294,091          $ 24,621,439,916          $ 28,798,869,135          $ 19,337,020,906                              19,825,918,793              13,835,375,298               33,661,294,091
                                                                                          =========================================================================================================               ======================================================================================
                                                                                          ========================================================================================================               ======================================================================================

                                                                                                                                                                                                                                                         15,571,757,108.00
                                                                                                                                                                                                                                                            518,526,325.00
                                                                                                                                                                                                                                                          1,213,719,641.00
                                                                                                                                                                                                                                                         13,839,511,142.00